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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07452
AIM Variable Insurance Funds
(Exact name of registrant as specified in charter)
     11 Greenway Plaza, Suite 100 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.

AIM V.I. Basic Balanced Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VIBBA-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments (a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—74.61%

Advertising—4.51%

Interpublic Group of Cos., Inc. (The) (b)	88,339	$664,309
Omnicom Group Inc.	23,200	857,008

		1,521,317

Asset Management & Custody Banks—1.81%

State Street Corp.	11,602	610,265

Brewers—1.59%

Molson Coors Brewing Co. -Class B	11,020	536,454

Casinos & Gaming—0.96%

International Game Technology	15,135	325,100

Communications Equipment—1.33%

Nokia Corp. -ADR (Finland)	30,805	450,369

Computer Hardware—2.68%

Dell Inc. (b)	59,389	906,276

Construction Materials—1.56%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)	40,631	524,952

Consumer Finance—3.93%

American Express Co.	27,155	920,555
SLM Corp. (b)	46,653	406,814

		1,327,369

Data Processing & Outsourced Services—2.49%

Alliance Data Systems Corp. (b)	7,264	443,685
Western Union Co.	20,945	396,279

		839,964

Department Stores—1.78%

Kohl’s Corp. (b)	4,928	281,142
Nordstrom, Inc.	10,488	320,304

		601,446

Diversified Capital Markets—1.41%

UBS AG (Switzerland)(b)	26,029	476,591

Education Services—0.39%

Apollo Group, Inc. -Class A (b)	1,796	132,311

Electronic Manufacturing Services—2.71%

Flextronics International Ltd. (Singapore)(b)	38,858	289,881
Tyco Electronics Ltd. (Switzerland)	28,068	625,355

		915,236

General Merchandise Stores—2.22%

Target Corp.	16,020	747,814

Health Care Equipment—1.06%

Baxter International Inc.	6,257	356,712

Home Improvement Retail—1.48%

Home Depot, Inc. (The)	18,762	499,820

Hotels, Resorts & Cruise Lines—0.94%

Marriott International, Inc. -Class A	11,480	316,733

Household Appliances—1.18%

Whirlpool Corp.	5,708	399,332

Human Resource & Employment Services—2.70%

Robert Half International, Inc.	36,438	911,679

Industrial Conglomerates—1.44%

Tyco International Ltd.	14,088	485,754

Industrial Machinery—3.90%

Illinois Tool Works Inc.	16,054	685,666
Ingersoll-Rand PLC (Ireland)	20,535	629,809

		1,315,475

Investment Banking & Brokerage—1.99%

Morgan Stanley	21,798	673,122

Managed Health Care—4.75%

Aetna Inc.	23,834	663,300
UnitedHealth Group Inc.	37,611	941,780

		1,605,080

Movies & Entertainment—0.83%

Walt Disney Co. (The)	10,166	279,158

Oil & Gas Drilling—0.48%

Transocean Ltd. (b)	1,876	160,454

Oil & Gas Equipment & Services—2.49%

Halliburton Co.	16,120	437,175
Schlumberger Ltd.	6,797	405,101

		842,276

Other Diversified Financial Services—5.12%

Bank of America Corp.	42,321	716,072
Citigroup Inc.	36,892	178,557
JPMorgan Chase & Co.	19,043	834,464

		1,729,093

Packaged Foods & Meats—0.92%

Unilever N.V. (Netherlands)	10,731	309,777

Pharmaceuticals—0.77%

Sanofi-Aventis S.A. (France)	3,527	258,839
See accompanying notes which are an integral part of this schedule.
AIM V.I. Basic Balanced Fund

	Shares	Value

Property & Casualty Insurance—2.86%

XL Capital Ltd. -Class A	55,217	$964,089

Regional Banks—0.93%

Fifth Third Bancorp	31,056	314,597

Semiconductor Equipment—6.81%

ASML Holding N.V. (Netherlands)	50,529	1,490,068
KLA-Tencor Corp.	22,599	810,400

		2,300,468

Specialized Finance—1.87%

Moody’s Corp.	30,936	632,950

Systems Software—2.72%

CA, Inc.	19,038	418,646
Microsoft Corp.	19,352	501,023

		919,669

Total Common Stocks & Other Equity Interests (Cost $24,584,113)		25,190,541

	Principal
	Amount
Bonds & Notes—8.87

Aerospace & Defense—0.16%

BAE Systems Holdings Inc., Sr. Unsec. Gtd. Notes, 4.95%, 06/01/14(c)	$20,000	21,018
6.38%, 06/01/19(c)	30,000	33,097

		54,115

Asset Management & Custody Banks—0.13%

Bank of New York Mellon Corp. (The), Sr. Unsec. Notes, 4.30%, 05/15/14	15,000	15,868
Sr. Unsec. Unsub. Notes, 5.45%, 05/15/19	25,000	27,216

		43,084

Broadcasting—0.22%

COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(c)	30,000	36,798
COX Enterprises Inc., Sr. Unsec. Notes, 7.88%, 09/15/10(c)	35,000	36,672

		73,470

Diversified Banks—0.75%

Barclays Bank PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 6.75%, 05/22/19	55,000	61,161
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Unsub. Floating Rate Medium-Term Euro Notes, 4.01%, 04/17/14(d)	58,500	63,049
Standard Chartered PLC (United Kingdom), Sr. Notes, 5.50%, 11/18/14(c)	100,000	107,939
Wachovia Corp., Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	20,000	21,478

		253,627

Diversified Chemicals—0.12%

Cabot Corp., Sr. Unsec. Notes, 5.00%, 10/01/16	40,000	39,862

Electric Utilities—0.68%

Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	15,000	16,362
DCP Midstream LLC, Sr. Unsec. Notes, 7.88%, 08/16/10	85,000	89,446
Ohio Power Co., Series 1, Sr. Unsec. Notes, 5.38%, 10/01/21	50,000	50,817
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	57,729
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	15,678

		230,032

Gold—0.15%

Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	50,000	50,054

Health Care Distributors—0.08%

CareFusion Corp., Sr. Unsec. Notes, 6.38%, 08/01/19(c)	25,000	27,110

Health Care Services—0.23%

Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	70,000	76,784

Hotels, Resorts & Cruise Lines—0.21%

Hyatt Hotels Corp., Sr. Unsec. Unsub. Notes, 5.75%, 08/15/15(c)	70,000	72,747

Integrated Oil & Gas—0.07%

Husky Energy Inc. (Canada), Sr. Unsec. Unsub. Global Notes, 7.25%, 12/15/19	20,000	22,996

Integrated Telecommunication Services—0.68%

AT&T Inc., Sr. Unsec. Unsub. Global Notes, 6.55%, 02/15/39	25,000	27,383
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Notes, 3.75%, 05/20/11(c)	60,000	62,020
DirecTV Holdings LLC/DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.63%, 05/15/16	40,000	43,050
Windstream Georgia Communications Corp., Sr. Unsec. Deb., 6.50%, 11/15/13	98,000	97,414

		229,867

See accompanying notes which are an integral part of this schedule.
AIM V.I. Basic Balanced Fund

	Principal
	Amount	Value

Investment Banking & Brokerage—0.72%

Goldman Sachs Group Inc. (The), Sr. Unsec. Global Notes, 7.50%, 02/15/19	$40,000	$45,911
Jefferies Group Inc., Sr. Unsec. Notes, 8.50%, 07/15/19	50,000	53,208
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	40,000	42,733
Series F, Sr. Unsec. Medium-Term Global Notes, 5.95%, 12/28/17	100,000	102,857

		244,709

Life & Health Insurance—0.51%

Hartford Life Global Funding Trusts, Sr. Sec. Unsub. Floating Rate Medium-Term Notes, 0.59%, 10/15/09(d)	50,000	49,997
MetLife Inc., Sr. Unsec. Global Notes, 7.72%, 02/15/19	75,000	88,462
Prudential Financial Inc., Series D, Sr. Unsec. Unsub. Medium-Term Notes, 7.38%, 06/15/19	30,000	33,554

		172,013

Mortgage Backed Securities—0.40%

U.S. Bank N.A., Sr. Unsec. Unsub. Medium-Term Global Notes, 5.92%, 05/25/12	125,682	134,931

Movies & Entertainment—0.10%

Time Warner Cable Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 07/01/18	30,000	33,192

Multi-Line Insurance—0.12%

Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(c)	45,000	41,928

Multi-Utilities—0.09%

Dominion Resources Inc., Sr. Unsec. Unsub. Notes, 5.20%, 08/15/19	30,000	31,382

Oil & Gas Equipment & Services—0.15%

SEACOR Holdings Inc., Sr. Notes, 7.38%, 10/01/19	50,000	50,345

Oil & Gas Exploration & Production—0.35%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	70,000	80,041
EOG Resources Inc., Sr. Unsec. Unsub. Notes, 5.63%, 06/01/19	35,000	38,446

		118,487

Oil & Gas Storage & Transportation—0.15%

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	50,000	51,736

Other Diversified Financial Services—1.43%

Bear Stearns Cos. LLC (The), Sr. Unsec. Unsub. Floating Rate Notes, 0.91%, 07/19/10(d)	180,000	180,742
Citigroup Inc., Sr. Unsec. Medium-Term Notes, 5.50%, 10/15/14	40,000	40,094
General Electric Capital Corp., Sr. Unsec. Unsub. Global Notes, 5.90%, 05/13/14	75,000	80,947
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.75%, 05/01/13	65,000	68,399
Sr. Unsec. Unsub. Global Notes, 6.30%, 04/23/19	20,000	22,047
Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	85,000	89,840
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs. Notes, 1.39% (Acquired 12/07/04; Cost $90,000)(c)(d)(e)(f)	90,000	292
Two-Rock Pass-Through Trust (Bermuda), Floating Rate Pass Through Ctfs. Notes, 1.40% (Acquired 11/10/06; Cost $100,118)(c)(d)(f)	100,000	325

		482,686

Paper Packaging—0.13%

Bemis Co. Inc., Sr. Unsec. Unsub. Notes, 5.65%, 08/01/14	40,000	42,748

Paper Products—0.08%

International Paper Co., Sr. Unsec. Unsub. Global Bonds, 7.50%, 08/15/21	25,000	26,601

Regional Banks—0.18%

PNC Capital Trust C, Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd. Capital Securities, 0.93%, 06/01/28(d)	100,000	61,051

Research & Consulting Services—0.40%

Erac USA Finance Co., Unsec. Gtd. Notes, 5.80%, 10/15/12(c)	130,000	133,697

Retail REIT’s—0.08%

Simon Property Group LP, Sr. Unsec. Unsub. Notes, 6.75%, 05/15/14	25,000	26,838

Steel—0.05%

ArcelorMittal (Luxembourg), Sr. Unsec. Unsub. Global Notes, 9.00%, 02/15/15	15,000	17,220

Trading Companies & Distributors—0.06%

GATX Corp., Notes, 4.75%, 10/01/12	20,000	20,206
See accompanying notes which are an integral part of this schedule.
AIM V.I. Basic Balanced Fund

	Principal
	Amount	Value

Trucking—0.39%

Stagecoach Transport Holdings PLC (The) (United Kingdom), Sr. Unsec. Unsub. Yankee Notes, 8.63%, 11/15/09	$130,000	$130,251

Total Bonds & Notes (Cost $3,064,105)		2,993,769

U.S. Government Sponsored Mortgage-Backed Securities—8.41%

Federal Home Loan Mortgage Corp. (FHLMC)—2.16%

Pass Through Ctfs., 7.00%, 06/01/15 to 06/01/32	85,606	94,629
7.50%, 11/01/30 to 05/01/31	14,864	16,698
6.50%, 08/01/32	4,005	4,308
5.50%, 01/01/35 to 02/01/37	429,464	451,381
Pass Through Ctfs., TBA, 4.50%, 10/01/39(g)(h)	160,000	161,900

		728,916

Federal National Mortgage Association (FNMA)—5.26%

Pass Through Ctfs., 7.50%, 11/01/15 to 03/01/31	74,031	84,370
7.00%, 02/01/16 to 09/01/32	21,997	24,035
6.50%, 07/01/16 to 10/01/35	69,316	75,509
6.00%, 01/01/17 to 03/01/37	263,190	278,592
5.50%, 03/01/21	1,045	1,109
8.00%, 08/01/21 to 12/01/23	12,755	14,164
Pass Through Ctfs., TBA, 4.00%, 10/01/24(g)(h)	50,000	50,875
4.50%, 10/01/24 to 10/01/39(g)(h)	250,000	256,656
5.00%, 10/01/24(g)(h)	100,000	104,859
5.00%, 10/01/39(g)	500,000	516,485
5.50%, 10/01/39(g)	200,000	209,219
6.00%, 10/01/39(g)(h)	150,000	158,273

		1,774,146

Government National Mortgage Association (GNMA)—0.99%

Pass Through Ctfs., 7.50%, 06/15/23 to 10/15/31	28,627	32,063
8.50%, 11/15/24	28,991	33,256
8.00%, 08/15/25	7,878	8,928
6.50%, 03/15/29 to 01/15/37	241,511	260,724

		334,971

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $2,768,736)		2,838,033

Asset-Backed Securities—5.14%

BA Credit Card Trust, Series 2006-B4, Class B4, Floating Rate Pass Through Ctfs., 0.32%, 03/15/12(d)	120,000	119,920
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 4.56%, 08/25/33(d)	48,094	43,156
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	80,000	78,718
Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	45,000	43,427
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.46%, 03/11/39(d)	100,000	96,734
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	50,000	47,775
Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	80,000	86,698
Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	50,000	50,842
Citigroup Mortgage Loan Trust Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 3.29%, 08/25/34(d)	106,607	102,641
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	59,896	56,522
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	117,417
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	45,000	45,843
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, Pass Through Ctfs., 6.53%, 07/14/16(c)	80,000	84,522
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(d)	60,000	60,241
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	80,000	78,810
Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	51,720	53,130
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4, Pass Through Ctfs., 5.22%, 11/15/11	34,528	35,080
Option One Mortgage Securities Corp., Series 2007-4A, Floating Rate Notes, 0.35%, 04/25/12 (Acquired 05/11/07; Cost $47,228)(c)(d)	47,228	18,891
See accompanying notes which are an integral part of this schedule.
AIM V.I. Basic Balanced Fund

	Principal
	Amount	Value

Asset-Backed Securities—(continued)

Structured Asset Securities Corp., Series 2007-OSI, Class A2, Floating Rate Pass Through Ctfs., 0.34%, 06/25/37(d)	$86,026	$66,465
USAA Auto Owner Trust, Series 2006-2, Class A4, Pass Through Ctfs., 5.37%, 02/15/12	37,181	37,903
Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	80,000	82,015
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	100,000	98,081
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(d)	40,000	39,926
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.85%, 08/25/33(d)	84,166	79,670
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.47%, 07/25/34(d)	31,072	29,470
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 4.55%, 12/25/34(d)	88,877	81,707

Total Asset-Backed Securities (Cost $1,702,380)		1,735,604

U.S. Treasury Securities—2.29%

U.S. Treasury Notes—1.37%

1.50%, 12/31/13 (i)	260,000	254,678
3.63%, 08/15/19	200,000	205,313

		459,991

U.S. Treasury Bonds—0.92%

5.38%, 02/15/31	195,000	231,776
3.50%, 02/15/39	40,000	36,237
4.50%, 08/15/39	40,000	43,125

		311,138

Total U.S. Treasury Securities (Cost $766,482)		771,129

	Shares

Preferred Stocks—1.58%

Office Services & Supplies—1.58%

Pitney Bowes International Holdings Inc., Series D, 0.43% Pfd. (Cost $578,455)	6	534,655

Money Market Funds—3.55%

Liquid Assets Portfolio-Institutional Class (j)	599,866	599,866
Premier Portfolio-Institutional Class (j)	599,866	599,866

Total Money Market Funds (Cost $1,199,732)		1,199,732

TOTAL INVESTMENTS—104.45% (Cost $34,664,003)		35,263,463

OTHER ASSETS LESS LIABILITIES—(4.45)%		(1,500,804)

NET ASSETS—100.00%		$33,762,659

Investment Abbreviations:

ADR	— American Depositary Receipt

Ctfs.	— Certificates

Deb.	— Debentures

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

TBA	— To Be Announced

Unsec.	— Unsecured

Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2009 was $677,056, which represented 2.01% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2009.

(e)	Defaulted security. Currently, the issuer is fully in default with respect to interest payments. The value of this security at September 30, 2009 represented less than 0.01% of the Fund’s Net Assets.

(f)	Perpetual bond with no specified maturity date.

(g)	Security purchased on forward commitment basis.

(h)	This security is subject to dollar roll transactions. See Note 1D.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(j)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Basic Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
AIM V.I. Basic Balanced Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
AIM V.I. Basic Balanced Fund

D.	Dollar Roll and Forward Commitment Transactions — (continued)
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.
AIM V.I. Basic Balanced Fund

G.	Futures Contracts — (continued)

Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
I.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
AIM V.I. Basic Balanced Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$24,900,205	$1,490,068	$534,655	$26,924,928
U.S. Treasury Debt Securities	—	771,129	—	771,129
U.S. Government Sponsored Mortgage-Backed Debt Securities	—	2,838,033	—	2,838,033
Corporate Debt Securities	—	2,993,769	—	2,993,769
Asset Backed Securities	—	1,735,604	—	1,735,604

				35,263,463

Other Investments*	3,162	—	—	3,162

Total Investments	$24,903,367	$9,828,603	$534,655	$35,266,625

*	Other Investments include futures, which are included at unrealized appreciation.
NOTE 3 — Derivative Investments
Open Futures Contracts at Period-End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 2 Year Notes	4	December-2009/Long	$867,875	$4,679
U.S. Treasury 5 Year Notes	1	December-2009/Long	116,094	1,306
U.S. Treasury 30 Year Bonds	1	December-2009/Long	121,375	(127)

Subtotal			$1,105,344	$5,858

U.S. Treasury 10 Year Notes	4	December-2009/Short	(473,313)	(2,696)

Total				$3,162

AIM V.I. Basic Balanced Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $11,467,937 and $13,759,241, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,509,768
Aggregate unrealized (depreciation) of investment securities	(3,643,036)

Net unrealized appreciation (depreciation) of investment securities	$(133,268)

Cost of investments for tax purposes is $35,396,731.
AIM V.I. Basic Balanced Fund

AIM V.I. Basic Value Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VIBVA-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments(a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.33%

Advertising—5.56%

Interpublic Group of Cos., Inc. (The) (b)	1,173,574	$8,825,276
Omnicom Group Inc.	289,291	10,686,410

		19,511,686

Asset Management & Custody Banks—2.22%

State Street Corp.	148,279	7,799,475

Brewers—1.99%

Molson Coors Brewing Co. -Class B	143,150	6,968,542

Casinos & Gaming—1.22%

International Game Technology	199,730	4,290,200

Communications Equipment—2.27%

Nokia Corp. -ADR (Finland)	544,290	7,957,520

Computer Hardware—3.31%

Dell Inc. (b)	761,807	11,625,175

Construction Materials—1.84%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)	501,057	6,473,656

Consumer Finance—4.85%

American Express Co.	341,222	11,567,426
SLM Corp. (b)	624,499	5,445,631

		17,013,057

Data Processing & Outsourced Services—3.47%

Alliance Data Systems Corp. (b)	118,742	7,252,761
Western Union Co.	259,767	4,914,792

		12,167,553

Department Stores—2.15%

Kohl’s Corp. (b)	63,357	3,614,517
Nordstrom, Inc.	129,122	3,943,386

		7,557,903

Diversified Capital Markets—1.74%

UBS AG (Switzerland)(b)	333,865	6,113,068

Education Services—0.46%

Apollo Group, Inc. -Class A (b)	22,110	1,628,844

Electronic Manufacturing Services—4.62%

Flextronics International Ltd. (Singapore)(b)	1,022,139	7,625,157
Tyco Electronics Ltd. (Switzerland)	385,893	8,597,696

		16,222,853

General Merchandise Stores—2.58%

Target Corp.	193,903	9,051,392

Home Improvement Retail—1.85%

Home Depot, Inc. (The)	243,604	6,489,611

Hotels, Resorts & Cruise Lines—1.11%

Marriott International, Inc. -Class A	140,668	3,881,030

Household Appliances—1.65%

Whirlpool Corp.	82,785	5,791,639

Human Resource & Employment Services—3.34%

Robert Half International, Inc.	469,195	11,739,259

Industrial Conglomerates—1.99%

Tyco International Ltd.	202,628	6,986,613

Industrial Machinery—4.75%

Illinois Tool Works Inc.	206,916	8,837,382
Ingersoll-Rand PLC (Ireland)	255,737	7,843,454

		16,680,836

Investment Banking & Brokerage—2.36%

Morgan Stanley	268,366	8,287,142

Life Sciences Tools & Services—1.88%

Waters Corp. (b)	117,817	6,581,258

Managed Health Care—5.93%

Aetna Inc.	290,739	8,091,266
UnitedHealth Group Inc.	508,075	12,722,198

		20,813,464

Movies & Entertainment—1.03%

Walt Disney Co. (The)	132,100	3,627,466

Oil & Gas Drilling—0.63%

Transocean Ltd. (b)	25,932	2,217,964

Oil & Gas Equipment & Services—3.25%

Halliburton Co.	208,621	5,657,801
Weatherford International Ltd. (b)	276,757	5,737,173

		11,394,974

Other Diversified Financial Services—6.64%

Bank of America Corp.	594,037	10,051,106
Citigroup Inc.	576,704	2,791,247
JPMorgan Chase & Co.	238,670	10,458,520

		23,300,873

Packaged Foods & Meats—1.09%

Unilever N.V. (Netherlands)	132,990	3,839,089

Pharmaceuticals—0.98%

Sanofi-Aventis S.A. (France)	47,006	3,449,677

Property & Casualty Insurance—3.62%

XL Capital Ltd. -Class A	726,657	12,687,431
See accompanying notes which are an integral part of this schedule.
AIM V.I. Basic Value Fund

	Shares	Value

Regional Banks—1.77%

Fifth Third Bancorp	611,545	$6,194,951

Semiconductor Equipment—8.40%

ASML Holding N.V. (Netherlands)	661,876	19,518,299
KLA-Tencor Corp.	277,768	9,960,761

		29,479,060

Specialized Finance—2.97%

Moody’s Corp.	509,412	10,422,569

Systems Software—3.81%

CA, Inc.	224,398	4,934,512
Microsoft Corp.	325,220	8,419,946

		13,354,458

Total Common Stocks & Other Equity Interests (Cost $323,854,814)		341,600,288

Money Market Funds—3.80%

Liquid Assets Portfolio-Institutional Class (c)	6,666,045	6,666,045
Premier Portfolio-Institutional Class (c)	6,666,045	6,666,045

Total Money Market Funds (Cost $13,332,090)		13,332,090

TOTAL INVESTMENTS—101.13% (Cost $337,186,904)		354,932,378

OTHER ASSETS LESS LIABILITIES—(1.13)%		(3,966,755)

NET ASSETS—100.00%		$350,965,623

Investment Abbreviations:

ADR	—	American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM V.I. Basic Value Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes
AIM V.I. Basic Value Fund

E.	Foreign Currency Translations — (continued)

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$335,414,079	$19,518,299	$—	$354,932,378

AIM V.I. Basic Value Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $46,034,460 and $85,373,196 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$50,965,226
Aggregate unrealized (depreciation) of investment securities	(43,881,313)

Net unrealized appreciation of investment securities	$7,083,913

Cost of investments for tax purposes is $347,848,465.
AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VICAP-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments(a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.06%

Aerospace & Defense—7.04%

General Dynamics Corp.	48,567	$3,137,428
Goodrich Corp.	56,305	3,059,614
Honeywell International Inc.	200,727	7,457,008
Lockheed Martin Corp.	86,692	6,768,911
Raytheon Co.	190,937	9,159,248
Rockwell Collins, Inc.	87,772	4,458,818
United Technologies Corp.	231,595	14,111,083

		48,152,110

Air Freight & Logistics—0.49%

Expeditors International of Washington, Inc.	96,267	3,383,785

Apparel Retail—1.87%

Aeropostale, Inc. (b)	35,629	1,548,793
Gap, Inc. (The)	526,831	11,274,183

		12,822,976

Application Software—0.39%

Adobe Systems Inc. (b)	81,491	2,692,463

Asset Management & Custody Banks—0.36%

T. Rowe Price Group Inc.	54,266	2,479,956

Auto Parts & Equipment—1.24%

Autoliv, Inc. (Sweden)(b)	40,617	1,364,731
BorgWarner, Inc.	41,821	1,265,503
Gentex Corp.	71,838	1,016,508
Johnson Controls, Inc.	189,423	4,841,652

		8,488,394

Automobile Manufacturers—0.63%

Toyota Motor Corp. (Japan)	108,700	4,278,837

Automotive Retail—0.35%

AutoZone, Inc. (b)	16,318	2,386,018

Biotechnology—3.08%

Amgen Inc. (b)	85,145	5,128,283
Biogen Idec Inc. (b)	43,414	2,193,275
Gilead Sciences, Inc. (b)	295,517	13,765,182

		21,086,740

Communications Equipment—5.72%

Cisco Systems, Inc. (b)	442,601	10,418,828
QUALCOMM Inc.	301,978	13,582,970
Research In Motion Ltd. (Canada)(b)	223,834	15,119,987

		39,121,785

Computer & Electronics Retail—0.50%

Best Buy Co., Inc.	91,843	3,445,949

Computer Hardware—5.15%

Apple Inc. (b)	75,088	13,919,063
Dell Inc. (b)	149,605	2,282,972
Hewlett-Packard Co.	116,742	5,511,390
International Business Machines Corp.	113,109	13,528,967

		35,242,392

Computer Storage & Peripherals—0.39%

QLogic Corp. (b)	95,771	1,647,261
STEC Inc. (b)	34,999	1,028,621

		2,675,882

Construction & Engineering—0.57%

Fluor Corp.	76,973	3,914,077

Consumer Finance—0.36%

American Express Co.	71,723	2,431,410

Data Processing & Outsourced Services—3.27%

Alliance Data Systems Corp. (b)	55,535	3,392,078
MasterCard, Inc. -Class A	69,281	14,005,154
Visa Inc. -Class A	71,599	4,948,207

		22,345,439

Department Stores—2.27%

J.C. Penney Co., Inc.	167,997	5,669,899
Kohl’s Corp. (b)	173,154	9,878,435

		15,548,334

Diversified Metals & Mining—1.75%

BHP Billiton Ltd. (Australia)	88,982	2,941,547
Freeport-McMoRan Copper & Gold Inc.	80,332	5,511,578
Rio Tinto PLC (United Kingdom)(b)	81,348	3,491,197

		11,944,322

Education Services—1.43%

Apollo Group, Inc. -Class A (b)	133,016	9,799,289

Electrical Components & Equipment—0.47%

Cooper Industries PLC — Class A (Ireland)	85,280	3,203,970

Electronic Components—0.68%

Corning Inc.	305,287	4,673,944

Electronic Manufacturing Services—1.05%

Flextronics International Ltd. (Singapore)(b)	447,233	3,336,358
Tyco Electronics Ltd. (Switzerland)	173,154	3,857,871

		7,194,229

See accompanying notes which are an integral part of this schedule.
AIM V.I. Capital Appreciation Fund

	Shares	Value

Environmental & Facilities Services—0.75%

Waste Management, Inc.	171,325	$5,108,912

Fertilizers & Agricultural Chemicals—0.69%

Monsanto Co.	60,567	4,687,886

Footwear—0.59%

NIKE, Inc. -Class B	61,916	4,005,965

Gas Utilities—0.39%

EQT Corp.	61,911	2,637,409

General Merchandise Stores—0.99%

Dollar Tree, Inc. (b)	139,253	6,778,836

Health Care Distributors—0.38%

McKesson Corp.	43,485	2,589,532

Health Care Equipment—4.60%

Baxter International Inc.	331,851	18,918,826
Medtronic, Inc.	264,911	9,748,725
Varian Medical Systems, Inc. (b)	67,249	2,833,200

		31,500,751

Health Care Services—1.26%

Express Scripts, Inc. (b)	50,355	3,906,541
Laboratory Corp. of America Holdings (b)	33,844	2,223,551
Medco Health Solutions, Inc. (b)	44,890	2,482,866

		8,612,958

Home Improvement Retail—2.12%

Home Depot, Inc. (The)	251,621	6,703,183
Lowe’s Cos., Inc.	371,418	7,777,493

		14,480,676

Homefurnishing Retail—0.39%

Bed Bath & Beyond Inc. (b)	71,512	2,684,560

Hotels, Resorts & Cruise Lines—0.76%

Carnival Corp. (c)	156,560	5,210,317

Household Products—1.48%

Clorox Co. (The)	57,744	3,396,502
Colgate-Palmolive Co.	88,003	6,712,869

		10,109,371

Human Resource & Employment Services—0.31%

Robert Half International, Inc.	84,057	2,103,106

Hypermarkets & Super Centers—2.09%

Costco Wholesale Corp.	136,479	7,705,604
Wal-Mart Stores, Inc.	134,095	6,582,724

		14,288,328

Industrial Conglomerates—0.33%

McDermott International, Inc. (b)	89,278	2,256,055

Industrial Machinery—1.01%

Ingersoll-Rand PLC (Ireland)	174,671	5,357,160
Valmont Industries, Inc.	18,508	1,576,511

		6,933,671

Integrated Oil & Gas—2.18%

Exxon Mobil Corp.	102,500	7,032,525
Occidental Petroleum Corp.	100,562	7,884,061

		14,916,586

Internet Retail—1.21%

Amazon.com, Inc. (b)	42,416	3,959,958
Priceline.com Inc. (b)	26,020	4,314,636

		8,274,594

Internet Software & Services—2.59%

Google Inc. -Class A (b)	31,539	15,638,613
VeriSign, Inc. (b)	86,859	2,057,690

		17,696,303

Investment Banking & Brokerage—0.75%

Charles Schwab Corp. (The)	269,416	5,159,316

IT Consulting & Other Services—2.26%

Accenture PLC -Class A (Ireland)	71,765	2,674,682
Amdocs Ltd. (b)	131,029	3,522,059
Cognizant Technology Solutions Corp. -Class A (b)	240,236	9,287,524

		15,484,265

Life Sciences Tools & Services—0.62%

Thermo Fisher Scientific, Inc. (b)	97,587	4,261,624

Managed Health Care—0.70%

UnitedHealth Group Inc.	192,630	4,823,455

Oil & Gas Drilling—0.47%

Transocean Ltd. (b)	37,841	3,236,541

Oil & Gas Equipment & Services—1.69%

Baker Hughes Inc.	60,915	2,598,634
Cameron International Corp. (b)	107,211	4,054,720
Schlumberger Ltd.	41,687	2,484,545
Weatherford International Ltd. (b)	116,005	2,404,784

		11,542,683

Oil & Gas Exploration & Production—1.77%

Apache Corp.	38,256	3,513,049
Devon Energy Corp.	89,783	6,045,089
XTO Energy, Inc.	61,125	2,525,685

		12,083,823

Other Diversified Financial Services—0.57%

JPMorgan Chase & Co.	89,754	3,933,020
See accompanying notes which are an integral part of this schedule.
AIM V.I. Capital Appreciation Fund

	Shares	Value

Packaged Foods & Meats—1.54%

General Mills, Inc.	85,897	$5,530,049
Kellogg Co.	102,107	5,026,727

		10,556,776

Pharmaceuticals—3.49%

Abbott Laboratories	277,467	13,726,292
Johnson & Johnson	114,547	6,974,767
Shire PLC (United Kingdom)	181,320	3,149,853

		23,850,912

Property & Casualty Insurance—1.53%

ACE Ltd. (Switzerland)(b)	116,272	6,215,901
Chubb Corp. (The)	84,810	4,275,272

		10,491,173

Publishing—0.11%

Morningstar, Inc. (b)	15,110	733,742

Railroads—0.84%

Norfolk Southern Corp.	58,996	2,543,318
Union Pacific Corp.	55,110	3,215,668

		5,758,986

Restaurants—1.59%

Krispy Kreme Doughnuts Inc. -Wts., expiring 03/02/12 (d)	1,194	72
McDonald’s Corp.	150,467	8,587,152
Yum! Brands, Inc.	68,132	2,300,136

		10,887,360

Semiconductor Equipment—1.74%

Applied Materials, Inc.	172,858	2,316,297
ASML Holding N.V. (Netherlands)	231,893	6,838,376
KLA-Tencor Corp.	76,022	2,726,149

		11,880,822

Semiconductors—4.82%

Altera Corp.	283,493	5,814,441
Intel Corp.	437,280	8,557,570
Netlogic Microsystems Inc. (b)	16,796	755,820
NVIDIA Corp. (b)	175,818	2,642,545
PMC-Sierra, Inc. (b)	75,973	726,302
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR (Taiwan)	495,705	5,432,927
Texas Instruments Inc.	149,096	3,532,084
Xilinx, Inc.	234,510	5,492,224

		32,953,913

Soft Drinks—1.68%

PepsiCo, Inc.	196,091	11,502,698

Specialized Finance—1.44%

CME Group Inc.	17,524	5,400,722
IntercontinentalExchange Inc. (b)	45,892	4,460,243

		9,860,965

Steel—0.33%

United States Steel Corp.	50,145	2,224,934

Systems Software—3.33%

Check Point Software Technologies Ltd. (Israel)(b)	278,213	7,887,339
McAfee Inc. (b)	94,932	4,157,072
Microsoft Corp.	414,759	10,738,110

		22,782,521

Trading Companies & Distributors—0.51%

W.W. Grainger, Inc.	39,194	3,502,376

Wireless Telecommunication Services—2.10%

KDDI Corp. (Japan)	2,553	14,363,513

Total Common Stocks & Other Equity Interests (Cost $589,812,463)		664,063,535

Money Market Funds—1.93%

Liquid Assets Portfolio-Institutional Class (e)	6,598,703	6,598,703
Premier Portfolio-Institutional Class (e)	6,598,703	6,598,703

Total Money Market Funds (Cost $13,197,406)		13,197,406

TOTAL INVESTMENTS—98.99% (Cost $603,009,869)		677,260,941

OTHER ASSETS LESS LIABILITIES—1.01%		6,943,252

NET ASSETS—100.00%		$684,204,193

Investment Abbreviations:

ADR	— American Depositary Receipt

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Each unit represents one common share with paired trust share.

(d)	Non-income producing security acquired through a corporate action.

(e)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.  The last bid price may be used to value equity securities and Corporate Loans.  The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
AIM V.I. Capital Appreciation Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.  Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.  Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.
AIM V.I. Capital Appreciation Fund

E.	Foreign Currency Contracts — (continued)

Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$648,838,668	$28,422,273	$—	$677,260,941

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $431,998,390 and $458,775,875, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$81,419,891

Aggregate unrealized (depreciation) of investment securities	(15,863,253)

Net unrealized appreciation of investment securities	$65,556,638

Cost of investments for tax purposes is $611,704,303.
AIM V.I. Capital Appreciation Fund

AIM V.I. Capital Development Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VICDV-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments (a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.90%

Aerospace & Defense-0.92%

Goodrich Corp.	28,802	$1,565,101

Air Freight & Logistics-0.92%

C.H. Robinson Worldwide, Inc.	26,971	1,557,575

Apparel Retail—3.20%

Aeropostale, Inc. (b)	39,194	1,703,763
American Eagle Outfitters, Inc.	99,524	1,677,975
Ross Stores, Inc.	42,885	2,048,616

		5,430,354

Apparel, Accessories & Luxury Goods—3.24%

Carter’s, Inc. (b)	66,645	1,779,422
Coach, Inc.	56,508	1,860,243
Hanesbrands, Inc. (b)	86,686	1,855,080

		5,494,745

Application Software—3.53%

Adobe Systems Inc. (b)	50,358	1,663,828
Autodesk, Inc. (b)	71,772	1,708,174
Solera Holdings Inc.	84,171	2,618,560

		5,990,562

Asset Management & Custody Banks—2.62%

Affiliated Managers Group, Inc. (b)	37,343	2,427,669
State Street Corp.	38,467	2,023,364

		4,451,033

Automotive Retail—0.42%

Advance Auto Parts, Inc.	18,203	715,014

Biotechnology—1.13%

Talecris Biotherapeutics Holdings Corp. (b)	39,187	744,553
United Therapeutics Corp. (b)	23,802	1,166,060

		1,910,613

Casinos & Gaming—1.07%

International Game Technology	84,319	1,811,172

Coal & Consumable Fuels—1.08%

CONSOL Energy Inc.	40,573	1,830,248

Communications Equipment—0.26%

3Com Corp. (b)	82,783	432,955
Lantronix Inc.-Wts. expiring 02/09/11(c)	576	0

		432,955

Computer & Electronics Retail—0.96%

Best Buy Co., Inc.	43,524	1,633,021

Computer Storage & Peripherals—3.39%

NetApp, Inc. (b)	83,279	2,221,884
QLogic Corp. (b)	96,236	1,655,259
Western Digital Corp. (b)	51,467	1,880,089

		5,757,232

Construction & Engineering—0.34%

Quanta Services, Inc. (b)	25,855	572,171

Consumer Finance-1.53%

Discover Financial Services	159,680	2,591,606

Data Processing & Outsourced Services—1.29%

Alliance Data Systems Corp. (b)(d)	35,904	2,193,016

Department Stores—1.21%

Nordstrom, Inc. (d)	67,422	2,059,068

Distributors-1.07%

LKQ Corp. (b)	97,860	1,814,324

Diversified Metals & Mining—3.13%

Freeport-McMoRan Copper & Gold Inc.	25,370	1,740,636
Southern Copper Corp. (Peru)(d)	58,937	1,808,776
Walter Energy, Inc.	29,197	1,753,572

		5,302,984

Diversified Support Services—1.09%

Copart, Inc. (b)	55,916	1,856,970

Education Services—3.09%

Apollo Group, Inc. -Class A (b)	24,268	1,787,824
Capella Education Co. (b)	24,927	1,678,584
ITT Educational Services, Inc. (b)	16,059	1,773,074

		5,239,482

Electrical Components & Equipment—0.96%

Regal-Beloit Corp.	35,734	1,633,401

Electronic Components—0.96%

Amphenol Corp. -Class A	43,152	1,625,967

Environmental & Facilities Services—0.95%

Republic Services, Inc.	60,408	1,605,041

Fertilizers & Agricultural Chemicals—0.65%

Potash Corp. of Saskatchewan Inc. (Canada)	12,214	1,103,413
See accompanying notes which are an integral part of this schedule.
AIM V.I. Capital Development Fund

	Shares	Value

Health Care Distributors—0.51%

McKesson Corp.	14,440	$859,902

Health Care Equipment—1.62%

American Medical Systems Holdings, Inc. (b)	104,955	1,775,839
ResMed Inc. (b)	210,407	963,731

		2,739,570

Health Care Facilities—1.60%

Psychiatric Solutions, Inc. (b)	45,463	1,216,590
VCA Antech, Inc. (b)	55,896	1,503,043

		2,719,633

Health Care Services—2.91%

Express Scripts, Inc. (b)	26,570	2,061,300
Fresenius Medical Care AG & Co. KGaA -ADR (Germany)	37,338	1,857,192
Omnicare, Inc.	45,434	1,023,174

		4,941,666

Home Entertainment Software—1.21%

Activision Blizzard, Inc. (b)	117,336	1,453,793
Shanda Interactive Entertainment Ltd. -ADR (China)(b)	11,753	601,754

		2,055,547

Hotels, Resorts & Cruise Lines—1.11%

Marriott International, Inc. -Class A	68,522	1,890,522

Household Appliances—1.00%

Stanley Works (The)	39,690	1,694,366

Household Products—1.56%

Church & Dwight Co., Inc.	15,002	851,214
Energizer Holdings, Inc. (b)	27,133	1,800,003

		2,651,217

Housewares & Specialties—1.24%

Jarden Corp.	75,025	2,105,952

Human Resource & Employment Services—1.02%

Robert Half International, Inc.	68,799	1,721,351

Independent Power Producers & Energy Traders—1.52%

KGEN Power Corp. (Acquired 01/12/07; Cost $2,219,196)(b)(e)	158,514	911,456
NRG Energy, Inc. (b)	59,064	1,665,014

		2,576,470

Industrial Machinery—0.55%

Graco Inc.	33,584	935,986

Investment Banking & Brokerage—2.42%

Lazard Ltd. -Class A	42,533	1,757,038
TD Ameritrade Holding Corp. (b)	120,015	2,354,695

		4,111,733

IT Consulting & Other Services—1.55%

Cognizant Technology Solutions Corp. -Class A (b)	67,891	2,624,666

Life & Health Insurance—1.68%

Aflac, Inc.	43,536	1,860,729
Lincoln National Corp.	37,922	982,559

		2,843,288

Life Sciences Tools & Services—1.58%

Pharmaceutical Product Development, Inc.	50,708	1,112,534
Thermo Fisher Scientific, Inc. (b)	35,938	1,569,412

		2,681,946

Managed Health Care—1.15%

Aetna Inc.	44,494	1,238,268
Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost $2,162,718)(b)(e)	157,251	707,630

		1,945,898

Marine—0.47%

Genco Shipping & Trading Ltd. (d)	38,308	796,040

Metal & Glass Containers—1.92%

Crown Holdings, Inc. (b)	58,305	1,585,896
Pactiv Corp. (b)	64,126	1,670,482

		3,256,378

Mortgage REIT’s—0.29%

MFA Financial, Inc.	60,725	483,371

Oil & Gas Drilling—1.04%

Noble Corp. (b)	46,664	1,771,365

Oil & Gas Equipment & Services—3.92%

Baker Hughes Inc.	40,209	1,715,316
Core Laboratories N.V. (Netherlands)	17,075	1,760,262
Key Energy Services, Inc. (b)	188,431	1,639,349
Weatherford International Ltd. (b)	73,785	1,529,563

		6,644,490

Oil & Gas Exploration & Production—4.47%

Cabot Oil & Gas Corp.	59,520	2,127,840
Continental Resources, Inc. (b)	76,864	3,010,763
SandRidge Energy, Inc. (b)	39,721	514,784
Southwestern Energy Co. (b)	45,373	1,936,520

		7,589,907

Personal Products—1.06%

Estee Lauder Cos. Inc. (The) -Class A	48,607	1,802,348

Pharmaceuticals—0.59%

Shire PLC -ADR (United Kingdom)	19,011	994,085

Real Estate Services—1.01%

CB Richard Ellis Group, Inc. -Class A (b)	145,736	1,710,941
See accompanying notes which are an integral part of this schedule.
AIM V.I. Capital Development Fund

	Shares	Value

Research & Consulting Services—2.11%

Equifax Inc.	56,021	$1,632,452
IHS Inc. -Class A (b)	38,204	1,953,370

		3,585,822

Security & Alarm Services—1.46%

Corrections Corp. of America (b)	109,142	2,472,066

Semiconductor Equipment—2.80%

ASML Holding N.V. -New York Shares (Netherlands)	74,834	2,212,841
KLA-Tencor Corp.	70,597	2,531,609

		4,744,450

Semiconductors—5.04%

Altera Corp.	88,467	1,814,458
Avago Technologies Ltd. (Singapore)(b)	107,142	1,828,914
Marvell Technology Group Ltd. (b)	119,080	1,927,905
ON Semiconductor Corp. (b)	210,952	1,740,354
Xilinx, Inc.	53,051	1,242,455

		8,554,086

Specialty Chemicals—0.61%

Albemarle Corp.	29,806	1,031,288

Steel-0.48%

Nucor Corp.	17,382	817,128

Systems Software—2.53%

Check Point Software Technologies Ltd. (Israel)(b)	71,751	2,034,141
McAfee Inc. (b)	51,708	2,264,293

		4,298,434

Tires & Rubber—1.29%

Goodyear Tire & Rubber Co. (The) (b)	128,749	2,192,595

Trading Companies & Distributors—1.91%

Fastenal Co. (d)	40,430	1,564,641
W.W. Grainger, Inc.	18,738	1,674,428

		3,239,069

Trucking—2.62%

Con-way Inc.	37,468	1,435,774
Heartland Express, Inc.	100,328	1,444,723
J.B. Hunt Transport Services, Inc.	48,459	1,556,988

		4,437,485

Wireless Telecommunication Services—1.04%

American Tower Corp. -Class A (b)	48,518	1,766,055

Total Common Stocks & Other Equity Interests (Cost $133,663,163)		169,464,184

Money Market Funds—0.68%

Liquid Assets Portfolio-Institutional Class (f)	578,180	578,180
Premier Portfolio-Institutional Class (f)	578,180	578,180

Total Money Market Funds (Cost $1,156,360)		1,156,360

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)-100.58% (Cost $134,819,523)		170,620,544

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—3.81%

Liquid Assets Portfolio -Institutional Class (Cost $6,462,155)(f)(g)	6,462,155	6,462,155

TOTAL INVESTMENTS-104.39% (Cost $141,281,678)		177,082,699

OTHER ASSETS LESS LIABILITIES-(4.39)%		(7,450,970)

NET ASSETS-100.00%		$169,631,729

Investment Abbreviations:

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Non-income producing security acquired through a corporate action.

(d)	All or a portion of this security was out on loan at September 30, 2009.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2009 was $1,619,086, which represented 0.95% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment advisor.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Capital Development Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
AIM V.I. Capital Development Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations —Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
AIM V.I. Capital Development Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$174,499,882	$963,731	$1,619,086	$177,082,699

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $130,179,746 and $142,883,655, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$38,432,634

Aggregate unrealized (depreciation) of investment securities	(4,310,034)

Net unrealized appreciation of investment securities	$34,122,600

Cost of investments for tax purposes is $142,960,099.
AIM V.I. Capital Development Fund

AIM V.I. Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VICEQ-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments(a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—86.09%

Aerospace & Defense—3.41%

Lockheed Martin Corp.	120,167	$9,382,639
Northrop Grumman Corp.	384,177	19,881,160
United Technologies Corp.	344,230	20,973,934

		50,237,733

Air Freight & Logistics—0.96%

United Parcel Service, Inc. -Class B	249,934	14,113,773

Asset Management & Custody Banks—1.52%

Legg Mason, Inc.	723,290	22,443,689

Biotechnology—0.87%

Amgen Inc. (b)	31,849	1,918,265
Genzyme Corp. (b)	192,510	10,921,093

		12,839,358

Cable & Satellite—2.35%

Comcast Corp. -Class A	2,049,594	34,617,643

Communications Equipment—6.16%

Cisco Systems, Inc. (b)	1,016,990	23,939,945
Motorola, Inc.	3,649,910	31,352,727
Nokia Corp. -ADR (Finland)	2,433,988	35,584,904

		90,877,576

Computer Hardware—1.20%

Fujitsu Ltd. (Japan)	2,739,000	17,743,269

Computer Storage & Peripherals—1.18%

EMC Corp. (b)	1,023,277	17,436,640

Consumer Finance—2.33%

American Express Co.	1,013,125	34,344,937

Data Processing & Outsourced Services—1.73%

Automatic Data Processing, Inc.	647,483	25,446,082

Diversified Banks—1.81%

U.S. Bancorp	618,008	13,509,655
Wells Fargo & Co.	468,550	13,203,739

		26,713,394

Drug Retail—2.73%

CVS Caremark Corp.	452,224	16,162,486
Walgreen Co.	642,197	24,063,121

		40,225,607

Electronic Equipment & Instruments—2.22%

Agilent Technologies, Inc. (b)	1,175,611	32,717,254

Electronic Manufacturing Services—1.29%

Tyco Electronics Ltd. (Switzerland)	850,521	18,949,608

Environmental & Facilities Services—1.32%

Waste Management, Inc.	650,586	19,400,475

Food Retail—1.46%

Kroger Co. (The)	1,040,000	21,465,600

Health Care Equipment—4.18%

Baxter International Inc.	189,186	10,785,494
Covidien PLC (Ireland)	485,164	20,988,194
Medtronic, Inc.	811,181	29,851,461

		61,625,149

Health Care Supplies—1.78%

Alcon, Inc. (b)	189,451	26,271,170

Hypermarkets & Super Centers—1.42%

Wal-Mart Stores, Inc.	425,545	20,890,004

Industrial Conglomerates—5.25%

3M Co.	328,000	24,206,400
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	716,523	17,447,677
Tyco International Ltd.	1,037,995	35,790,067

		77,444,144

Industrial Gases—1.20%

Air Products and Chemicals, Inc.	228,800	17,750,304

Industrial Machinery—1.11%

Danaher Corp.	243,107	16,365,963

Insurance Brokers—0.87%

Marsh & McLennan Cos., Inc.	517,726	12,803,364

Integrated Telecommunication Services—0.76%

AT&T Inc.	416,809	11,258,011

Life Sciences Tools & Services—1.30%

Thermo Fisher Scientific, Inc. (b)	440,214	19,224,145

Managed Health Care—1.16%

WellPoint Inc. (b)	361,059	17,099,754

Office Electronics—0.83%

Xerox Corp.	1,577,647	12,210,988

Oil & Gas Equipment & Services—2.48%

Baker Hughes Inc.	139,243	5,940,107
BJ Services Co.	1,118,000	21,722,740
Tenaris S.A. -ADR (Argentina)	251,294	8,951,092

		36,613,939

See accompanying notes which are an integral part of this schedule.
AIM V.I. Core Equity Fund

	Shares	Value

Oil & Gas Exploration & Production—4.24%

Apache Corp.	189,066	$17,361,931
Chesapeake Energy Corp.	339,590	9,644,356
EOG Resources, Inc.	208,608	17,420,854
XTO Energy, Inc.	438,191	18,106,052

		62,533,193

Oil & Gas Refining & Marketing—0.28%

Valero Energy Corp.	214,935	4,167,590

Oil & Gas Storage & Transportation—0.84%

Williams Cos., Inc. (The)	691,942	12,365,004

Packaged Foods & Meats—1.53%

Cadbury PLC (United Kingdom)	1,762,570	22,622,288

Personal Products—1.15%

Avon Products, Inc.	497,681	16,901,247

Pharmaceuticals—7.75%

Allergan, Inc.	394,832	22,410,664
Johnson & Johnson	202,530	12,332,052
Pfizer Inc.	650,000	10,757,500
Roche Holding AG (Switzerland)	143,420	23,214,468
Schering-Plough Corp.	704,650	19,906,362
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	429,760	21,728,666
Wyeth	80,384	3,905,055

		114,254,767

Property & Casualty Insurance—4.84%

Berkshire Hathaway Inc. -Class A (b)	308	31,108,000
Progressive Corp. (The) (b)	2,430,242	40,293,412

		71,401,412

Railroads—0.85%

Union Pacific Corp.	215,150	12,554,002

Regional Banks—0.93%

PNC Financial Services Group, Inc.	282,726	13,737,656

Semiconductors—2.63%

Intel Corp.	979,294	19,164,784
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9,813,823	19,689,927

		38,854,711

Systems Software—4.65%

Microsoft Corp.	1,319,817	34,170,062
Symantec Corp. (b)	2,090,212	34,425,792

		68,595,854

Wireless Telecommunication Services—1.52%

Vodafone Group PLC (United Kingdom)	9,960,650	22,358,818

Total Common Stocks & Other Equity Interests (Cost $1,232,812,187)		1,269,476,115

Preferred Stocks—0.66%

Household Products—0.66%

Henkel AG & Co. KGaA (Germany)-Pfd. (Cost $12,110,928)	224,897	9,701,388

Money Market Funds—14.08%

Liquid Assets Portfolio-Institutional Class (c)	103,819,459	103,819,459

Premier Portfolio-Institutional Class (c)	103,819,459	103,819,459

Total Money Market Funds (Cost $207,638,918)		207,638,918

TOTAL INVESTMENTS—100.83% (Cost $1,452,562,033)		1,486,816,421

OTHER ASSETS LESS LIABILITIES—(0.83)%		(12,187,188)

NET ASSETS—100.00%		$1,474,629,233

Investment Abbreviations:

ADR	— American Depositary Receipt

Pfd.	— Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM V.I. Core Equity Fund

A. Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes
AIM V.I. Core Equity Fund

E.	Foreign Currency Translations — (continued)

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,409,576,730	$77,239,691	$—	$1,486,816,421
Other Investments*	—	482,541	—	482,541

Total Investments	$1,409,576,730	$77,722,232	$—	$1,487,298,962

*	Other Investments includes foreign currency contracts, which are included at unrealized appreciation.
AIM V.I. Core Equity Fund

NOTE 3 — Derivative Investments
Foreign Currency Contracts at Period-end
Open Foreign Currency Contracts

Settlement	Contract to			Unrealized
Date	Deliver	Receive	Value	Appreciation
12/04/09	GBP 14,126,000	USD 23,056,139	$22,573,598	$482,541
Closed Foreign Currency Contracts

Closed		Contract to				Realized
Date		Deliver		Receive	Value	Gain(Loss)
09/14/09	USD	5,066,904	GBP	3,050,000	$4,947,161	$(119,743)
09/21/09	USD	3,920,813	GBP	2,425,000	3,933,398	12,585
09/28/09	USD	2,825,145	GBP	1,780,000	2,887,196	62,051

						$(45,107)

Total foreign currency contracts						$437,434

Currency Abbreviations:

GBP — British Pound Sterling USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $198,198,314 and $382,094,311 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$162,402,463
Aggregate unrealized (depreciation) of investment securities	(130,921,582)

Net unrealized appreciation of investment securities	$31,480,881

Cost of investments for tax purposes is $1,455,335,540.
AIM V.I. Core Equity Fund

AIM V.I. Diversified Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VIDIN-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments (a)
September 30, 2009
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes—79.92%

Aerospace & Defense—2.29%

Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.75%, 04/01/16	$25,000	$24,375
BAE Systems Holdings Inc., Sr. Unsec. Gtd. Notes, 4.95%, 06/01/14(b)	65,000	68,310
6.38%, 06/01/19(b)	90,000	99,290
BE Aerospace, Inc., Sr. Unsec. Unsub. Notes, 8.50%, 07/01/18	25,000	25,687
Esterline Technologies Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 06/15/13	25,000	25,000
GeoEye Inc., Sr. Sec. Notes, 9.63%, 10/01/15(b)	10,000	10,188
L-3 Communications Corp, Sr. Notes, 5.20%, 10/15/19(b)	135,000	135,372
Northrop Grumman Corp., Sr. Unsec. Unsub. Notes, 5.05%, 08/01/19	160,000	167,786

		556,008

Agricultural Products—0.67%

Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/19	140,000	163,603

Airlines—1.71%

American Airlines Pass Through Trust, Series 1999-1, Class A-2, Sec. Notes, Pass Through Ctfs., 7.02%, 10/15/09	65,000	64,854
Series 2001-2, Class A-1, Sec. Global Pass Through Ctfs., 6.98%, 04/01/11	52,213	51,769
Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	45,000	49,219
Continental Airlines Inc., Pass Through Ctfs., 9.00%, 07/08/16	210,000	223,256
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	10,000	10,200
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	15,539	15,228

		414,526

Alternative Carriers—0.37%

Inmarsat Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Bonds, 7.63%, 06/30/12	25,000	25,406

Intelsat Intermediate Holding Co. Ltd. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15(c)	25,000	25,063
Level 3 Financing Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 9.25%, 11/01/14	45,000	40,162

		90,631

Aluminum—0.34%

Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	95,000	82,650

Apparel Retail—0.69%

Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.25%, 08/01/13	50,000	49,750
Limited Brands Inc., Sr. Notes, 8.50%, 06/15/19(b)	50,000	52,500
TJX Companies, Inc. (The), Sr. Unsec. Notes, 6.95%, 04/15/19	55,000	65,044

		167,294

Apparel, Accessories & Luxury Goods—0.09%

Jones Apparel Group, Inc., Sr. Unsec. Unsub. Global Notes, 5.13%, 11/15/14	25,000	22,875

Asset Management & Custody Banks—0.53%

Bank of New York Mellon Corp. (The), Sr. Unsec. Notes, 4.30%, 05/15/14	50,000	52,895
Sr. Unsec. Unsub. Notes, 5.45%, 05/15/19	70,000	76,203

		129,098

Auto Parts & Equipment—0.04%

Affinia Group Inc., Sr. Sec. Notes, 10.75%, 08/15/16(b)	10,000	10,825

Automobile Manufacturers—0.29%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	25,000	24,375
Case New Holland Inc., Sr. Gtd. Notes, 7.75%, 09/01/13(b)	25,000	25,062
Ford Motor Co., Sr. Unsec. Unsub. Global Notes, 7.45%, 07/16/31	25,000	20,375

		69,812

See accompanying notes which are an integral part of this schedule.
AIM V.I. Diversified Income Fund

	Principal
	Amount	Value

Automotive Retail—0.92%

AutoZone Inc., Sr. Unsec. Notes, 5.75%, 01/15/15	$210,000	$224,055

Brewers—1.41%

Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Unsub. Notes, 7.20%, 01/15/14(b)	140,000	158,075
8.20%, 01/15/39(b)	140,000	183,903

		341,978

Broadcasting—1.70%

COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	75,000	91,996
Sr. Unsec. Notes, 9.38%, 01/15/19(b)	140,000	175,923
COX Enterprises Inc., Sr. Unsec. Notes, 7.88%, 09/15/10(b)	120,000	125,733
DISH DBS Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/01/19(b)	20,000	20,200

		413,852

Building Products—0.39%

Building Materials Corp. of America, Sec. Gtd. Second Lien Global Notes, 7.75%, 08/01/14	50,000	48,375
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	35,000	31,150
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	15,000	15,750

		95,275

Cable & Satellite—2.31%

Cablevision Systems Corp., Sr. Notes, 8.63%, 09/15/17(b)	25,000	25,844
Comcast Corp., Sr. Unsec. Gtd. Notes, 6.55%, 07/01/39	55,000	59,051
Sr. Unsec. Gtd. Unsub. Global Notes, 5.70%, 05/15/18	120,000	126,111
DirecTV Holdings LLC/ DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Unsub. Notes, 4.75%, 10/01/14(b)	160,000	160,967
5.88%, 10/01/19(b)	115,000	115,564
Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.13%, 08/15/19(b)	15,000	15,412
Sirius XM Radio Inc., Sr. Sec. Notes, 9.75%, 09/01/15(b)	10,000	10,225
XM Satellite Radio Inc., Sr. Sec. Notes, 11.25%, 06/15/13(b)	45,000	46,800

		559,974

Casinos & Gaming-0.50%

MGM Mirage, Sr. Sec. Notes, 11.13%, 11/15/17(b)	60,000	66,450
Sr. Unsec. Gtd. Unsub. Notes, 8.50%, 09/15/10	25,000	24,875
Pinnacle Entertainment, Inc., Sr. Notes, 8.63%, 08/01/17(b)	30,000	30,300

		121,625

Coal & Consumable Fuels—0.06%

Arch Coal, Inc., Sr. Unsec. Unsub. Gtd. Notes, 8.75%, 08/01/16(b)	15,000	15,562

Communications Equipment—0.38%

Corning Inc., Sr. Unsec. Unsub. Notes, 6.63%, 05/15/19	85,000	93,314

Computer Hardware—0.24%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 4.75%, 06/02/14	55,000	58,992

Computer Storage & Peripherals—0.12%

Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(b)	25,000	28,000

Construction Materials—0.45%

Holcim U.S. Finance Sarl & Cie SCS (Switzerland), Gtd. Notes, 6.00%, 12/30/19(b)	110,000	109,472

Construction, Farm Machinery & Heavy Trucks—0.10%

Case Corp., Sr. Unsec. Notes, 7.25%, 01/15/16	25,000	24,125

Consumer Finance—0.25%

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	65,000	60,450

Data Processing & Outsourced Services—0.20%

First Data Corp., Sr. Unsec. Gtd. Global Notes, 9.88%, 09/24/15	25,000	23,062
Sungard Data Systems Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 08/15/15	25,000	26,000

		49,062

Diversified Banks-2.57%

Barclays Bank PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 6.75%, 05/22/19	155,000	172,363
ING Bank N.V. (Netherlands), Unsec. Sub. Bonds, 5.13%, 05/01/15(b)	100,000	99,556
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Floating Rate Medium-Term Euro Notes, 4.01%, 04/17/14(d)	81,000	87,298
See accompanying notes which are an integral part of this schedule.
AIM V.I. Diversified Income Fund

	Principal
	Amount	Value

Diversified Banks—(continued)

Standard Chartered PLC (United Kingdom), Sr. Notes, 5.50%, 11/18/14(b)	$55,000	$59,367
Wachovia Corp., Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	50,000	53,695
Wells Fargo & Co., Sr. Unsec. Unsub. Global Notes, 4.38%, 01/31/13	145,000	150,838

		623,117

Diversified Capital Markets—0.42%

UBS AG (Switzerland), Sr. Unsec. Medium-Term Notes, 5.75%, 04/25/18	100,000	101,460

Diversified Chemicals—0.74%

Cabot Corp., Sr. Unsec. Notes, 5.00%, 10/01/16	170,000	169,413
Olin Corp., Sr. Unsec. Unsub. Notes, 8.88%, 08/15/19	10,000	10,598

		180,011

Diversified Metals & Mining—0.29%

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.95%, 05/01/14	60,000	70,626

Diversified Support Services—0.10%

Iron Mountain Inc., Sr. Unsec. Gtd. Sub. Notes, 6.63%, 01/01/16	25,000	24,375

Drug Retail—1.20%

CVS Caremark Corp., Unsec. Notes, 6.60%, 03/15/19	190,000	213,993
Rite Aid Corp., Sr. Sec. Gtd. Notes, 10.38%, 07/15/16	50,000	49,625
Sr. Sec. Notes, 9.75%, 06/12/16(b)	25,000	27,063

		290,681

Electric Utilities—4.51%

Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	40,000	43,631
DCP Midstream LLC, Notes, 9.70%, 12/01/13(b)	100,000	116,032
Sr. Unsec. Notes, 7.88%, 08/16/10	200,000	210,460
Sr. Unsec. Unsub. Notes, 9.75%, 03/15/19(b)	110,000	131,821
Enel Finance International S.A., Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	100,000	99,730
Indiana Michigan Power Co., Sr. Notes, 7.00%, 03/15/19	140,000	162,433
Ohio Power Co., Series 1, Sr. Unsec. Notes, 5.38%, 10/01/21	180,000	182,942
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	45,000	51,956
Tenaska Alabama Partners LP, Sr. Sec. Mortgage Notes, 7.00%, 06/30/21(b)	42,674	39,154
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	55,000	57,488

		1,095,647

Electrical Components & Equipment—0.11%

Belden Inc., Sr. Gtd. Sub. Notes, 9.25%, 06/15/19(b)	25,000	26,125

Electronic Manufacturing Services—0.06%

Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	15,000	15,338

Environmental & Facilities Services—0.02%

Clean Harbors Inc., Sr. Sec. Notes, 7.63%, 08/15/16(b)	5,000	5,125

Food Retail—0.10%

Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	25,000	25,062

Gas Utilities—0.11%

Ferrellgas Partners L.P., Sr. Notes, 9.13%, 10/01/17(b)	25,000	25,906

Gold—1.48%

Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	145,000	145,156
6.25%, 10/01/39	215,000	214,657

		359,813

Health Care Equipment—0.36%

St. Jude Medical Inc., Sr. Unsec. Notes, 4.88%, 07/15/19	85,000	88,298

Health Care Facilities—0.42%

HCA, Inc., Sr. Sec. Gtd. Global Notes, 9.25%, 11/15/16	25,000	25,812
Sr. Sec. Gtd. Notes, 7.88%, 02/15/20(b)	50,000	50,875
Tenet Healthcare Corp., Sr. Unsec. Notes, 7.38%, 02/01/13	25,000	24,875

		101,562

Health Care Services—1.78%

Express Scripts Inc., Sr. Unsec. Global Notes, 5.25%, 06/15/12	45,000	47,756
Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	125,000	137,115
7.25%, 06/15/19	40,000	47,165
See accompanying notes which are an integral part of this schedule.
AIM V.I. Diversified Income Fund

	Principal
	Amount	Value

Health Care Services—(continued)

Orlando Lutheran Towers Inc., Putable Bonds, 7.75%, 07/01/11	$45,000	$44,934
8.00%, 07/01/17	125,000	128,282
US Oncology Inc., Sr. Sec. Notes, 9.13%, 08/15/17(b)	25,000	26,375

		431,627

Hotels, Resorts & Cruise Lines—0.92%

Hyatt Hotels Corp., Sr. Unsec. Unsub. Notes, 5.75%, 08/15/15(b)	165,000	171,475
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.88%, 10/15/14	50,000	52,417

		223,892

Hypermarkets & Super Centers—0.15%

Wal-Mart Stores Inc., Sr. Unsec. Notes, 3.00%, 02/03/14	35,000	35,625

Independent Power Producers & Energy Traders—0.43%

AES Corp. (The), Sr. Unsec. Notes, 9.75%, 04/15/16(b)	50,000	55,000
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	25,000	24,375
Sr. Unsec. Gtd. Unsub. Notes, 7.38%, 01/15/17	25,000	24,375

		103,750

Industrial Conglomerates—1.03%

Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	100,000	101,055
Hutchison Whampoa International Ltd. (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	130,000	148,028

		249,083

Insurance Brokers—0.84%

Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 5.15%, 09/15/10	75,000	76,889
9.25%, 04/15/19	100,000	126,118

		203,007

Integrated Oil & Gas—0.31%

Husky Energy Inc. (Canada), Sr. Unsec. Unsub. Global Notes, 7.25%, 12/15/19	65,000	74,736

Integrated Telecommunication Services—5.43%

AT&T Inc., Sr. Unsec. Unsub. Global Notes, 6.55%, 02/15/39	70,000	76,671
British Telecommunications PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 9.13%, 12/15/10	250,000	268,781
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Notes, 3.75%, 05/20/11(b)	120,000	124,041
Sr. Unsec. Unsub. Notes, 7.38%, 11/15/13(b)	140,000	161,499
8.50%, 11/15/18(b)	140,000	174,175
DirecTV Holdings LLC/DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.63%, 05/15/16	65,000	69,956
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 8.00%, 10/01/15(b)	25,000	24,937
Telefonica Europe B.V. (Netherlands), Unsec. Gtd. Unsub. Global Notes, 7.75%, 09/15/10	200,000	212,088
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 9.50%, 04/23/19(b)	125,000	149,983
Wind Acquisition Finance S.A. (Luxembourg), Sr. Notes, 11.75%, 07/15/17(b)	50,000	57,250

		1,319,381

Investment Banking & Brokerage—5.58%

Goldman Sachs Group Inc. (The), Sr. Medium-Term Notes, 6.00%, 05/01/14	50,000	54,473
Sr. Unsec. Global Notes, 7.50%, 02/15/19	105,000	120,515
Unsec. Sub. Global Notes, 6.75%, 10/01/37	140,000	146,084
Jefferies Group Inc., Sr. Unsec. Notes, 6.45%, 06/08/27	375,000	317,619
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.30%, 08/01/14(b)	110,000	117,575
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	315,000	336,518
5.63%, 09/23/19	130,000	129,019
Series F, Sr. Unsec. Medium-Term Global Notes, 5.95%, 12/28/17	130,000	133,714

		1,355,517

Life & Health Insurance—2.53%

MetLife Inc., Sr. Unsec. Global Notes, 7.72%, 02/15/19	180,000	212,309
Sr. Unsec. Notes, 6.75%, 06/01/16	155,000	172,755
Prudential Financial Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	130,000	129,201
Sr. Unsec. Unsub. Medium-Term Notes, 7.38%, 06/15/19	90,000	100,661

		614,926

See accompanying notes which are an integral part of this schedule.
AIM V.I. Diversified Income Fund

	Principal
	Amount	Value

Mortgage Backed Securities—0.80%

U.S. Bank N.A., Sr. Unsec. Unsub. Medium-Term Global Notes, 5.92%, 05/25/12	$181,540	$194,900

Movies & Entertainment—0.36%

Cinemark USA Inc., Sr. Gtd. Notes, 8.63%, 06/15/19(b)	25,000	26,000
Time Warner Cable Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 07/01/18	55,000	60,853

		86,853

Multi-Line Insurance—2.06%

American Financial Group Inc., Sr. Notes, 9.88%, 06/15/19	235,000	258,361
Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(b)	100,000	93,173
Nationwide Mutual Insurance Co., Notes, 9.38%, 08/05/39(b)	140,000	149,871

		501,405

Office REIT’s—0.19%

Duke Realty LP, Sr. Unsec. Unsub. Notes, 8.25%, 08/15/19	45,000	47,137

Office Services & Supplies—0.04%

ACCO Brands Corp., Sr. Sec. Gtd. Notes, 10.63%, 03/15/15(b)	10,000	10,563

Oil & Gas Drilling—0.39%

Pride International Inc., Sr. Unsec. Notes, 8.50%, 06/15/19	85,000	93,925

Oil & Gas Equipment & Services—0.35%

Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	10,000	9,575
SEACOR Holdings Inc., Sr. Notes, 7.38%, 10/01/19	75,000	75,518

		85,093

Oil & Gas Exploration & Production—4.17%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	195,000	222,970
Sr. Unsec. Unsub. Global Notes, 5.75%, 06/15/14	250,000	269,486
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp., Sr. Unsec. Gtd. Notes, 12.13%, 08/01/17	25,000	27,125
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 06/15/15	25,000	23,438
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	50,000	46,875
Concho Resources Inc., Sr. Unsec. Gtd. Notes, 8.63%, 10/01/17	25,000	25,687
Continental Resources Inc., Sr. Unsec. Notes, 8.25%, 10/01/19(b)	15,000	15,469
EOG Resources Inc., Sr. Unsec. Unsub. Notes, 5.63%, 06/01/19	60,000	65,908
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	25,000	25,438
Quicksilver Resources Inc., Sr. Notes, 11.75%, 01/01/16	25,000	27,531
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 10/01/17	25,000	25,063
Woodside Finance Ltd. (Australia), Sr. Unsec. Unsub. Gtd. Notes, 8.13%, 03/01/14(b)	85,000	95,707
XTO Energy Inc., Sr. Unsec. Unsub. Notes, 5.75%, 12/15/13	130,000	140,991

		1,011,688

Oil & Gas Refining & Marketing—0.68%

Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	100,000	100,681
United Refining Co., Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	75,000	64,969

		165,650

Oil & Gas Storage & Transportation—2.01%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Unsub. Global Notes, 6.13%, 10/15/39	125,000	126,937
Plains All American Pipeline LP/ PAA Finance Corp., Sr. Unsec. Gtd. Unsub. Notes, 5.75%, 01/15/20	135,000	136,457
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	155,000	160,381
Williams Companies, Inc., Sr. Unsec. Global Notes, 8.75%, 01/15/20	40,000	45,976
Williams Partners L.P./Williams Partners Finance Corp., Sr. Unsec. Global Notes, 7.25%, 02/01/17	20,000	19,650

		489,401

Other Diversified Financial Services—9.27%

Bank of America Corp., Sr. Unsec. Unsub. Global Notes, 6.50%, 08/01/16	130,000	137,515
Bear Stearns Cos. LLC (The), Sr. Unsec. Unsub. Floating Rate Notes, 0.91%, 07/19/10(d)	260,000	261,072
Citigroup Inc., Sr. Unsec. Notes, 6.38%, 08/12/14	505,000	524,723
Countrywide Financial Corp., Sr. Unsec. Gtd. Unsub. Medium-Term Global Notes, 5.80%, 06/07/12	40,000	42,100
See accompanying notes which are an integral part of this schedule.
AIM V.I. Diversified Income Fund

	Principal
	Amount	Value

Other Diversified Financial Services—(continued)

General Electric Capital Corp.,-Series A, Sr. Unsec. Unsub. Medium-Term Global Notes, 6.88%, 01/10/39	$380,000	$395,247
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.75%, 05/01/13	15,000	15,784
Sr. Unsec. Notes, 4.65%, 06/01/14	345,000	362,996
Sr. Unsec. Unsub. Global Notes, 6.30%, 04/23/19	220,000	242,519
Merrill Lynch & Co. Inc.-Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	200,000	208,732
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04-04/03/06; Cost $130,332) (b)(d)(e)(f)	130,000	423
Two-Rock Pass-Through Trust (Bermuda), Floating Rate Pass Through Ctfs., 1.40% (Acquired 11/10/06; Cost $220,260)(b)(d)(e)	220,000	715
Windsor Financing LLC, Sr. Sec. Gtd. Notes, 5.88%, 07/15/17(b)	77,912	59,494

		2,251,320

Packaged Foods & Meats—0.54%

Del Monte Corp., Sr. Sub. Notes, 7.50%, 10/15/19(b)	10,000	10,075
H.J. Heinz Finance Co., Sr. Unsec. Gtd. Notes, 7.13%, 08/01/39(b)	100,000	120,014

		130,089

Paper Packaging—0.02%

Sealed Air Corp., Sr. Notes, 7.88%, 06/15/17(b)	5,000	5,318

Paper Products—1.05%

Georgia-Pacific LLC, Deb., 7.70%, 06/15/15	25,000	25,563
International Paper Co., Sr. Unsec. Unsub. Global Bonds, 7.50%, 08/15/21	110,000	117,043
Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	140,000	98,700
NewPage Corp., Sr. Sec. Notes, 11.38%, 12/31/14(b)	15,000	14,775

		256,081

Pharmaceuticals—0.32%

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 8.38%, 06/15/16(b)	25,000	25,563
Watson Pharmaceuticals Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/14	50,000	51,267

		76,830

Publishing—0.08%

Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(c)	25,000	20,125

Regional Banks—0.25%

PNC Capital Trust C, Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd. Capital Securities Bonds, 0.93%, 06/01/28(d)	100,000	61,051

Research & Consulting Services—1.54%

Erac USA Finance Co., Sr. Unsec. Gtd. Notes, 7.00%, 10/15/37(b)	95,000	90,140
Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	275,000	282,820

		372,960

Restaurants—1.32%

Yum! Brands Inc., Sr. Unsec. Notes, 5.30%, 09/15/19	320,000	320,949

Retail REIT’s—0.49%

Simon Property Group LP, Sr. Unsec. Unsub. Notes, 6.75%, 05/15/14	110,000	118,087

Security & Alarm Services—0.17%

Geo Group, Inc. (The), Sr. Unsec. Global Notes, 8.25%, 07/15/13	40,000	40,600

Semiconductors—0.33%

Viasystems Inc., Sr. Unsec. Gtd. Global Notes, 10.50%, 01/15/11	80,000	79,300

Sovereign Debt—1.85%

Brazilian Government International Bond (Brazil), Sr. Unsec. Unsub. Global Notes, 5.88%, 01/15/19	120,000	128,850
United Mexican States (Mexico), Sr. Unsec. Global Notes, 5.88%, 02/17/14	300,000	320,070

		448,920

Specialized Finance-0.25%

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	60,000	60,487

Specialty Stores—0.90%

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/15/14	25,000	26,156
Staples Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 9.75%, 01/15/14	25,000	30,047
Sr. Unsec. Gtd. Unsub. Notes, 7.75%, 04/01/11	150,000	161,822

		218,025

See accompanying notes which are an integral part of this schedule.
AIM V.I. Diversified Income Fund

	Principal
	Amount	Value

Steel—0.26%

ArcelorMittal (Luxembourg), Sr. Unsec. Unsub. Global Notes, 9.00%, 02/15/15	$55,000	$63,140

Textiles—0.21%

Invista, Sr. Unsec. Unsub. Notes, 9.25%, 05/01/12(b)	50,000	50,500

Tires & Rubber—0.30%

Cooper Tire & Rubber Co., Unsec. Unsub. Notes, 7.63%, 03/15/27	25,000	20,187
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Unsub. Global Notes, 9.00%, 07/01/15	50,000	52,375

		72,562

Trading Companies & Distributors—0.79%

GATX Corp., Sr. Unsec. Notes, 8.75%, 05/15/14	150,000	169,512
RSC Equipment Rental Inc., Sr. Sec. Notes, 10.00%, 07/15/17(b)	20,000	21,650

		191,162

Trucking—0.10%

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 8.88%, 01/01/14	25,000	25,250

Wireless Telecommunication Services—1.29%

SBA Telecommunications Inc., Sr. Gtd. Notes, 8.00%, 08/15/16(b)	10,000	10,300
8.25%, 08/15/19(b)	25,000	25,875
Sprint Capital Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 6.88%, 11/15/28	50,000	42,250
Sprint Nextel Corp., Sr. Unsec. Unsub. Notes, 8.38%, 08/15/17	10,000	10,000
Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 7.75%, 02/15/10	220,000	225,858

		314,283

Total Bonds & Notes (Cost $18,626,950)		19,411,402

U.S. Treasury Securities—10.40%

U.S. Treasury Notes—3.53%

1.50%, 12/31/13	875	857,090

U.S. Treasury Bonds—6.87%

5.38%, 02/15/31(g)	1,355	1,610,544
3.50%, 02/15/39	65	58,886

		1,669,430

Total U.S. Treasury Securities (Cost $2,456,531)		2,526,520

Asset-Backed Securities—3.29%

BA Credit Card Trust, Series 2006-B4, Class B4, Floating Rate Pass Through Ctfs., 0.32%, 03/15/12(d)	265,000	264,824
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	105,700	99,745
Credit Suisse Mortgage Capital Ctfs.-Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 3.30%, 09/26/34 (Acquired 03/27/09; Cost $143,058)(b)(d)	164,908	166,429
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Pass Through Ctfs., 5.79%, 08/15/39	45,000	45,904
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 4.55%, 12/25/34(d)	241,829	222,319

Total Asset-Backed Securities (Cost $771,748)		799,221

U.S. Government Sponsored Mortgage-Backed Securities—2.94%

Federal Home Loan Mortgage Corp. (FHLMC)—0.98%

Pass Through Ctfs., 6.50%, 05/01/16 to 08/01/32	14,500	15,583
6.00%, 05/01/17 to 12/01/31	70,493	75,307
5.50%, 09/01/17	52,591	56,441
7.00%, 08/01/21	82,016	91,169

		238,500

Federal National Mortgage Association (FNMA)—1.80%

Pass Through Ctfs., 7.00%, 02/01/16 to 09/01/32	31,132	34,202
6.50%, 05/01/16 to 10/01/35	22,707	24,627
5.00%, 11/01/18	54,517	57,929
7.50%, 04/01/29 to 10/01/29	94,079	105,385
8.00%, 04/01/32	6,078	6,888
Pass Through Ctfs., TBA, 5.00%, 10/01/39(h)	200,000	206,594

		435,625

Government National Mortgage Association (GNMA)—0.16%

Pass Through Ctfs., 7.50%, 06/15/23	12,120	13,531
8.50%, 11/15/24	6,330	7,261
7.00%, 07/15/31 to 08/15/31	3,295	3,641
6.50%, 11/15/31 to 03/15/32	7,165	7,730
6.00%, 11/15/32	6,195	6,612

		38,775

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $678,361)		712,900

See accompanying notes which are an integral part of this schedule.
AIM V.I. Diversified Income Fund

	Shares	Value

Preferred Stocks—2.94%

Office Services & Supplies—2.94%

Pitney Bowes International Holdings Inc., Series D, 0.43% Pfd. (Acquired 07/11/07; Cost $771,274)(b)	8	$712,874

	Principal
	Amount
U.S. Government Sponsored Agency Securities—0.77%

Student Loan Marketing Association-0.77%

SLM Corp., Series-BED4, Sr. Unsec. Unsub. Floating Rate Medium-Term Notes, 0.57%, 03/15/10 (Cost $198,167)(d)	$200,000	187,281

Municipal Obligations—0.35%

Clark (County of) Nevada (Build America Bonds); Series-B, Airport RB, 6.88%, 07/01/42	30,000	30,769
Florida (State of) Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	65,000	53,622

Total Municipal Obligations (Cost $94,523)		84,391

	Shares
Common Stocks & Other Equity Interests—0.01%

Broadcasting-0.01%

Adelphia Communications Corp., (i)	—	1,800
Adelphia Recovery Trust -Series ACC-1(i)	87,412	1,748

Total Common Stocks & Other Equity Interests (Cost $22,181)		3,548

Money Market Funds—0.74%

Liquid Assets Portfolio-Institutional Class(j)	90,216	90,216
Premier Portfolio-Institutional Class(j)	90,216	90,216

Total Money Market Funds (Cost $180,432)		180,432

TOTAL INVESTMENTS—101.36% (Cost $23,800,167)		24,618,569

OTHER ASSETS LESS LIABILITIES—(1.36)%		(330,121)

NET ASSETS—100.00%		$24,288,448

Investment Abbreviations:

Ctfs.	— Certificates
Deb.	— Debentures
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
TBA	— To Be Announced
Unsec.	— Unsecured
Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2009 was $5,937,936, which represented 24.45% of the Fund’s Net Assets.

(c)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2009.

(e)	Perpetual bond with no specified maturity date.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at September 30, 2009 represented less than 0.01% of the Fund’s Net Assets.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(h)	Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Diversified Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
AIM V.I. Diversified Income Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
AIM V.I. Diversified Income Fund

E.	Dollar Roll and Forward Commitment Transactions — (continued)
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
H.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in
AIM V.I. Diversified Income Fund

H.	Futures Contracts — (continued)

unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
I.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
AIM V.I. Diversified Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$182,180	$—	$714,674	$896,854
U.S. Treasury Debt Securities	—	2,526,520	—	2,526,520
U.S. Government Sponsored Debt Securities	—	712,900	—	712,900
Corporate Debt Securities	—	19,411,402	—	19,411,402
Asset Backed Securities	—	799,221	—	799,221
Municipal Obligations	—	271,672	—	271,672
				$24,618,569
Other Investments*	21,540	—	—	21,540

Total Investments	$203,720	$23,721,715	$714,674	$24,640,109

*	Other Investments include futures, which are included at unrealized appreciation.
AIM V.I. Diversified Income Fund

NOTE 3 — Derivative Investments
Open Futures Contracts at period-end

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	14	December-2009/Long	$3,037,563	$16,376
U.S. Treasury 5 Year Notes	17	December-2009/Long	1,973,594	22,203
U.S. Treasury 30 Year Bonds	9	December-2009/Long	1,092,375	13,621
Subtotal			$6,103,532	$52,200
U.S. Treasury 10 Year Notes	31	December-2009/Short	$(3,668,172)	$(30,660)

Total				$21,540

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $37,025,362 and $36,400,641, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,464,610
Aggregate unrealized (depreciation) of investment securities	(651,673)

Net unrealized appreciation of investment securities	$812,937

Cost of investments for tax purposes is $23,805,632.
AIM V.I. Diversified Income Fund

AIM V.I. Dynamics Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	I-VIDYN-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments (a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.80%

Aerospace & Defense—1.18%

BE Aerospace, Inc. (b)	28,992	$583,899

Air Freight & Logistics—0.94%

UTI Worldwide, Inc.	32,156	465,619

Apparel Retail—1.98%

Aeropostale, Inc. (b)	12,087	525,422
American Eagle Outfitters, Inc.	27,122	457,277

		982,699

Apparel, Accessories & Luxury Goods—3.26%

Carter’s, Inc. (b)	18,393	491,093
Coach, Inc.	15,220	501,042
Hanesbrands, Inc. (b)	28,966	619,873

		1,612,008

Application Software—3.37%

Adobe Systems Inc. (b)	14,120	466,525
Autodesk, Inc. (b)	20,335	483,973
Solera Holdings Inc.	23,018	716,090

		1,666,588

Asset Management & Custody Banks—2.66%

Affiliated Managers Group, Inc. (b)	10,762	699,638
State Street Corp.	11,726	616,787

		1,316,425

Automotive Retail—0.40%

O’Reilly Automotive, Inc. (b)	5,417	195,770

Biotechnology—1.18%

Talecris Biotherapeutics Holdings Corp. (b)	11,390	216,410
United Therapeutics Corp. (b)	7,512	368,013

		584,423

Casinos & Gaming—1.03%

International Game Technology	23,738	509,892

Coal & Consumable Fuels—1.06%

CONSOL Energy Inc.	11,665	526,208

Communications Equipment—0.25%

3Com Corp. (b)	24,050	125,782

Computer & Electronics Retail—0.86%

Best Buy Co., Inc.	11,344	425,627

Computer Storage & Peripherals—2.98%

NetApp, Inc. (b)	26,300	701,684
QLogic Corp. (b)	13,935	239,682
Western Digital Corp. (b)	14,638	534,726

		1,476,092

Construction & Engineering—1.67%

Quanta Services, Inc. (b)	16,624	367,889
Shaw Group Inc. (The) (b)	14,304	459,016

		826,905

Consumer Finance—1.25%

Capital One Financial Corp.	17,333	619,308

Data Processing & Outsourced Services—1.18%

Alliance Data Systems Corp. (b)(c)	9,578	585,024

Department Stores—1.12%

Nordstrom, Inc. (c)	18,192	555,584

Distributors—0.96%

LKQ Corp. (b)	25,641	475,384

Diversified Metals & Mining—2.73%

Freeport-McMoRan Copper & Gold Inc.	8,856	607,610
Southern Copper Corp. (Peru)(c)	8,086	248,159
Walter Energy, Inc.	8,246	495,255

		1,351,024

Diversified Support Services—0.88%

Copart, Inc. (b)	13,136	436,247

Education Services—2.96%

Capella Education Co. (b)	10,541	709,831
ITT Educational Services, Inc. (b)	6,836	754,763

		1,464,594

Electrical Components & Equipment—1.06%

Baldor Electric Co.	19,151	523,588

Electronic Components—1.05%

Amphenol Corp. -Class A	13,855	522,056

Environmental & Facilities Services—0.96%

Republic Services, Inc.	17,832	473,796

Fertilizers & Agricultural Chemicals—0.56%

Intrepid Potash, Inc. (b)	11,677	275,460

Health Care Distributors—0.60%

McKesson Corp.	5,010	298,346
See accompanying notes which are an integral part of this schedule.
AIM V.I. Dynamics Fund

	Shares	Value

Health Care Equipment—1.51%

American Medical Systems Holdings, Inc. (b)	30,435	$514,960
ResMed Inc. (b)	5,142	232,419

		747,379

Health Care Facilities—1.81%

Psychiatric Solutions, Inc. (b)	16,716	447,320
VCA Antech, Inc. (b)	16,739	450,112

		897,432

Health Care Services—2.73%

Express Scripts, Inc. (b)	8,499	659,352
Fresenius Medical Care AG & Co. KGaA (Germany)	9,450	470,596
Omnicare, Inc.	9,924	223,489

		1,353,437

Home Entertainment Software—1.17%

Activision Blizzard, Inc. (b)	32,443	401,969
Shanda Interactive Entertainment Ltd. -ADR (China)(b)	3,438	176,025

		577,994

Hotels, Resorts & Cruise Lines—1.07%

Starwood Hotels & Resorts Worldwide, Inc.	16,003	528,579

Household Appliances—1.06%

Stanley Works (The)	12,343	526,923

Household Products—1.00%

Energizer Holdings, Inc. (b)	7,464	495,162

Housewares & Specialties—1.41%

Jarden Corp.	24,790	695,855

Human Resource & Employment Services—0.93%

Robert Half International, Inc.	18,471	462,144

Independent Power Producers & Energy Traders—1.45%

KGEN Power Corp. (Acquired 01/12/07; Cost $613,032)(b)(d)	43,788	251,781
NRG Energy, Inc. (b)	16,567	467,024

		718,805

Investment Banking & Brokerage—1.30%

TD Ameritrade Holding Corp. (b)	32,837	644,262

IT Consulting & Other Services—1.49%

Cognizant Technology Solutions Corp. -Class A (b)	19,043	736,202

Life & Health Insurance—1.60%

Aflac, Inc.	12,130	518,436
Lincoln National Corp.	10,637	275,605

		794,041

Life Sciences Tools & Services—1.58%

Pharmaceutical Product Development, Inc.	13,552	297,331
Thermo Fisher Scientific, Inc. (b)	11,074	483,602

		780,933

Managed Health Care—1.29%

AMERIGROUP Corp. (b)	12,529	277,768
Aveta, Inc. (Acquired 12/21/05-05/22/06 Cost $1,165,095)(b)(d)	80,000	360,000

		637,768

Marine—0.36%

Diana Shipping Inc. (Greece)	13,875	180,375

Metal & Glass Containers—1.87%

Crown Holdings, Inc. (b)	16,739	455,301
Pactiv Corp. (b)	18,112	471,817

		927,118

Multi-Line Insurance—0.96%

Genworth Financial Inc. -Class A	39,639	473,686

Oil & Gas Drilling—1.76%

Noble Corp. (b)	16,618	630,819
Patterson-UTI Energy, Inc.	15,926	240,483

		871,302

Oil & Gas Equipment & Services—2.53%

Key Energy Services, Inc. (b)	70,537	613,672
Weatherford International Ltd. (b)	30,827	639,044

		1,252,716

Oil & Gas Exploration & Production—5.14%

Atlas Energy, Inc.	21,223	574,496
Continental Resources, Inc. (b)(c)	20,499	802,946
EXCO Resources, Inc.	32,742	611,948
SandRidge Energy, Inc. (b)	17,808	230,791
Southwestern Energy Co. (b)	7,553	322,362

		2,542,543

Personal Products—1.58%

Estee Lauder Cos. Inc. (The) -Class A	21,115	782,944

Pharmaceuticals—0.54%

Shire PLC (United Kingdom)	15,524	269,680

Real Estate Services—1.20%

Jones Lang LaSalle Inc.	12,536	593,830

Research & Consulting Services—1.33%

IHS Inc. -Class A (b)	12,840	656,509

Security & Alarm Services—1.54%

Corrections Corp. of America (b)	33,620	761,493

Semiconductor Equipment—2.28%

ASML Holding N.V. (Netherlands)	19,766	582,887
KLA-Tencor Corp.	15,249	546,829

		1,129,716

See accompanying notes which are an integral part of this schedule.
AIM V.I. Dynamics Fund

	Shares	Value

Semiconductors—6.49%

Altera Corp.	29,191	$598,707
Avago Technologies Ltd. (Singapore)(b)	45,078	769,481
Broadcom Corp. -Class A (b)	15,609	479,040
Marvell Technology Group Ltd. (b)	32,753	530,271
ON Semiconductor Corp. (b)	58,791	485,026
Xilinx, Inc.	14,925	349,544

		3,212,069

Specialty Chemicals—0.57%

Albemarle Corp.	8,199	283,685

Specialty Stores—0.98%

Ulta Salon, Cosmetics & Fragrance, Inc. (b)	29,407	485,510

Steel—0.83%

Steel Dynamics, Inc.	26,701	409,593

Systems Software—2.50%

Check Point Software Technologies Ltd. (Israel)(b)	20,629	584,832
McAfee Inc. (b)	14,866	650,982

		1,235,814

Tires & Rubber—1.18%

Goodyear Tire & Rubber Co. (The) (b)	34,282	583,823

Trading Companies & Distributors—0.91%

Fastenal Co. (c)	11,640	450,468

Trucking—3.63%

Con-way Inc.	11,209	429,529
J.B. Hunt Transport Services, Inc.	15,526	498,850
Knight Transportation, Inc.	23,741	398,374
Landstar System, Inc.	12,301	468,176

		1,794,929

Wireless Telecommunication Services—1.09%

Crown Castle International Corp. (b)	17,228	540,270

Total Common Stocks & Other Equity Interests (Cost $44,729,273)		48,913,337

Money Market Funds—1.56%

Liquid Assets Portfolio-Institutional Class (e)	386,283	386,283
Premier Portfolio-Institutional Class (e)	386,283	386,283
Total Money Market Funds (Cost $772,566)		772,566

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.36% (Cost $45,501,839)		49,685,903

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—2.86%

Liquid Assets Portfolio -Institutional Class (Cost $1,417,246)(e)(f)	1,417,246	1,417,246

TOTAL INVESTMENTS—103.22% (Cost $46,919,085)		51,103,149

OTHER ASSETS LESS LIABILITIES—(3.22)%		(1,595,851)

NET ASSETS—100.00%		$49,507,298

Investment Abbreviations:
ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2009.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2009 was $611,781, which represented 1.24% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment advisor.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Dynamics Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
AIM V.I. Dynamics Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
AIM V.I. Dynamics Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$49,908,481	$582,887	$611,781	$51,103,149

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $34,667,424 and $39,415,359, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,295,790
Aggregate unrealized (depreciation) of investment securities	(3,317,733)

Net unrealized appreciation of investment securities	$3,978,057

Cost of investments for tax purposes is $47,125,092.
AIM V.I. Dynamics Fund

AIM V.I. Financial Services Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	I-VIFSE-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments (a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks—99.57%

Asset Management & Custody Banks—12.56%

Blackstone Group L.P. (The)	52,265	$742,163
Federated Investors, Inc. -Class B	85,220	2,247,251
Legg Mason, Inc.	89,169	2,766,914
State Street Corp.	52,966	2,786,012

		8,542,340

Consumer Finance—16.22%

American Express Co.	110,895	3,759,341
AmeriCredit Corp. (b)	19,761	312,026
Capital One Financial Corp.	126,808	4,530,850
SLM Corp. (b)	278,582	2,429,235

		11,031,452

Data Processing & Outsourced Services—8.72%

Alliance Data Systems Corp. (b)	28,417	1,735,711
Automatic Data Processing, Inc.	56,481	2,219,703
Heartland Payment Systems, Inc.	53,820	780,928
VeriFone Holdings, Inc. (b)	57,345	911,212
Western Union Co.	14,933	282,532

		5,930,086

Diversified Banks—0.19%

U.S. Bancorp	6,016	131,510

Diversified Capital Markets—3.14%

UBS AG (Switzerland)(b)	116,513	2,133,353

Insurance Brokers—4.56%

Marsh & McLennan Cos., Inc.	102,030	2,523,202
National Financial Partners Corp. (b)	66,041	575,877

		3,099,079

Investment Banking & Brokerage—7.08%

FBR Capital Markets Corp. (b)	280,608	1,664,005
Goldman Sachs Group, Inc. (The)	3,779	696,659
Morgan Stanley	79,528	2,455,825

		4,816,489

Life & Health Insurance—3.50%

Prudential Financial, Inc.	8,774	437,910
StanCorp Financial Group, Inc.	48,153	1,943,937

		2,381,847

Managed Health Care—3.84%

Coventry Health Care, Inc. (b)	24,599	490,996
UnitedHealth Group Inc.	84,733	2,121,714

		2,612,710

Other Diversified Financial Services—15.12%

Bank of America Corp.	228,232	3,861,686
Citigroup Inc.	355,230	1,719,313
JPMorgan Chase & Co.	107,337	4,703,507

		10,284,506

Property & Casualty Insurance—6.67%

Allstate Corp. (The)	8,077	247,318
XL Capital Ltd. -Class A	245,904	4,293,484

		4,540,802

Real Estate Services—0.26%

Jones Lang LaSalle Inc.	3,708	175,648

Regional Banks—10.71%

Fifth Third Bancorp	317,737	3,218,676
First Horizon National Corp. (b)	10,268	135,842
SunTrust Banks, Inc.	94,143	2,122,924
Zions Bancorp.	100,476	1,805,554

		7,282,996

Reinsurance—1.88%

Transatlantic Holdings, Inc.	25,537	1,281,191

Specialized Consumer Services—1.61%

H&R Block, Inc.	59,681	1,096,937

Specialized Finance—3.51%

Moody’s Corp.	116,694	2,387,559

Total Common Stocks (Cost $86,147,905)		67,728,505

Money Market Funds—6.40%

Liquid Assets Portfolio-Institutional Class (c)	2,177,751	2,177,751
Premier Portfolio-Institutional Class (c)	2,177,751	2,177,751

Total Money Market Funds (Cost $4,355,502)		4,355,502

TOTAL INVESTMENTS—105.97% (Cost $90,503,407)		72,084,007

OTHER ASSETS LESS LIABILITIES—(5.97)%		(4,059,161)

NET ASSETS—100.00%		$68,024,846

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Financial Services Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
AIM V.I. Financial Services Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.
AIM V.I. Financial Services Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$72,084,007	$—	$—	$72,084,007

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $16,181,371 and $5,369,636, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,038,984
Aggregate unrealized (depreciation) of investment securities	(24,510,307)

Net unrealized appreciation (depreciation) of investment securities	$(19,471,323)

Cost of investments for tax purposes is $91,555,330.
AIM V.I. Financial Services Fund

AIM V.I. Global Health Care Fund
 Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	I-VIGHC-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments (a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.10%

Biotechnology—20.59%

AMAG Pharmaceuticals, Inc. (b)	19,472	$850,537
Amgen Inc. (b)	110,398	6,649,272
Array BioPharma Inc. (b)	86,657	206,244
Biogen Idec Inc. (b)	29,090	1,469,627
BioMarin Pharmaceutical Inc. (b)	124,174	2,245,066
Celgene Corp. (b)	68,666	3,838,429
CSL Ltd. (Australia)	66,276	1,951,672
Genzyme Corp. (b)	62,688	3,556,290
Gilead Sciences, Inc. (b)	159,971	7,451,449
Incyte Corp. (b)(c)	63,690	429,908
Myriad Genetics, Inc. (b)	52,578	1,440,637
OSI Pharmaceuticals, Inc. (b)	28,674	1,012,192
Pharmasset, Inc. (b)	19,764	417,811
United Therapeutics Corp. (b)	33,882	1,659,879

		33,179,013

Drug Retail—4.84%

CVS Caremark Corp.	166,086	5,935,914
Drogasil S.A. (Brazil)	146,520	1,860,466

		7,796,380

Health Care Distributors—1.55%

McKesson Corp.	41,892	2,494,669

Health Care Equipment—16.16%

Baxter International Inc.	69,269	3,949,026
Becton, Dickinson and Co.	35,748	2,493,423
CareFusion Corp. (b)	52,274	1,139,573
Covidien PLC (Ireland)	81,762	3,537,024
Dexcom Inc. (b)	48,428	384,034
Hologic, Inc. (b)	72,051	1,177,313
Hospira, Inc. (b)	29,731	1,326,003
Insulet Corp. (b)(c)	42,037	472,075
Medtronic, Inc.	108,459	3,991,291
Nobel Biocare Holding AG (Switzerland)	23,809	787,977
ResMed Inc. (b)	25,721	1,162,589
Varian Medical Systems, Inc. (b)	43,481	1,831,855
Wright Medical Group, Inc. (b)	67,893	1,212,569
Zimmer Holdings, Inc. (b)	48,204	2,576,504

		26,041,256

Health Care Facilities—2.51%

Assisted Living Concepts Inc. -Class A(b)	31,460	651,851
Rhoen-Klinikum AG (Germany)	133,140	3,388,147

		4,039,998

Health Care Services—7.39%

DaVita, Inc. (b)	56,085	3,176,654
Express Scripts, Inc. (b)	43,963	3,410,650
Medco Health Solutions, Inc. (b)	46,338	2,562,955
Omnicare, Inc.	57,542	1,295,846
Quest Diagnostics Inc.	28,169	1,470,140

		11,916,245

Health Care Supplies—3.93%

Alcon, Inc. (b)	24,943	3,458,845
DENTSPLY International Inc.	48,533	1,676,330
Immucor, Inc. (b)	67,457	1,193,989

		6,329,164

Health Care Technology—0.79%

Allscripts-Misys Healthcare Solutions, Inc. (b)	62,810	1,273,159

Life & Health Insurance—0.79%

Amil Participacoes S.A. (Brazil)(d)	230,700	1,269,389

Life Sciences Tools & Services—7.72%

Gerresheimer AG (Germany)	28,083	883,560
Life Technologies Corp. (b)	85,798	3,993,897
Pharmaceutical Product Development, Inc.	78,722	1,727,161
Thermo Fisher Scientific, Inc. (b)	133,895	5,847,194

		12,451,812

Managed Health Care—7.56%

Aetna Inc.	52,495	1,460,936
AMERIGROUP Corp. (b)	68,445	1,517,426
Aveta, Inc. (Acquired 12/21/05; Cost $1,655,802)(b)(d)	122,652	551,934
CIGNA Corp.	56,227	1,579,416
Health Net Inc. (b)	113,429	1,746,807
UnitedHealth Group Inc.	80,755	2,022,105
WellPoint Inc. (b)	69,819	3,306,628

		12,185,252

Pharmaceuticals—22.27%

Abbott Laboratories	105,877	5,237,735
Allergan, Inc.	42,769	2,427,568
Auxilium Pharmaceuticals Inc. (b)	11,094	379,526
Bayer AG (Germany)	22,993	1,593,198
Cadence Pharmaceuticals, Inc. (b)(c)	73,722	815,365
EastPharma Ltd. -GDR (Turkey)(b)(d)	114,132	296,743
Hikma Pharmaceuticals PLC (United Kingdom)	119,052	892,260
Ipsen S.A. (France)	32,981	1,810,604
Johnson & Johnson	78,936	4,806,413
Merck KGaA (Germany)	12,622	1,255,081
Novartis AG -ADR (Switzerland)	52,410	2,640,416
See accompanying notes which are an integral part of this schedule.
AIM V.I. Global Health Care Fund

	Shares	Value

Pharmaceuticals—(continued)

Pharmstandard -GDR (Russia)(b)(d)	23,450	$422,569
Roche Holding AG (Switzerland)	41,608	6,734,818
Shire PLC -ADR (United Kingdom)	47,312	2,473,945
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	33,100	1,673,536
Wyeth	50,154	2,436,481

		35,896,258

Total Common Stocks & Other Equity Interests (Cost $158,240,800)		154,872,595

Money Market Funds—4.11%

Liquid Assets Portfolio Institutional Class (e)	3,314,309	3,314,309
Premier Portfolio-Institutional Class (e)	3,314,309	3,314,309

Total Money Market Funds (Cost $6,628,618)		6,628,618

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.21% (Cost $164,869,418)		161,501,213

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.81%

Liquid Assets Portfolio-Institutional Class (Cost $1,311,240)(e)(f)	1,311,240	1,311,240

TOTAL INVESTMENTS—101.02% (Cost $166,180,658)		162,812,453

OTHER ASSETS LESS LIABILITIES—(1.02)%		(1,645,788)

NET ASSETS—100.00%		$161,166,665

Investment Abbreviations:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2009.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2009 was $2,540,635, which represented 1.58% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment advisor.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
AIM V.I. Global Health Care Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
     The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.
AIM V.I. Global Health Care Fund

F.	Foreign Currency Translations — (continued)
Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$152,174,778	$10,085,741	$551,934	$162,812,453
Other Investments*	—	(112,705)	—	(112,705)

Total Investments	$152,174,778	$9,973,036	$551,934	$162,699,748

* Other Investments includes open foreign currency contracts, which are included at unrealized appreciation (depreciation).
AIM V.I. Global Health Care Fund

NOTE 3 — Derivative Investments
Open Foreign Currency Contracts at Period-End

				Unrealized
Settlement	Contract to			Appreciation
Date	Deliver	Receive	Value	(Depreciation)
11/10/09	CHF 3,035,000	USD 2,836,342	$2,929,312	$(92,970)
11/10/09	EUR 2,485,000	USD 3,565,606	3,636,441	(70,835)
11/10/09	GBP 660,000	USD 1,105,843	1,054,743	51,100
Total open foreign currency contracts				$(112,705)

Currency Abbreviations:

CHF — Swiss Franc

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $53,064,029 and $63,681,952, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,840,288
Aggregate unrealized (depreciation) of investment securities	(18,054,632)

Net unrealized appreciation (depreciation) of investment securities	$(4,214,344)

Cost of investments for tax purposes is $167,026,797.
AIM V.I. Global Health Care Fund

AIM V.I. Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VIGRE-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments
September 30, 2009
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests—98.95%

Australia—11.51%

CFS Retail Property Trust	747,137	$1,320,812
Dexus Property Group	1,001,059	743,881
Goodman Group	1,953,795	1,138,580
GPT Group	3,233,653	1,947,034
Stockland	869,248	3,115,488
Westfield Group	569,491	6,936,934

		15,202,729

Austria—0.56%

Conwert Immobilien Invest S.E. (a)	53,289	734,109

Canada—2.92%

Canadian REIT	31,400	755,174
Cominar REIT	11,500	209,528
Morguard REIT	24,600	273,062
Primaris Retail REIT	37,600	533,999
RioCan REIT	124,700	2,087,918

		3,859,681

China—0.91%

Agile Property Holdings Ltd.	276,000	322,091
KWG Property Holding Ltd.	378,000	242,424
Shimao Property Holdings Ltd.	379,000	637,890

		1,202,405

Dominican Repubic—0.00%

BGP Holdings PLC (a)	3,053,090	0

Finland—0.48%

Citycon Oyj	149,636	635,021

France—5.59%

Fonciere des Regions	2,688	313,070
Gecina S.A.	6,211	740,753
ICADE	7,109	761,507
Klepierre	34,145	1,354,349
Unibail-Rodamco	20,301	4,222,996

		7,392,675

Germany—0.44%

Deutsche Euroshop AG	16,624	582,633

Hong Kong—16.33%

China Overseas Land & Investment Ltd.	1,196,301	2,562,775
China Resources Land Ltd.	263,800	573,937
Glorious Property Holdings Ltd. (a)	251,000	142,502
Hang Lung Properties Ltd.	531,000	1,939,788
Henderson Land Development Co. Ltd.	354,000	2,319,859
Hongkong Land Holdings Ltd.	626,000	2,706,794
Hysan Development Co. Ltd.	149,000	370,756
Kerry Properties Ltd.	301,400	1,601,425
Link REIT (The)	465,500	1,024,694
New World Development Co., Ltd.	394,000	841,686
Sino Land Co. Ltd.	210,000	373,702
Sun Hung Kai Properties Ltd.	486,000	7,123,207

		21,581,125

Japan—11.84%

AEON Mall Co., Ltd.	23,500	484,820
Japan Prime Realty Investment Corp.	55	133,325
Japan Real Estate Investment Corp.	100	816,005
Japan Retail Fund Investment Corp.	50	271,317
Kenedix Realty Investment Corp.	37	138,935
Mitsubishi Estate Co. Ltd.	294,000	4,596,419
Mitsui Fudosan Co., Ltd.	265,000	4,442,683
Nippon Building Fund Inc.	150	1,336,053
Nomura Real Estate Holdings, Inc.	34,300	556,073
NTT Urban Development Corp.	326	297,547
Sumitomo Realty & Development Co., Ltd.	142,000	2,572,585

		15,645,762

Luxembourg—0.21%

Gagfah S.A.	24,527	271,703

Netherlands—3.37%

Corio N.V.	22,457	1,548,829
Eurocommercial Properties N.V.	20,429	809,801
VastNed Retail N.V.	12,293	791,345
Wereldhave N.V.	13,267	1,306,598

		4,456,573

Singapore—3.82%

Ascendas REIT	592,779	806,319
Capitacommercial Trust	416,000	305,140
Capitaland Ltd.	1,063,000	2,782,461
CapitaMall Trust	550,550	718,395
Keppel Land Ltd.	80,000	154,152
Yanlord Land Group Ltd.	174,000	279,534

		5,046,001

Sweden—0.99%

Castellum A.B.	101,451	983,741
Hufvudstaden A.B.	40,933	328,843

		1,312,584

United Kingdom—6.42%

Big Yellow Group PLC (a)	70,517	422,668
British Land Co. PLC	240,892	1,829,673
Derwent London PLC	50,882	992,199
Great Portland Estates PLC	135,541	573,455
Hammerson PLC	103,394	652,643
Land Securities Group PLC	137,337	1,371,962
Segro PLC	287,061	1,686,188
See accompanying notes which are an integral part of this schedule.
AIM V.I. Global Real Estate Fund

	Shares	Value

United Kingdom–(continued)

Shaftesbury PLC	132,177	$754,855
Unite Group Oversubscription Entitlements (a)	2,369	9,466
Unite Group PLC	45,691	192,253
Unite Group PLC Entitlements (a)	4,310	913

		8,486,275

United States–33.56%

Acadia Realty Trust	35,341	532,589
Alexandria Real Estate Equities, Inc.	12,100	657,635
AMB Property Corp.	8,800	201,960
AvalonBay Communities, Inc.	16,442	1,195,827
Boston Properties, Inc.	35,900	2,353,245
Camden Property Trust	40,282	1,623,365
DCT Industrial Trust Inc.	136,500	697,515
Digital Realty Trust, Inc.	43,000	1,965,530
EastGroup Properties, Inc.	17,800	680,316
Equity Residential	70,877	2,175,924
Essex Property Trust, Inc.	16,500	1,313,070
Federal Realty Investment Trust	11,800	724,166
HCP, Inc.	31,748	912,438
Health Care REIT, Inc.	40,567	1,688,399
Highwoods Properties, Inc.	36,900	1,160,505
Host Hotels & Resorts Inc.	166,360	1,958,057
Kilroy Realty Corp.	18,900	524,286
Kimco Realty Corp.	31,400	409,456
Liberty Property Trust	39,100	1,271,923
Macerich Co. (The)	37,735	1,144,503
Mack-Cali Realty Corp.	32,100	1,037,793
Mid-America Apartment Communities, Inc.	13,100	591,203
Nationwide Health Properties, Inc.	46,471	1,440,136
OMEGA Healthcare Investors, Inc.	24,372	390,439
ProLogis	103,014	1,227,927
Public Storage	31,400	2,362,536
Regency Centers Corp.	14,600	540,930
Senior Housing Properties Trust	55,988	1,069,931
Simon Property Group, Inc.	67,799	4,707,284
SL Green Realty Corp.	39,308	1,723,655
Tanger Factory Outlet Centers, Inc.	21,000	784,140
Ventas, Inc.	49,800	1,917,300
Vornado Realty Trust	46,256	2,979,349
Washington REIT	13,084	376,819

		44,340,151

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $111,856,261)		130,749,427

Money Market Funds–0.67%

Liquid Assets Portfolio-Institutional Class (b)	445,053	445,053
Premier Portfolio-Institutional Class (b)	445,053	445,053

Total Money Market Funds (Cost $890,106)		890,106

TOTAL INVESTMENTS—99.62% (Cost $112,746,367)		131,639,533

OTHER ASSETS LESS LIABILITIES—0.38%		494,296

NET ASSETS—100.00%		132,133,829

Investment Abbreviations:
REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.  The last bid price may be used to value equity securities and Corporate Loans.  The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM V.I. Global Real Estate Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.  Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.  Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of
AIM V.I. Global Real Estate Fund

E.	Securities Lending — (continued)

any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
AIM V.I. Global Real Estate Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$1,882,461	$13,320,268	$—	$15,202,729
Austria	—	734,109	—	734,109
Canada	3,859,681	—	—	3,859,681
China	242,424	959,981	—	1,202,405
Dominican Republic	—	—	0	0
Finland	635,021	—	—	635,021
France	761,507	6,631,168	—	7,392,675
Germany	582,633	—	—	582,633
Hong Kong	513,258	21,067,867	—	21,581,215
Japan	556,073	15,089,689	—	15,645,762
Luxembourg	—	271,703	—	271,703
Netherlands	3,665,228	791,345	—	4,456,573
Singapore	279,534	4,766,467	—	5,046,001
Sweden	328,843	983,741	—	1,312,584
United Kingdom	7,912,820	573,455	—	8,486,275
United States	45,230,257	—	—	45,230,257

Total Investments	$66,449,740	$65,189,793	$0	$131,639,533

AIM V.I. Global Real Estate Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $72,177,196 and $51,794,596, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$18,940,702
Aggregate unrealized (depreciation) of investment securities	(3,311,487)

Net unrealized appreciation of investment securities	$15,629,215

Cost of investments for tax purposes is $116,010,318.
AIM V.I. Global Real Estate Fund

AIM V.I. Government Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VIGOV-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments
September 30, 2009
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities—80.71%

Collateralized Mortgage Obligations—60.17%

Fannie Mae Grantor Trust, 5.34%, 04/25/12	$4,500,000	$4,845,742
Fannie Mae REMICs, 4.50%, 11/25/14 to 07/25/28	20,352,215	20,720,233
5.00%, 12/25/15 to 03/25/25	13,077,509	13,428,840
4.00%, 03/25/16	61,805	61,897
6.00%, 02/25/21 to 10/25/33	57,028,321	58,620,508
5.50%, 02/25/24 to 03/01/38	18,906,585	19,367,276
4.25%, 06/25/33	2,001,105	2,044,575
Fannie Mae Whole Loans, 5.50%, 07/25/34	2,515,350	2,496,394
Federal Home Loan Bank, 4.75%, 10/25/10	37,023,322	38,247,117
5.27%, 12/28/12	20,563,142	21,987,919
5.46%, 11/27/15	54,357,997	58,954,798
Freddie Mac REMICs, 5.50%, 07/15/10 to 10/15/28	146,722,420	150,401,500
6.75%, 06/15/11	312,085	322,480
5.25%, 08/15/11 to 08/15/32	20,606,292	21,652,643
5.38%, 08/15/11 to 09/15/11	6,444,736	6,732,964
4.50%, 09/15/15 to 04/15/30	19,702,275	20,287,155
7.50%, 01/15/16	1,436,773	1,474,976
5.00%, 04/15/16 to 09/15/27	47,868,425	49,182,159
6.00%, 09/15/16 to 09/15/29	103,042,040	105,786,381
4.00%, 11/15/16 to 02/15/30	9,241,015	9,463,854
5.75%, 12/15/18	20,647,478	21,151,421
3.50%, 05/15/22	3,622,731	3,710,236
4.75%, 05/15/23 to 04/15/31	22,105,919	22,743,109
Government National Mortgage Association (GNMA) REMICs, 3.13%, 04/16/16	4,929,855	4,996,550
5.15%, 06/16/23	2,338,839	2,361,246
5.86%, 10/16/23	165,537	166,954
2.17%, 02/16/24	23,168,844	23,298,052
5.00%, 09/16/27 to 02/20/29	10,434,220	10,835,339
4.21%, 01/16/28	9,919,547	10,214,761
4.75%, 12/20/29	13,336,505	13,555,845
5.50%, 04/16/31	9,548,097	10,018,365
4.50%, 11/20/34 to 08/20/35	11,968,461	12,382,245

		741,513,534

Federal Home Loan Mortgage Corp. (FHLMC)—5.54%

Pass Through Ctfs., 6.00%, 08/01/10 to 02/01/34	5,743,714	6,140,660
7.00%, 11/01/10 to 12/01/37	19,803,508	21,785,348
8.00%, 09/01/11 to 09/01/36	17,317,129	19,544,764
6.50%, 10/01/12 to 12/01/35	9,322,611	10,046,788
7.50%, 03/01/16 to 08/01/36	7,126,258	7,857,817
10.50%, 08/01/19	6,385	7,189
8.50%, 09/01/20 to 08/01/31	1,299,015	1,479,649
10.00%, 03/01/21	95,480	107,598
9.00%, 06/01/21 to 06/01/22	767,724	850,125
7.05%, 05/20/27	378,166	415,212

		68,235,150

Federal National Mortgage Association (FNMA)—10.61%

Pass Through Ctfs., 6.50%, 10/01/10 to 11/01/37	11,631,593	12,520,443
7.00%, 12/01/10 to 06/01/36	32,910,138	35,775,344
7.50%, 08/01/11 to 07/01/37	21,393,745	23,808,078
8.00%, 06/01/12 to 11/01/37	24,175,104	26,880,869
8.50%, 06/01/12 to 08/01/37	8,486,269	9,554,319
10.00%, 09/01/13 to 03/01/16	36,746	39,659
6.00%, 09/01/17 to 03/01/37	6,278,025	6,685,641
5.00%, 11/01/17 to 12/01/33	1,669,046	1,766,133
5.50%, 03/01/21	720	764
6.75%, 07/01/24	1,385,216	1,523,170
6.95%, 10/01/25 to 09/01/26	202,351	223,443
Pass Through Ctfs., TBA, 4.50%, 10/01/24(a)	5,000,000	5,178,125
5.00%, 10/01/39(a) STRIPS,	5,500,000	5,681,329
6.74%, 10/09/19(b)	1,000,000	607,603
7.37%, 10/09/19(b)	800,000	477,402

		130,722,322

Government National Mortgage Association (GNMA)—4.39%

Pass Through Ctfs., 7.50%, 11/15/09 to 10/15/35	8,979,802	10,001,778
6.50%, 02/20/12 to 01/15/37	20,462,732	22,136,427
8.00%, 07/15/12 to 01/15/37	5,309,020	6,024,157
6.75%, 08/15/13	51,638	54,822
11.00%, 10/15/15	2,217	2,492
9.50%, 09/15/16	2,991	3,323
9.00%, 10/20/16 to 12/20/16	105,757	115,263
7.00%, 04/15/17 to 01/15/37	7,114,424	7,833,807
10.50%, 09/15/17 to 11/15/19	3,872	4,116
8.50%, 12/15/17 to 01/15/37	1,163,417	1,265,597
10.00%, 06/15/19	44,900	49,608
6.00%, 09/15/20 to 08/15/33	3,933,654	4,213,965
6.95%, 08/20/25 to 08/20/27	1,177,972	1,285,837
6.25%, 06/15/27	188,799	202,477
6.38%, 10/20/27 to 09/20/28	841,368	907,026

		54,100,695

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $973,902,204)		994,571,701

See accompanying notes which are an integral part of this schedule.
AIM V.I. Government Securities Fund

	Principal
	Amount	Value

U.S. Government Sponsored Agency Securities—15.98%

Federal Agricultural Mortgage Corp.—8.74%

Bonds, 2.11%, 03/15/12	$70,000,000	$71,053,332
Medium-Term Notes, 5.60%, 01/10/17	11,000,000	11,184,614
Unsec. Medium-Term Notes, 2.20%, 11/09/11	25,000,000	25,405,312

		107,643,258

Federal Farm Credit Bank (FFCB)—2.42%

Bonds, 3.00%, 09/22/14	12,500,000	12,672,512
5.59%, 10/04/21	10,075,000	10,781,203
5.75%, 01/18/22	2,775,000	2,983,507
Medium-Term Notes, 5.75%, 12/07/28	3,100,000	3,405,890

		29,843,112

Federal Home Loan Bank (FHLB)—1.41%

Unsec. Bonds, 4.72%, 09/20/12	1,562,276	1,653,266
Unsec. Global Bonds, 1.75%, 08/22/12	5,000,000	5,025,883
Series 1, Unsec. Bonds, 5.77%, 03/23/18	9,804,236	10,628,788

		17,307,937

Federal Home Loan Mortgage Corp. (FHLMC)—2.88%

Federal Home Loan Mortgage Corp., Unsec. Global Notes, 2.13%, 09/21/12	35,000,000	35,502,891

Federal National Mortgage Association (FNMA)—0.07%

Federal National Mortgage Association, Sr. Unsec. Global Bonds, 6.63%, 11/15/30(c)	700,000	902,889

Tennessee Valley Authority—0.46%

Tennessee Valley AuthoritySeries A, Bonds, 6.79%, 05/23/12	5,000,000	5,673,563

Total U.S. Government Sponsored Agency Securities (Cost $192,715,720)		196,873,650

U.S. Treasury Securities—1.55%

U.S. Treasury Bills—0.04%

0.49%, 10/22/09(b)(c)	300,000	299,914
0.21%, 12/17/09(b)	240,000	239,966

		539,880

U.S. Treasury Notes—1.18%

3.13%, 11/30/09(c)	160,000	160,756
1.13%, 06/30/11(c)	8,400,000	8,448,563
3.13%, 05/15/19(c)	6,000,000	5,904,375

		14,513,694

U.S. Treasury Bonds—0.33%

7.63%, 02/15/25(c)	550,000	783,922
6.88%, 08/15/25(c)	500,000	672,265
4.25%, 05/15/39(c)	2,500,000	2,586,719
		4,042,906

Total U.S. Treasury Securities (Cost $18,383,436)		19,096,480

Foreign Sovereign Bonds—0.33%

Sovereign Debt—0.33%

Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Global Bonds, 5.13%, 11/01/24 (Cost $3,831,753)	3,800,000	4,062,028
	Shares
Money Market Funds—2.32%

Government & Agency Portfolio -Institutional Class (Cost $28,649,243)(d)	28,649,243	28,649,243

TOTAL INVESTMENTS—100.89% (Cost $1,217,482,356)		1,243,253,102

OTHER ASSETS LESS LIABILITIES—(0.89)%		(10,999,865)

NET ASSETS—100.00%		$1,232,253,237

Investment Abbreviations:

Ctfs.	—	Certificates
Deb.	—	Debentures
Gtd.	—	Guaranteed
REMIC	—	Real Estate Mortgage Investment Conduits
Sr.	—	Senior
TBA	—	To Be Announced
Unsec.	—	Unsecured

Notes to Schedule of Investments:

(a)	Security purchased on forward commitment basis.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM V.I. Government Securities Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
AIM V.I. Government Securities Fund

E.	Dollar Roll and Forward Commitment Transactions — (continued)

Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

H.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are
AIM V.I. Government Securities Fund

H.	Futures Contracts — (continued)

reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$28,649,243	$—	$—	$28,649,243
U.S. Treasury Debt Securities	—	19,096,480	—	19,096,480
U.S. Government Sponsored Agency Securities	—	1,191,445,351	—	1,191,445,351
Foreign Government Debt Securities	—	4,062,028	—	4,062,028
				1,243,253,102
Other Investments*	7,807,333	—	—	7,807,333

Total Investments	36,456,576	1,214,603,859	—	1,251,060,435

*	Other Investments include futures, which are included at unrealized appreciation.
AIM V.I. Government Securities Fund

NOTE 3 — Effect of Derivative Instruments for the nine months ended September 30, 2009
Effective with the beginning of the Fund’s Fiscal year, the Fund has implemented new required disclosures about derivative instruments and hedging activities in accordance with Generally Accepted Accounting Principles (“GAAP”). GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of September 30, 2009:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts (a)	$7,807,333	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.
Effect of Derivative Instruments for the nine months ended September 30, 2009
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures *

Realized Gain (Loss)
Interest rate risk	$(57,337,073)
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(43,767,464)

Total	$(71,104,537)

*	The average value outstanding of futures during the period was $756,971,344.

Open Futures Contracts
	Number of	Month/		Unrealized
Contracts	Contracts	Commitment	Value	Appreciation
U.S. Treasury 2 Year Notes	318	December-2009/Long	$68,996,063	$371,973
U.S. Treasury 5 Year Notes	1,278	December-2009/Long	148,367,813	1,668,384
U.S. Treasury 10 Year Notes	992	December-2009/Long	117,381,500	1,378,211
U.S. Treasury 30 Year Bonds	2,006	December-2009/Long	243,478,250	4,388,765

Total			$578,223,626	$7,807,333

AIM V.I. Government Securities Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $520,163,386 and $706,862,601, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $61,925,501 and $57,981,435, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,053,850

Aggregate unrealized (depreciation) of investment securities	(414,392)

Net unrealized appreciation of investment securities	$25,639,458

Cost of investments for tax purposes is $1,217,613,644.
AIM V.I. Government Securities Fund

AIM V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VIHYI-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments(a)
September 30, 2009
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—91.32%

Aerospace & Defense—1.28%

Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.75%, 04/01/16	$60,000	$58,500
BE Aerospace, Inc., Sr. Unsec. Unsub. Notes, 8.50%, 07/01/18	180,000	184,950
Bombardier Inc., Sr. Unsec. Notes, 6.75%, 05/01/12(b)	310,000	316,200
Esterline Technologies Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 06/15/13	155,000	155,000
GeoEye Inc., Sr. Sec. Notes, 9.63%, 10/01/15(b)	25,000	25,469

		740,119

Agricultural Products—0.19%

CCL Finance Ltd. (Cayman Islands), Sr. Unsec. Gtd. Notes, 9.50%, 08/15/14(b)	105,000	110,094

Airlines—3.10%

American Airlines,
Series 1999-1, Class A-2, Sec. Pass Through Ctfs., 7.02%, 10/15/09	465,000	463,954
Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	70,000	76,563
Continental Airlines Inc.,
Pass Through Ctfs., 9.00%, 07/08/16	165,000	175,416
Sr. Unsec. Unsub. Notes, 8.75%, 12/01/11	185,000	167,887
Series 2000-1, Class C-1, Sec. Sub. Pass Through Ctfs., 8.50%, 05/01/11	39,186	36,835
Series 2000-2, Class B, Sec. Sub. Pass Through Ctfs., 8.31%, 04/02/18	138,636	126,159
Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	113,153	97,877
Delta Air Lines, Inc.,
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	321,032	314,611
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	238,162	197,675
UAL Corp.,
Series 2000-2, Class A-2, Sec. Pass Through Ctfs., 7.19%, 04/01/11	49,528	49,899
Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19(b)	126,822	90,044

		1,796,920

Alternative Carriers—1.16%

Inmarsat Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 7.63%, 06/30/12	45,000	45,731
Intelsat Intermediate Holding Co. Ltd. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15(c)	200,000	200,500
Intelsat Subsidiary Holding Co. Ltd. (Bermuda), Sr. Unsec. Gtd. Global Notes, 8.50%, 01/15/13	170,000	174,675
Level 3 Financing Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 9.25%, 11/01/14	285,000	254,363

		675,269

Aluminum—1.10%

Century Aluminum Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 08/15/14	103,000	88,580
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	634,000	551,580

		640,160

Apparel Retail—1.19%

Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.25%, 08/01/13	450,000	447,750
Ltd. Brands Inc.,
Sr. Notes, 8.50%, 06/15/19(b)	140,000	147,000
Sr. Unsec. Notes, 5.25%, 11/01/14	105,000	97,387

		692,137

Apparel, Accessories & Luxury Goods—2.00%

American Achievement Corp., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 04/01/12(b)	205,000	201,925
Hanesbrands, Inc.-Series B, Sr. Unsec. Gtd. Floating Rate Global Notes, 4.59%, 12/15/14(d)	370,000	325,600
See accompanying notes which are an integral part of this schedule.
AIM V.I. High Yield Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods—(continued)
Jones Apparel Group, Inc., Sr. Unsec. Unsub. Global Notes, 5.13%, 11/15/14	$100,000	$91,500
Levi Strauss & Co., Sr. Unsec. Unsub. Global Notes, 8.88%, 04/01/16	225,000	228,937
Perry Ellis International, Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 09/15/13	325,000	315,250

		1,163,212

Auto Parts & Equipment—0.79%

Affinia Group Inc., Sr. Sec. Notes, 10.75%, 08/15/16(b)	15,000	16,237
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	145,000	141,375
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	45,000	43,425
TRW Automotive Inc., Sr. Unsec. Gtd. Unsub. Notes, 7.25%, 03/15/17(b)	235,000	210,325
Visteon Corp., Sr. Unsec. Unsub. Notes, 7.00%, 03/10/14(e)	180,000	45,000

		456,362

Automobile Manufacturers—1.09%

Case New Holland Inc., Sr. Gtd. Notes, 7.75%, 09/01/13(b)	90,000	90,225
Ford Motor Co., Sr. Unsec. Unsub. Global Notes, 7.45%, 07/16/31	475,000	387,125
Motors Liquidation Co.,
Sr. Unsec. Unsub. Global Notes, 7.20%, 01/15/11(e)	445,000	68,975
Sr. Unsec. Unsub. Notes, 8.38%, 07/15/33(e)	525,000	89,250

		635,575

Broadcasting—0.80%

Belo Corp., Sr. Unsec. Unsub. Notes, 6.75%, 05/30/13	85,000	79,794
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. Second Lien Notes, 10.00%, 04/30/12(b)	215,000	218,762
CSC Holdings Inc.,
Sr. Unsec. Notes, 8.50%, 04/15/14(b)	115,000	121,612
8.63%, 02/15/19(b)	30,000	31,950
Series B, Sr. Unsec. Notes, 7.63%, 04/01/11	10,000	10,463

		462,581

Building Products—2.61%

AMH Holdings Inc., Sr. Unsec. Global Notes, 11.25%, 03/01/14	655,000	497,800
Associated Materials Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 04/15/12	130,000	126,100
Building Materials Corp. of America, Sec. Gtd. Second Lien Global Notes, 7.75%, 08/01/14	415,000	401,512
Nortek, Inc., Sr. Sec. Gtd. Global Notes, 10.00%, 12/01/13	110,000	112,475
Ply Gem Industries Inc.,
Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	285,000	253,650
Sr. Unsec. Gtd. Sub. Global Notes, 9.00%, 02/15/12	135,000	74,925
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	45,000	47,250

		1,513,712

Cable & Satellite—1.88%

Cablevision Systems Corp., Sr. Notes, 8.63%, 09/15/17(b)	135,000	139,556
DISH DBS Corp., Sr. Notes, 7.88%, 09/01/19(b)	85,000	85,850
Hughes Network Systems LLC/HNS Finance Corp., Sr. Unsec. Gtd. Global Notes, 9.50%, 04/15/14	150,000	151,875
Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.13%, 08/15/19(b)	50,000	51,375
Virgin Media Finance PLC (United Kingdom)
Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/14	240,000	246,000
Series 1, Sr. Gtd. Global Bonds, 9.50%, 08/15/16	180,000	190,575
XM Satellite Radio Inc., Sr. Sec. Notes, 11.25%, 06/15/13(b)	220,000	228,800

		1,094,031

Casinos & Gaming—4.38%

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	240,000	230,400
Harrah’s Operating Co. Inc.,
Sr. Sec. Notes, 11.25%, 06/01/17(b)	275,000	277,750
Sr. Unsec. Gtd. Unsub. Global Bonds, 5.63%, 06/01/15	160,000	99,200
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Global Notes, 9.38%, 02/15/10	60,000	59,700
See accompanying notes which are an integral part of this schedule.
AIM V.I. High Yield Fund

	Principal
	Amount	Value

Casinos & Gaming—(continued)
MGM Mirage,
Sr. Sec. Gtd. Notes, 13.00%, 11/15/13(b)	$130,000	$150,475
Sr. Sec. Notes, 10.38%, 05/15/14(b)	165,000	177,788
11.13%, 11/15/17(b)	165,000	182,737
Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	273,000	212,257
Sr. Unsec. Gtd. Unsub. Notes, 8.50%, 09/15/10	310,000	308,450
5.88%, 02/27/14	10,000	7,800
Pinnacle Entertainment, Inc., Sr. Notes, 8.63%, 08/01/17(b)	285,000	287,850
Seneca Gaming Corp.,
Sr. Unsec. Unsub. Global Notes, 7.25%, 05/01/12	160,000	150,000
Series B, Sr. Unsec. Global Notes, 7.25%, 05/01/12	95,000	89,063
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.68%, 02/01/14 (Acquired 05/04/09; Cost $64,125)(b)(d)	150,000	73,500
Sr. Sec. Notes, 9.13%, 02/01/15(b)	220,000	118,800
Wynn Las Vegas Capital LLC/Corp.,
Sr. Sec. Gtd. First Mortgage Global Notes, 6.63%, 12/01/14	60,000	56,850
6.63%, 12/01/14	65,000	62,075

		2,544,695

Coal & Consumable Fuels—0.10%

Arch Coal, Inc., Sr. Unsec. Gtd. Unsub. Notes, 8.75%, 08/01/16(b)	55,000	57,063

Commodity Chemicals—0.04%

Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	25,000	24,031

Computer Storage & Peripherals—0.10%

Seagate Technology International, Sr. Sec. Gtd. Notes, 10.00%, 05/01/14(b)	50,000	56,000

Construction & Engineering—0.76%

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 12/15/13	106,000	104,542
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	350,000	334,250

		438,792

Construction Materials—0.93%

Texas Industries, Inc.,
Sr. Unsec. Gtd. Unsub. Global Notes, 7.25%, 07/15/13	65,000	63,375
7.25%, 07/15/13	170,000	165,750
U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.38%, 04/01/14	475,000	311,125

		540,250

Construction, Farm Machinery & Heavy Trucks—0.81%

Case Corp., Sr. Unsec. Notes, 7.25%, 01/15/16	60,000	57,900
Terex Corp.,
Sr. Unsec. Global Notes, 10.88%, 06/01/16	95,000	104,500
Sr. Unsec. Gtd. Sub. Global Notes, 7.38%, 01/15/14	95,000	94,525
Titan International, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 01/15/12	220,000	214,500

		471,425

Consumer Finance—3.77%

Ford Motor Credit Co. LLC,
Sr. Unsec. Global Notes, 9.75%, 09/15/10	135,000	139,050
Sr. Unsec. Notes, 8.70%, 10/01/14	525,000	514,500
Sr. Unsec. Unsub. Global Notes, 7.50%, 08/01/12	155,000	149,575
7.00%, 10/01/13	155,000	146,475
Sr. Unsec. Unsub. Notes, 9.88%, 08/10/11	120,000	123,000
GMAC Inc.,
Sr. Unsec. Gtd. Notes, 7.50%, 12/31/13(b)	29,000	25,302
6.75%, 12/01/14(b)	294,000	254,310
8.00%, 11/01/31(b)	266,000	220,780
Sr. Unsec. Unsub. Global Notes, 6.88%, 09/15/11	620,000	589,000
Unsec. Sub. Notes, 8.00%, 12/31/18(b)	35,000	27,300

		2,189,292

Data Processing & Outsourced Services—1.86%

First Data Corp.,
Sr. Unsec. Gtd. Global Notes, 9.88%, 09/24/15	375,000	345,937
Sr. Unsec. Gtd. Unsub. Global Notes, 9.88%, 09/24/15	155,000	144,150
Lender Processing Services Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.13%, 07/01/16	95,000	99,038
Sungard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes, 9.13%, 08/15/13	386,000	395,650
Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 08/15/15	90,000	93,600

		1,078,375

See accompanying notes which are an integral part of this schedule.
AIM V.I. High Yield Fund

	Principal
	Amount	Value

Department Stores—0.37%

Macy’s Retail Holdings Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	$220,000	$216,700

Distillers & Vintners—0.19%

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	110,000	110,275

Diversified Metals & Mining—1.94%

FMG Finance Pty. Ltd. (Australia), Sr. Sec. Notes, 10.63%, 09/01/16(b)	370,000	411,625
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.25%, 04/01/15	120,000	127,740
Teck Resources Ltd. (Canada), Sr. Sec. Global Notes, 10.75%, 05/15/19	230,000	269,256
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Unsub. Notes, 9.50%, 07/18/18(b)	320,000	316,466

		1,125,087

Diversified Support Services—1.70%

Education Management LLC/ Education Management Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/14	105,000	111,563
Iron Mountain Inc., Sr. Unsec. Gtd. Sub. Notes, 6.63%, 01/01/16	165,000	160,875
Mobile Mini, Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 08/01/14	60,000	61,650
Travelport LLC,
Sr. Unsec. Gtd. Sub. Global Notes, 11.88%, 09/01/16	190,000	175,750
Sr. Unsec. Gtd. Unsub. Global Notes, 9.88%, 09/01/14	485,000	474,087

		983,925

Drug Retail—0.93%

General Nutrition Centers Inc., Sr. Unsec. Gtd. PIK Floating Rate Global Notes, 5.18%, 03/15/14(d)	275,000	244,750
Rite Aid Corp.,
Sr. Sec. Gtd. Notes, 10.38%, 07/15/16	190,000	188,575
Sr. Sec. Notes, 9.75%, 06/12/16(b)	100,000	108,250

		541,575

Electric Utilities—0.93%

Elwood Energy LLC, Sr. Sec. Global Notes, 8.16%, 07/05/26	134,276	119,506
LSP Energy L.P./LSP Batesville Funding Corp.-Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	110,826	97,763
Tenaska Alabama Partners L.P., Sr. Sec. Mortgage Notes, 7.00%, 06/30/21(b)	354,196	324,975

		542,244

Electronic Manufacturing Services—0.06%

Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	35,000	35,788

Environmental & Facilities Services—0.04%

Clean Harbors Inc., Sr. Sec. Notes, 7.63%, 08/15/16(b)	20,000	20,500

Food Retail—0.85%

American Stores Co., Sr. Unsec. Bonds, 8.00%, 06/01/26	285,000	257,212
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	205,000	184,500
SUPERVALU Inc., Sr. Unsec. Notes, 8.00%, 05/01/16	50,000	52,250

		493,962

Forest Products—0.16%

Weyerhaeuser Co., Sr. Unsec. Global Notes, 7.38%, 10/01/19	95,000	94,800

Gas Utilities—0.63%

Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec. Global Notes, 6.75%, 05/01/14	200,000	192,000
Ferrellgas Partners L.P., Sr. Notes, 9.13%, 10/01/17(b)	170,000	176,162

		368,162

General Merchandise Stores—0.23%

Susser Holdings LLC & Susser Finance Corp., Sr. Unsec. Gtd. Global Notes, 10.63%, 12/15/13	125,000	130,313

Health Care Equipment—0.46%

DJO Finance LLC/DJO Finance Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	260,000	266,500

Health Care Facilities—3.90%

Community Health Systems Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.88%, 07/15/15	405,000	417,150
See accompanying notes which are an integral part of this schedule.
AIM V.I. High Yield Fund

	Principal
	Amount	Value

Health Care Facilities—(continued)
HCA, Inc.,
Sr. Sec. Gtd. Global Notes, 9.13%, 11/15/14	$240,000	$247,800
9.25%, 11/15/16	220,000	227,150
Sr. Sec. Gtd. Notes, 7.88%, 02/15/20(b)	345,000	351,037
Sr. Sec. Gtd. PIK Global Notes, 9.63%, 11/15/16	100,000	103,750
Sr. Sec. Notes, 9.88%, 02/15/17(b)	130,000	139,100
8.50%, 04/15/19(b)	120,000	125,400
Sr. Unsec. Global Notes, 6.38%, 01/15/15	55,000	48,813
Sr. Unsec. Unsub. Notes, 7.19%, 11/15/15	130,000	120,900
Healthsouth Corp., Sr. Unsec. Gtd. Floating Rate Global Notes, 7.22%, 06/15/14(d)	105,000	102,900
Tenet Healthcare Corp., Sr. Unsec. Notes, 7.38%, 02/01/13	380,000	378,100

		2,262,100

Health Care Services—1.30%

Multiplan Inc., Sr. Unsec. Sub. Notes, 10.38%, 04/15/16(b)	285,000	276,450
Rural/Metro Corp., Sr. Gtd. Sub. Global Notes, 9.88%, 03/15/15	56,000	55,860
Universal Hospital Services Inc., Sr. Sec. PIK Global Notes, 8.50%, 06/01/15	190,000	187,625
Viant Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 10.13%, 07/15/17(b)	247,000	234,959

		754,894

Health Care Supplies—0.23%

Inverness Medical Innovations Inc., Sr. Sub. Notes, 9.00%, 05/15/16	135,000	134,831

Homebuilding—0.04%

TOUSA, Inc.,
Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/10(e)	60,000	6,900
9.00%, 07/01/10(e)	163,000	18,745

		25,645

Hotels, Resorts & Cruise Lines—1.37%

NCL Corp. Ltd., Sr. Unsec. Unsub. Global Notes, 10.63%, 07/15/14	258,000	245,948
Royal Caribbean Cruises Ltd.,
Sr. Unsec. Unsub. Global Notes, 6.88%, 12/01/13	160,000	151,000
Sr. Unsec. Unsub. Yankee Notes, 7.25%, 03/15/18	160,000	144,000
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.88%, 10/15/14	245,000	256,845

		797,793

Housewares & Specialties—0.43%

Yankee Acquisition Corp.-Series B, Sr. Gtd. Global Notes, 8.50%, 02/15/15	260,000	248,950

Independent Power Producers & Energy Traders—2.10%

AES Corp. (The),
Sr. Unsec. Notes, 9.75%, 04/15/16(b)	150,000	165,000
Sr. Unsec. Unsub. Global Notes, 8.00%, 10/15/17	65,000	66,138
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	308,857	294,187
Dynegy Holdings Inc., Sr. Unsec. Global Notes, 8.38%, 05/01/16	325,000	306,312
Intergen N.V. (Netherlands), Sr. Sec. Gtd. Bonds, 9.00%, 06/30/17(b)	50,000	52,000
NRG Energy, Inc.,
Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	190,000	185,250
Sr. Unsec. Gtd. Unsub. Notes, 7.38%, 01/15/17	155,000	151,125

		1,220,012

Industrial Conglomerates—0.32%

Aleris International Inc., Sr. Unsec. Gtd. PIK Global Notes, 9.00%, 12/15/14(e)	215,000	215
Indalex Holding Corp.-Series B, Sr. Sec. Gtd. Global Notes, 11.50%, 02/01/14(e)	230,000	3,450
RBS Global Inc./Rexnord LLC, Sr. Unsec. Gtd. Unsub. Global Notes, 9.50%, 08/01/14	185,000	180,375

		184,040

Industrial Machinery—0.11%

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 11/01/13	63,000	63,945

Integrated Oil & Gas—0.21%

Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec. Bonds, 5.89%, 06/15/19(b)	120,000	122,066

Integrated Telecommunication Services—2.52%

Frontier Communications Corp.,
Sr. Unsec Notes, 6.25%, 01/15/13	10,000	10,000
Sr. Unsec. Global Notes, 7.88%, 01/15/27	340,000	313,650
Hawaiian Telcom Communications Inc.-Series B, Sr. Unsec. Gtd. Unsub. Global Notes, 9.75%, 05/01/13(e)	360,000	7,200
See accompanying notes which are an integral part of this schedule.
AIM V.I. High Yield Fund

	Principal
	Amount	Value

Integrated Telecommunication Services—(continued)
Intelsat Jackson Holdings Ltd. (Bermuda), Sr. Unsec. Gtd. Global Notes, 11.25%, 06/15/16	$315,000	$340,200
Nordic Telephone Co. Holdings (Denmark), Sr. Sec. Bonds, 8.88%, 05/01/16(b)	240,000	251,100
Qwest Communications International Inc.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/11	120,000	121,050
Sr. Unsec. Gtd. Notes, 8.00%, 10/01/15(b)	85,000	84,787
Qwest Corp., Sr. Unsec. Unsub. Notes, 8.38%, 05/01/16(b)	60,000	61,875
Wind Acquisition Finance S.A. (Luxembourg), Sr. Notes, 11.75%, 07/15/17(b)	240,000	274,800

		1,464,662

Investment Banking & Brokerage—0.41%

E*Trade Financial Corp., Sr. Unsec. Unsub. Notes, 7.88%, 12/01/15	265,000	235,850

Leisure Facilities—0.10%

Speedway Motorsports Inc., Sr. Unsec. Notes, 8.75%, 06/01/16(b)	55,000	58,438

Life & Health Insurance—0.78%

MetLife Inc., Jr. Sub. Global Notes, 10.75%, 08/01/39	210,000	253,193
Pacific Life Insurance Co., Sub. Notes, 9.25%, 06/15/39(b)	105,000	117,696
Prudential Financial Inc. -Series D, Sr. Unsec. Unsub. Medium-Term Notes, 6.10%, 06/15/17	80,000	82,118

		453,007

Marine Ports & Services—0.17%

Novorossiysk Port Capital S.A. (Luxembourg), Sec. Loan Participation Euro Notes, 7.00%, 05/17/12	100,000	100,250

Movies & Entertainment—1.04%

AMC Entertainment Inc.,
Sr. Unsec. Global Notes, 8.75%, 06/01/19	35,000	36,356
Sr. Unsec. Sub. Global Notes, 8.00%, 03/01/14	375,000	363,750
Cinemark USA Inc., Sr. Gtd. Notes, 8.63%, 06/15/19(b)	95,000	98,800
Marquee Holdings Inc., Sr. Unsec. Global Notes, 12.00%, 08/15/14	125,000	104,375

		603,281

Multi-Line Insurance—0.74%

Hartford Financial Services Group Inc. (The), Sr. Unsec. Global Notes, 5.95%, 10/15/36	$35,000	$27,756
Liberty Mutual Group Inc.,
Sr. Unsec. Bonds, 7.50%, 08/15/36(b)	95,000	79,461
Sr. Unsec. Notes, 6.70%, 08/15/16(b)	70,000	64,514
Nationwide Mutual Insurance Co., Notes, 9.38%, 08/15/39(b)	240,000	256,921

		428,652

Multi-Sector Holdings—0.32%

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.50%, 11/01/13	195,000	184,519

Office Services & Supplies—0.28%

ACCO Brands Corp.,
Sr. Sec. Gtd. Notes, 10.63%, 03/15/15(b)	50,000	52,813
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 08/15/15	130,000	108,550

		161,363

Oil & Gas Equipment & Services—0.12%

Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	70,000	67,025

Oil & Gas Exploration & Production—6.69%

Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp., Sr. Unsec. Gtd. Notes, 12.13%, 08/01/17	105,000	113,925
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes, 8.50%, 12/01/15	140,000	114,100
8.88%, 02/01/17	305,000	248,575
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.38%, 06/15/15	419,000	392,812
6.88%, 11/15/20	100,000	90,000
Sr. Unsec. Gtd. Notes, 9.50%, 02/15/15	90,000	95,063
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	225,000	210,938
Concho Resources Inc., Sr. Unsec. Gtd. Notes, 8.63%, 10/01/17	25,000	25,688
Continental Resources Inc., Sr. Unsec. Notes, 8.25%, 10/01/19(b)	50,000	51,563
Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	575,000	370,875
Denbury Resources Inc., Sr. Gtd. Sub. Notes, 9.75%, 03/01/16	175,000	186,375
Encore Acquisition Co., Sr. Unsec. Gtd. Sub. Global Notes, 6.00%, 07/15/15	295,000	268,450
See accompanying notes which are an integral part of this schedule.
AIM V.I. High Yield Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production—(continued)
Forest Oil Corp.,
Sr. Notes, 8.50%, 02/15/14(b)	$110,000	$111,650
Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	40,000	37,700
Gaz Capital S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 8.15%, 04/11/18(b)	250,000	265,347
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	265,000	269,637
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	40,000	40,050
Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Notes, 7.75%, 06/15/15	250,000	250,000
7.63%, 06/01/18	185,000	183,150
Quicksilver Resources Inc., Sr. Unsec. Notes, 11.75%, 01/01/16	80,000	88,100
Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Notes, 7.50%, 05/15/16	20,000	20,200
7.50%, 10/01/17	315,000	315,787
SandRidge Energy, Inc., Sr. Unsec. Gtd. Unsub. Notes, 8.00%, 06/01/18(b)	140,000	136,850

		3,886,835

Oil & Gas Refining & Marketing—0.76%

Tesoro Corp.,
Sr. Unsec. Gtd. Bonds, 9.75%, 06/01/19	120,000	126,300
Sr. Unsec. Gtd. Unsub. Global Bonds, 6.50%, 06/01/17	45,000	41,175
United Refining Co., -Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	315,000	272,869

		440,344

Oil & Gas Storage & Transportation—1.96%

Copano Energy LLC/ Capano Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/16	200,000	195,500
Inergy L.P./Inergy Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 8.25%, 03/01/16	60,000	60,600
Sr. Unsec. Gtd. Notes, 8.75%, 03/01/15(b)	135,000	139,725
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.-Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	370,000	370,000
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/15/13	255,000	260,100
Williams Partners L.P./Williams Partners Finance Corp., Sr. Unsec. Global Notes, 7.25%, 02/01/17	115,000	112,987

		1,138,912

Other Diversified Financial Services—2.02%

Arcos Dorados B.V. (Argentina), Sr. Unsec. Gtd. Notes, 7.50%, 10/01/19(b)	$145,000	$144,812
BankAmerica Capital II-Series 2, Jr. Unsec. Gtd. Sub. Trust Pfd. Capital Securities, 8.00%, 12/15/26	120,000	114,900
CenterCredit International B.V. (Netherlands), Unsec. Gtd. Unsub. Bonds, 8.63%, 01/30/14 (Acquired 09/18/09; Cost $87,250)(b)	100,000	89,250
Citigroup Inc.,
Sr. Unsec. Notes, 8.13%, 07/15/39	50,000	56,278
Unsec. Sub. Global Notes, 5.00%, 09/15/14	180,000	172,064
Merrill Lynch & Co. Inc., Unsec. Sub. Global Notes, 6.11%, 01/29/37	630,000	597,935

		1,175,239

Packaged Foods & Meats—1.56%

Chiquita Brands International, Inc.,
Sr. Unsec. Unsub. Global Notes, 7.50%, 11/01/14	60,000	60,075
8.88%, 12/01/15	60,000	61,725
Del Monte Corp.,
Sr. Sub. Notes, 7.50%, 10/15/19(b)	30,000	30,225
Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 12/15/12	10,000	10,200
Dole Food Co. Inc.,
Sr. Sec. Notes, 8.00%, 10/01/16(b)	60,000	60,150
Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/10	287,000	287,359
Sr. Unsec. Notes, 13.88%, 03/15/14(b)	95,000	112,575
Tyson Foods Inc., Sr. Unsec. Unsub. Global Notes, 10.50%, 03/01/14	250,000	285,581

		907,890

Paper Packaging—0.27%

Graham Packaging Co. L.P./GPC Capital Corp. I, Sr. Unsec. Gtd. Sub. Global Notes, 9.88%, 10/15/14	130,000	134,550
Sealed Air Corp., Sr. Notes, 7.88%, 06/15/17(b)	20,000	21,271

		155,821

Paper Products—2.75%

Abitibi-Consolidated Co. of Canada (Canada), Sr. Sec. Gtd. Notes, 13.75%, 04/01/11(b)(e)	140,000	139,300
Domtar Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/01/13	125,000	121,406
See accompanying notes which are an integral part of this schedule.
AIM V.I. High Yield Fund

	Principal
	Amount	Value

Paper Products—(continued)
Exopack Holding Corp., Sr. Unsec. Gtd. Global Notes, 11.25%, 02/01/14	$210,000	$210,525
Georgia-Pacific LLC, Sr. Unsec. Gtd. Notes, 7.00%, 01/15/15(b)	90,000	88,875
International Paper Co., Sr. Unsec. Unsub. Global Bonds, 7.50%, 08/15/21	30,000	31,921
Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	537,000	378,585
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	179,000	141,858
NewPage Corp., Sr. Sec. Notes, 11.38%, 12/31/14(b)	35,000	34,475
PE Paper Escrow GmbH (Austria), Sr. Sec. Notes, 12.00%, 08/01/14(b)	100,000	107,843
Verso Paper Holdings LLC/Verso Paper Inc.,
Series B, Sr. Sec. Gtd. Global Notes, 9.13%, 08/01/14	175,000	132,125
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 11.38%, 08/01/16	350,000	208,250

		1,595,163

Personal Products—0.44%

NBTY, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/01/15	259,000	253,173

Pharmaceuticals—0.91%

Elan Corp. PLC, Sr. Gtd. Notes, 8.75%, 10/15/16(b)	105,000	104,899
Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 7.75%, 11/15/11	416,000	424,320

		529,219

Property & Casualty Insurance—0.54%

Crum & Forster Holdings Corp., Sr. Unsec. Unsub. Global Notes, 7.75%, 05/01/17	335,000	311,550

Publishing—2.03%

Dex Media Inc., Sr. Unsec. Disc. Global Notes, 9.00%, 11/15/13(e)	318,000	58,830
Dex Media West LLC/Dex Media West Finance Co.-Series B, Sr. Unsec. Sub. Global Notes, 9.88%, 08/15/13(e)	300,000	55,500
Gannett Co. Inc.,
Sr. Notes, 9.38%, 11/15/17(b)	45,000	44,325
Sr. Unsec. Gtd. Notes, 8.75%, 11/15/14(b)	90,000	88,537
MediMedia USA Inc., Sr. Sub. Notes, 11.38%, 11/15/14(b)	30,000	19,913
Nielsen Finance LLC/Nielsen Finance Co.,
Sr. Global Notes, 11.63%, 02/01/14	85,000	92,012
Sr. Unsec. Gtd. Global Notes, 11.50%, 05/01/16	125,000	134,219
Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(c)	845,000	680,225
Reader’s Digest Association Inc. (The), Sr. Unsec. Gtd. Sub. Global Notes, 9.00%, 02/15/17(e)	210,000	5,775

		1,179,336

Regional Banks—0.31%

Zions Bancorporation, Sr. Notes, 7.75%, 09/23/14	200,000	179,423

Security & Alarm Services—0.26%

Geo Group, Inc. (The), Sr. Unsec. Global Notes, 8.25%, 07/15/13	150,000	152,250

Semiconductor Equipment—0.04%

Amkor Technology Inc., Sr. Unsec. Gtd. Notes, 9.25%, 06/01/16	20,000	20,700

Semiconductors—4.19%

Avago Technologies Finance Pte./Avago Technologies U.S./ Avago Technologies Wireless (Singapore)
Sr. Unsec. Gtd. Global Notes, 10.13%, 12/01/13	507,000	539,321
Sr. Unsec. Gtd. Sub. Global Notes, 11.88%, 12/01/15	120,000	131,550
Freescale Semiconductor Inc.,
Sr. Unsec. Gtd. Notes, 8.88%, 12/15/14	425,000	325,125
Sr. Unsec. Gtd. Sub. Notes, 10.13%, 12/15/16	290,000	197,200
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (South Korea), Sr. Sec. Gtd. Global Notes, 6.88%, 12/15/11(e)	360,000	9,000
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 7.88%, 10/15/14	309,000	244,883
Spansion Inc., Sr. Sec. Floating Rate Notes, 3.79%, 06/01/13(b)(d)	440,000	447,700
Viasystems Inc., Sr. Unsec. Gtd. Global Notes, 10.50%, 01/15/11	545,000	540,231

		2,435,010

Specialty Chemicals—1.51%

Huntsman International LLC,
Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 11/15/14	220,000	205,700
7.38%, 01/01/15	205,000	186,037
See accompanying notes which are an integral part of this schedule.
AIM V.I. High Yield Fund

		Principal
		Amount	Value

Specialty Chemicals—(continued)
JohnsonDiversey Holdings Inc., -Series B, Sr. Unsec. Sub. Global Notes, 10.67%, 05/15/13		$75,000	$72,375
Nalco Co., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/15/11		2,862	2,891
NewMarket Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 7.13%, 12/15/16		150,000	143,625
PolyOne Corp., Sr. Unsec. Notes, 8.88%, 05/01/12		65,000	65,650
Polypore Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.75%, 05/15/12		205,000	201,925

			878,203

Specialty Properties—0.41%

Ventas Realty L.P./Ventas Capital Corp.-Series 1, Sr. Unsec. Gtd. Global Notes, 6.50%, 06/01/16		245,000	240,100

Specialty Stores—1.29%

Michaels Stores, Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 10.00%, 11/01/14		340,000	335,750
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/15/14		395,000	413,269

			749,019

Steel—0.86%

Metals USA, Inc., Sr. Sec. Gtd. Global Notes, 11.13%, 12/01/15		185,000	178,987
Steel Dynamics Inc.,
Sr. Unsec. Gtd. Unsub. Global Notes, 7.38%, 11/01/12		185,000	187,775
Sr. Unsec. Unsub. Notes, 8.25%, 04/15/16(b)		130,000	132,275

			499,037

Textiles—0.37%

Invista, Sr. Unsec. Unsub. Notes, 9.25%, 05/01/12(b)		215,000	217,150

Tires & Rubber—1.52%

Cooper Tire & Rubber Co.,
Sr. Unsec. Unsub. Notes, 8.00%, 12/15/19		245,000	229,687
7.63%, 03/15/27		370,000	298,775
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Unsub. Global Notes, 9.00%, 07/01/15		340,000	356,150

			884,612

Trading Companies & Distributors—0.66%

Ashtead Capital Inc., Sr. Sec. Gtd. Notes, 9.00%, 08/15/16(b)		150,000	144,000
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16		230,000	216,200
United Rentals North America, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 11/15/13		25,000	22,937

			383,137

Trucking—0.58%

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 8.88%, 01/01/14		$335,000	$338,350

Wireless Telecommunication Services—4.47%

CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec. Notes, 7.75%, 05/01/17(b)		60,000	62,700
Cricket Communications, Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 10.00%, 07/15/15		70,000	73,150
Crown Castle International Corp., Sr. Unsec. Notes, 9.00%, 01/15/15		175,000	185,063
Digicel Group Ltd. (Bermuda)
Sr. Unsec. Notes, 12.00%, 04/01/14(b)		110,000	123,750
8.88%, 01/15/15(b)		270,000	252,112
iPCS Inc., Sr. Sec. Gtd. Floating Rate First Lien Global Notes, 2.61%, 05/01/13(d)		260,000	223,600
MetroPCS Wireless Inc.,
Sr. Unsec. Global Notes, 9.25%, 11/01/14		95,000	97,613
Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14		100,000	102,750
SBA Telecommunications Inc.,
Sr. Gtd. Notes, 8.00%, 08/15/16(b)		40,000	41,200
8.25%, 08/15/19(b)		125,000	129,375
Sprint Capital Corp.,
Sr. Unsec. Gtd. Global Notes, 8.38%, 03/15/12		145,000	150,800
Sr. Unsec. Gtd. Unsub. Global Notes, 7.63%, 01/30/11		240,000	246,600
6.88%, 11/15/28		550,000	464,750
Sprint Nextel Corp., Sr. Notes, 8.38%, 08/15/17		110,000	110,000
VIP Finance Ireland Ltd. (Ireland), Sec. Loan Participation Notes, 8.38%, 04/30/13(b)		315,000	332,702

			2,596,165

Total U.S. Dollar Denominated Bonds & Notes (Cost $51,641,424)			53,027,887

Non-U.S. Dollar Denominated Bonds & Notes—2.51%(f)

Bermuda—0.30%

Central European Media Enterprises Ltd., Sr. Notes, 11.63%, 09/15/16 (Acquired 09/23/09; Cost $174,860)(b)	EUR	115,000	172,915

France—0.52%

Tereos Europe, Sr. Gtd. Bonds, 6.38%, 04/15/14(b)	EUR	215,000	300,466
See accompanying notes which are an integral part of this schedule.
AIM V.I. High Yield Fund

		Principal
		Amount	Value

Greece—0.26%

Yioula Glassworks S.A., Sr. Unsec. Gtd. Notes, 9.00%, 12/01/15(b)	EUR	200,000	$153,654

Ireland—0.14%

Ardagh Glass Finance PLC-REGS, Sr. Sec. Unsub. Medium-Term Euro Notes, 9.25%, 07/01/16(b)	EUR	50,000	79,754

Luxembourg—0.46%

Hellas Telecommunications, Sr. Sec. Gtd. Floating Rate Bonds, 4.50%, 10/15/12(b)(d)	EUR	100,000	128,777
Lecta S.A., Sr. Sec. Gtd. Floating Rate Notes, 3.50%, 02/15/14(b)(d)	EUR	120,000	141,361

			270,138

Netherlands—0.45%

Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 6.65%, 05/01/15(b)(d)	EUR	240,000	259,017

United States—0.38%

Levi Strauss & Co., Sr. Unsec. Unsub. Global Notes, 8.63%, 04/01/13	EUR	150,000	221,701

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,128,283)			1,457,645

Bundled Securities—0.68%

Investment Banking & Brokerage—0.68%

Targeted Return Index Securities Trust -Series HY 2006-1, Sec. Bonds, 7.12%, 05/01/16 (Acquired 08/15/08; Cost $387,450) (Cost $389,925)(b)(d)		$410,000	396,973

	Shares
Preferred Stocks—0.55%

Investment Banking & Brokerage—0.20%

Preferred Blocker Inc., 7.00% -Pfd. (Acquired 12/31/08-09/15/09; Cost $59,966)(b)	195	113,411

Packaged Foods & Meats—0.35%

Heinz (H.J.) Finance Co. -Series B, 8.00% -Pfd.(b)	2	206,062

Total Preferred Stocks (Cost $259,966)		319,473

Common Stocks & Other Equity Interests—0.25%

Broadcasting—0.15%

Adelphia Communications Corp., Sr. Notes, 10.88%, 10/01/10(g)	—	$6,560
Adelphia Recovery Trust -Series ACC-1 (g)	318,570	6,371
Adelphia Recovery Trust -Series ARAHOVA (g)	109,170	14,192
Sirius XM Radio Inc. -Wts., expiring 03/15/10(h)	182	33
Virgin Media Inc.	4,129	57,476

		84,632

Integrated Telecommunication Services—0.00%

XO Holdings Inc. (i)	33	23
XO Holdings Inc. -Series A -Wts., expiring 01/16/10(h)	1,533	15
XO Holdings Inc. -Series B -Wts., expiring 01/16/10(h)	1,148	1
XO Holdings Inc. -Series C -Wts., expiring 01/16/10(h)	1,148	0

		39

Wireless Telecommunication Services—0.10%

iPCS, Inc. (i)	3,489	60,708

Total Common Stocks & Other Equity Interests (Cost $270,827)		145,379

	Principal
	Amount
Senior Secured Floating Rate Interest Loans—0.13%

Airlines—0.13%

Evergreen International Aviation, Inc., Sr. Gtd. First Lien Term Loan (Cost $95,481)(d)	$95,481	73,878

	Shares
Money Market Funds—2.81%

Liquid Assets Portfolio-Institutional Class (j)	815,170	815,170
Premier Portfolio-Institutional Class (j)	815,170	815,170

Total Money Market Funds (Cost $1,630,340)		1,630,340

TOTAL INVESTMENTS-98.25% (Cost $55,416,246)		57,051,575

OTHER ASSETS LESS LIABILITIES-1.75%		1,015,816

NET ASSETS-100.00%		$58,067,391

See accompanying notes which are an integral part of this schedule.
AIM V.I. High Yield Fund

Investment Abbreviations:

Ctfs.	— Certificates
Disc.	— Discounted
EUR	— Euro
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
PIK	— Payment in Kind
REGS	— Regulation S
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2009 was $14,266,238 which represented 24.57% of the Fund’s Net Assets.

(c)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2009.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2009 was $508,140 which represented 0.88% of the Fund’s Net Assets

(f)	Foreign denominated security. Principal amount is denominated in currency indicated.

(g)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(h)	Non-income producing security acquired as part of a unit with or in exchange for other securities or acquired through a corporate action.

(i)	Non-income producing security.

(j)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
AIM V.I. High Yield Fund

A.	Security Valuations — (continued)
of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
AIM V.I. High Yield Fund

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

H.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An
AIM V.I. High Yield Fund

H.	Swap Agreements — (continued)
implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
AIM V.I. High Yield Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,769,159	$319,473	$6,560	$2,095,192
Corporate Debt Securities	—	54,710,435	245,948	54,956,383
				57,051,575
Other Investments*	—	(25,806)	—	(25,806)

Total Investments	$1,769,159	$55,004,102	$252,508	$57,025,769

*	Other Investments includes foreign currency contracts and swap agreements, which are included at unrealized appreciation (depreciation).
AIM V.I. High Yield Fund

NOTE 3 — Derivative Investments
Foreign Currency Contracts at Period-End
Open Foreign Currency Contracts

						Unrealized
Settlement	Contract to					Appreciation
Date	Deliver		Receive		Value	(Depreciation)
11/20/09	EUR	935,000	USD	1,341,441	$1,368,221	$(26,780)
Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar
Credit Default Swap Agreements at Period-End
Open Credit Default Swap Agreements

								Market
						Implied	Notional	Value
		Buy/Sell	(Pay)/Receive		Expiration	Credit	Amount	Unrealized
Reference Entity	Counterparty	Protection	Fixed Rate		Date	Spread (a)	(000)	Appreciation
General Electric Capital	Bank of
Corporation	America, N.A.	Sell	5.00	%(b)	12/20/09	1.28%	$325	$974

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)	Unamortized discount at period-end of $1,771.
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $55,350,338 and $46,668,551 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,956,483
Aggregate unrealized (depreciation) of investment securities	(3,713,763)

Net unrealized appreciation of investment securities	$1,242,720

Cost of investments for tax purposes is $55,808,855.
AIM V.I. High Yield Fund

AIM V.I. International Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VIIGR-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—91.06%

Australia—5.88%

BHP Billiton Ltd.	1,061,800	$35,100,741
Cochlear Ltd.	448,887	26,447,331
CSL Ltd.	658,581	19,393,662
QBE Insurance Group Ltd.	1,001,386	21,189,717
Woolworths Ltd.	398,166	10,262,776

		112,394,227

Belgium—2.53%

Anheuser-Busch InBev N.V.	1,060,547	48,494,926

Canada—5.00%

Bombardier Inc. -Class B	2,112,566	9,770,675
Canadian National Railway Co.	294,032	14,401,267
Canadian Natural Resources Ltd.	258,099	17,363,125
EnCana Corp.	237,083	13,667,676
Suncor Energy, Inc.	602,230	20,853,400
Talisman Energy Inc.	1,134,908	19,638,609

		95,694,752

Denmark—1.81%

Novo Nordisk A.S. -Class B	550,006	34,546,108

Finland—0.51%

Nokia Corp.	661,729	9,686,357

France—5.32%

Axa S.A.	716,739	19,403,805
BNP Paribas	343,769	27,467,144
BNP Paribas -Rts. (a)	343,769	744,531
Cap Gemini S.A.	183,730	9,624,022
Danone S.A.	226,478	13,701,244
Total S.A.	517,552	30,811,104

		101,751,850

Germany—6.49%

Adidas AG	181,801	9,622,744
Bayer AG	571,184	39,577,665
Deutsche Boerse AG	104,301	8,524,439
Merck KGaA	290,794	28,915,390
Puma AG Rudolf Dassler Sport	84,680	28,120,751
SAP AG	190,516	9,278,311

		124,039,300

Hong Kong—3.06%

Esprit Holdings Ltd.	2,053,100	13,775,550
Hutchison Whampoa Ltd.	3,792,000	27,211,774
Li & Fung Ltd.	4,372,000	17,524,062

		58,511,386

India—2.60%

Bharat Heavy Electricals Ltd.	261,807	12,673,235
Infosys Technologies Ltd.	774,779	37,084,928

		49,758,163

Ireland—0.66%

CRH PLC	454,344	12,569,431

Israel—2.81%

Teva Pharmaceutical Industries Ltd. -ADR	1,063,620	53,776,627

Italy—3.32%

Eni S.p.A.	1,148,882	28,764,903
Finmeccanica S.p.A.	1,963,095	34,734,661

		63,499,564

Japan—5.84%

Denso Corp.	471,500	13,707,218
Fanuc Ltd.	205,100	18,328,174
Hoya Corp.	806,300	18,915,751
Keyence Corp.	87,000	18,502,204
Nidec Corp.	342,500	27,776,395
Toyota Motor Corp.	366,100	14,411,061

		111,640,803

Mexico—2.94%

America Movil S.A.B de C.V. -Series L -ADR	813,846	35,670,870
Grupo Televisa S.A. -ADR	1,108,401	20,605,175

		56,276,045

Netherlands—3.53%

Koninklijke (Royal) KPN N.V.	1,543,804	25,607,538
Koninklijke Ahold N.V.	1,183,084	14,231,201
TNT N.V.	693,825	18,653,177
Unilever N.V.	314,760	9,086,335

		67,578,251

Norway—0.50%

Petroleum Geo-Services A.S.A. (a)	978,563	9,588,417

Philippines—1.45%

Philippine Long Distance Telephone Co.	542,040	27,695,680

Singapore—3.74%

Keppel Corp. Ltd.	4,650,000	26,561,490
Singapore Technologies Engineering Ltd.	8,171,000	15,889,278
United Overseas Bank Ltd.	2,457,000	29,061,255

		71,512,023

South Korea—0.49%

Hyundai Mobis	66,649	9,324,177
See accompanying notes which are an integral part of this schedule.
AIM V.I. International Growth Fund

	Shares	Value

Spain—1.30%

Telefonica S.A.	898,394	$24,788,345

Switzerland—8.28%

Nestle S.A.	997,836	42,563,873
Roche Holding AG	339,704	54,985,689
Sonova Holding AG	315,199	31,818,812
Syngenta AG	126,497	29,061,476

		158,429,850

Taiwan—1.12%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	1,960,253	21,484,373

Turkey—0.71%

Akbank T.A.S.	2,337,639	13,625,114

United Kingdom—21.17%

BAE Systems PLC	2,989,532	16,685,993
BG Group PLC	1,329,425	23,139,490
British American Tobacco PLC	692,050	21,752,668
Cadbury PLC	903,573	11,597,207
Capita Group PLC	1,255,917	14,503,519
Compass Group PLC	5,104,163	31,226,445
Imperial Tobacco Group PLC	1,577,835	45,596,826
Informa PLC	3,369,985	16,988,032
International Power PLC	5,993,326	27,684,733
Reckitt Benckiser Group PLC	911,889	44,571,173
Reed Elsevier PLC	2,371,439	17,750,505
Shire PLC	2,309,032	40,112,020
Smith & Nephew PLC	1,015,833	9,100,653
Tesco PLC	4,973,309	31,826,920
Vodafone Group PLC	15,527,329	34,854,424
WPP PLC	2,033,958	17,457,854
		404,848,462

Total Common Stocks & Other Equity Interests (Cost $1,550,981,128)		1,741,514,231

Preferred Stocks—0.95%

Brazil—0.95%

Petroleo Brasileiro S.A. -ADR -Pfd. (Cost $12,211,587)	463,615	18,224,706

Money Market Funds—7.19%

Liquid Assets Portfolio-Institutional Class (b)	68,741,439	68,741,439
Premier Portfolio-Institutional Class (b)	68,741,439	68,741,439

Total Money Market Funds (Cost $137,482,878)		137,482,878

TOTAL INVESTMENTS-99.20% (Cost $1,700,675,593)		1,897,221,815

OTHER ASSETS LESS LIABILITIES-0.80%		15,275,022

NET ASSETS-100.00%		$1,912,496,837

Investment Abbreviations:
ADR — American Depositary Receipt
Pfd. — Preferred
Rts. — Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
AIM V.I. International Growth Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks
AIM V.I. International Growth Fund

E.	Foreign Currency Contracts — (continued)
associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
            The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$10,262,776	$102,131,451	$—	$112,394,227
Belgium	48,494,926	—	—	48,494,926
Brazil	18,224,706	—	—	18,224,706
Canada	95,694,752	—	—	95,694,752
Denmark	—	34,546,108	—	34,546,108
Finland	9,686,357	—	—	9,686,357
France	54,880,901	46,870,949	—	101,751,850
Germany	85,845,599	38,193,701	—	124,039,300
Hong Kong	—	58,511,386	—	58,511,386
India	—	49,758,163	—	49,758,163
Ireland	12,569,431	—	—	12,569,431
Israel	53,776,627	—	—	53,776,627
Italy	63,499,564	—	—	63,499,564
Japan	—	111,640,803	—	111,640,803
Mexico	56,276,045	—	—	56,276,045
Netherlands	41,970,713	25,607,538	—	67,578,251
Norway	—	9,588,417	—	9,588,417
Philippines	—	27,695,680	—	27,695,680
Singapore	29,061,255	42,450,768	—	71,512,023
South Korea	—	9,324,177	—	9,324,177
Spain	24,788,345	—	—	24,788,345
Switzerland	158,429,850	—	—	158,429,850
Taiwan	21,484,373	—	—	21,484,373
Turkey	13,625,114	—	—	13,625,114
United Kingdom	296,712,479	108,135,983	—	404,848,462
United States	137,482,878	—	—	137,482,878

Total Investments	$1,207,159,153	$664,455,124	$—	$1,897,221,815

AIM V.I. International Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $611,848,056 and $273,133,868, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$222,061,471
Aggregate unrealized (depreciation) of investment securities	(42,595,670)

Net unrealized appreciation of investment securities	$179,465,801

Cost of investments for tax purposes is $1,717,756,014.
AIM V.I. International Growth Fund

AIM V.I. Large Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VILCG-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments(a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.51%

Aerospace & Defense—2.17%

Goodrich Corp.	13,144	$714,245
United Technologies Corp.	12,077	735,852

		1,450,097

Apparel Retail—4.03%

Gap, Inc. (The)	35,876	767,746
Limited Brands, Inc.	50,456	857,247
Ross Stores, Inc.	22,337	1,067,039

		2,692,032

Asset Management & Custody Banks—1.15%

BlackRock, Inc.	3,556	771,012

Automotive Retail—1.97%

AutoZone, Inc. (b)	9,010	1,317,442

Biotechnology—4.72%

Amgen Inc. (b)	33,567	2,021,740
Gilead Sciences, Inc. (b)	24,403	1,136,692

		3,158,432

Communications Equipment—1.95%

Cisco Systems, Inc. (b)	55,314	1,302,092

Computer Hardware—12.77%

Apple Inc. (b)	19,330	3,583,202
Hewlett -Packard Co.	68,803	3,248,190
International Business Machines Corp.	14,255	1,705,040

		8,536,432

Computer Storage & Peripherals—3.67%

EMC Corp. (b)	85,959	1,464,741
Western Digital Corp. (b)	27,122	990,767

		2,455,508

Construction & Engineering—3.11%

Fluor Corp.	24,561	1,248,927
URS Corp. (b)	19,081	832,885

		2,081,812

Construction, Farm Machinery & Heavy Trucks—0.98%

Joy Global Inc.	13,374	654,524

Data Processing & Outsourced Services—1.08%

MasterCard, Inc. -Class A	3,579	723,495

Department Stores—2.79%

J.C. Penney Co., Inc.	33,469	1,129,579
Kohl’s Corp. (b)	12,944	738,455

		1,868,034

Diversified Metals & Mining—4.02%

BHP Billiton Ltd. -ADR (Australia)	40,706	2,687,003

Education Services—2.10%

Apollo Group, Inc. -Class A (b)	19,082	1,405,771

Electronic Manufacturing Services—1.03%

Flextronics International Ltd. (Singapore)(b)	91,930	685,798

Fertilizers & Agricultural Chemicals—1.59%

Syngenta AG (Switzerland)	4,614	1,060,022

General Merchandise Stores—2.11%

Dollar Tree, Inc. (b)	14,391	700,554
Target Corp.	15,187	708,929

		1,409,483

Health Care Distributors—1.05%

McKesson Corp.	11,785	701,797

Health Care Services—3.50%

Express Scripts, Inc. (b)	10,388	805,901
Medco Health Solutions, Inc. (b)	17,417	963,334
Quest Diagnostics Inc.	10,898	568,767

		2,338,002

Heavy Electrical Equipment—1.40%

ABB Ltd. (Switzerland)(b)	46,526	933,764

Home Entertainment Software—1.29%

Shanda Interactive Entertainment Ltd. -ADR (China)(b)(c)	16,893	864,922

Home Improvement Retail—2.48%

Home Depot, Inc. (The)	25,589	681,691
Sherwin -Williams Co. (The)	16,200	974,592

		1,656,283

Integrated Oil & Gas—3.30%

Occidental Petroleum Corp.	28,117	2,204,373

Internet Software & Services—2.99%

Google Inc. -Class A (b)	2,261	1,121,117
NetEase.com Inc. -ADR (China)(b)	19,234	878,609

		1,999,726

See accompanying notes which are an integral part of this schedule.
AIM V.I. Large Cap Growth Fund

	Shares	Value

Investment Banking & Brokerage—3.47%

Goldman Sachs Group, Inc. (The)	8,949	$1,649,748
TD Ameritrade Holding Corp. (b)	34,265	672,279

		2,322,027

IT Consulting & Other Services—3.18%

Accenture PLC -Class A (Ireland)	37,053	1,380,965
Cognizant Technology Solutions Corp. -Class A (b)	19,227	743,316

		2,124,281

Life & Health Insurance—1.28%

Unum Group	39,806	853,441

Managed Health Care—2.32%

UnitedHealth Group Inc.	31,235	782,124
WellPoint Inc. (b)	16,225	768,416

		1,550,540

Oil & Gas Drilling—2.15%

Diamond Offshore Drilling, Inc.	7,249	692,425
ENSCO International Inc.	17,439	741,855

		1,434,280

Oil & Gas Equipment & Services—1.33%

National Oilwell Varco Inc. (b)	20,619	889,297

Pharmaceuticals—2.17%

Abbott Laboratories	11,737	580,629
Johnson & Johnson	14,329	872,493

		1,453,122

Property & Casualty Insurance—1.17%

Chubb Corp. (The)	15,465	779,591

Railroads—1.97%

Norfolk Southern Corp.	14,003	603,670
Union Pacific Corp.	12,252	714,904

		1,318,574

Restaurants—0.74%

Darden Restaurants, Inc.	14,419	492,120

Semiconductors—4.84%

Marvell Technology Group Ltd. (b)	57,618	932,835
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR (Taiwan)	60,695	665,217
Texas Instruments Inc.	39,640	939,072
Xilinx, Inc.	29,804	698,010

		3,235,134

Systems Software—6.78%

BMC Software, Inc. (b)	40,546	1,521,691
Microsoft Corp.	40,271	1,042,616
Oracle Corp.	94,594	1,971,339

		4,535,646

Wireless Telecommunication Services—0.86%

America Movil S.A.B de C.V. -Series L -ADR (Mexico)	13,107	$574,480
Total Common Stocks & Other Equity Interests (Cost $57,334,039)		66,520,389

Money Market Funds—0.63%

Liquid Assets Portfolio -Institutional Class (d)	209,095	209,095
Premier Portfolio -Institutional Class (d)	209,095	209,095

Total Money Market Funds (Cost $418,190)		418,190

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.14% (Cost $57,752,229)		66,938,579

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.98%

Liquid Assets Portfolio -Institutional Class (Cost $658,350)(d)(e)	658,350	658,350

TOTAL INVESTMENTS—101.12% (Cost $58,410,579)		67,596,929

OTHER ASSETS LESS LIABILITIES—(1.12)%		(751,648)

NET ASSETS—100.00%		$66,845,281

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2009.

(d)	The money market fund and the Fund are affiliated by having the same investment advisor.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Large Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
AIM V.I. Large Cap Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
AIM V.I. Large Cap Growth Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$67,596,929	$—	$—	$67,596,929

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $30,124,602 and $35,040,948, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,640,628

Aggregate unrealized (depreciation) of investment securities	(2,433,496)

Net unrealized appreciation of investment securities	$8,207,132

Cost of investments for tax purposes is $59,389,797.
AIM V.I. Large Cap Growth Fund

AIM V.I. Leisure Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	I-VILEI-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments(a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks—97.46%

Advertising—6.71%

Interpublic Group of Cos., Inc. (The) (b)	71,712	$539,274
Omnicom Group Inc.	21,819	805,994

		1,345,268

Apparel Retail—3.68%

Abercrombie & Fitch Co. -Class A (c)	9,851	323,901
Hot Topic, Inc. (b)	29,890	223,876
TJX Cos., Inc. (The)	5,121	190,245

		738,022

Apparel, Accessories & Luxury Goods—8.68%

Carter’s, Inc. (b)	11,080	295,836
Coach, Inc.	14,298	470,690
Hanesbrands, Inc. (b)(c)	18,781	401,913
Polo Ralph Lauren Corp.	7,475	572,735

		1,741,174

Brewers—5.50%

Anheuser Busch InBev N.V. (Belgium)	12,992	594,077
Heineken N.V. (Netherlands)	11,048	509,351

		1,103,428

Cable & Satellite—7.05%

Comcast Corp. -Class A	52,510	886,894
Scripps Networks Interactive, Inc. -Class A	14,263	527,018

		1,413,912

Casinos & Gaming—7.42%

International Game Technology	31,576	678,252
Penn National Gaming, Inc. (b)	11,744	324,839
WMS Industries Inc. (b)	10,887	485,125

		1,488,216

Computer & Electronics Retail—1.95%

Best Buy Co., Inc.	10,434	391,484

Consumer Electronics—1.07%

Harman International Industries, Inc.	6,345	214,969

Department Stores—3.96%

Kohl’s Corp. (b)	7,482	426,848
Nordstrom, Inc.	12,022	367,152

		794,000

Food Retail—2.05%

Woolworths Ltd. (Australia)	15,924	410,443

Footwear—1.87%

NIKE, Inc. -Class B	5,793	374,807

General Merchandise Stores—3.70%

Family Dollar Stores, Inc.	11,790	311,256
Target Corp.	9,250	431,790

		743,046

Home Improvement Retail—4.00%

Home Depot, Inc. (The)	15,312	407,911
Lowe’s Cos., Inc.	18,822	394,133

		802,044

Hotels, Resorts & Cruise Lines—6.46%

Carnival Corp. (d)	6,300	209,664
Choice Hotels International, Inc.	10,555	327,838
Marriott International, Inc. -Class A	22,254	613,988
Regal Hotels International Holdings Ltd. (Hong Kong)	413,800	144,738

		1,296,228

Hypermarkets & Super Centers—0.98%

Costco Wholesale Corp.	3,470	195,916

Internet Retail—1.01%

Amazon.com, Inc. (b)	2,173	202,871

Internet Software & Services—3.55%

Google Inc. -Class A (b)	1,339	663,943
OpenTable, Inc. (b)	1,785	49,195

		713,138

Movies & Entertainment—11.01%

Time Warner Inc.	16,792	483,274
Viacom Inc. -Class A (b)	7,241	213,247
Viacom Inc. -Class B (b)	9,971	279,587
Walt Disney Co. (The)	44,878	1,232,350

		2,208,458

Restaurants—9.24%

Brinker International, Inc.	20,878	328,411
Darden Restaurants, Inc.	11,840	404,099
Jack in the Box Inc. (b)	14,002	286,901
McDonald’s Corp.	9,062	517,168
Yum! Brands, Inc.	9,356	315,859

		1,852,438

Soft Drinks—4.75%

Coca -Cola Co. (The)	5,885	316,025
PepsiCo, Inc.	10,843	636,050

		952,075

See accompanying notes which are an integral part of this schedule.
AIM V.I. Leisure Fund

	Shares	Value

Specialty Stores—2.82%

PetSmart, Inc.	16,558	$360,137
Staples, Inc.	8,859	205,706
		565,843

Total Common Stocks (Cost $17,812,079)		19,547,780

Money Market Funds—0.96%

Liquid Assets Portfolio -Institutional Class (e)	96,316	96,316
Premier Portfolio -Institutional Class (e)	96,316	96,316

Total Money Market Funds (Cost $192,632)		192,632

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—98.42% (Cost $18,004,711)		19,740,412

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—3.95%

Liquid Assets Portfolio -Institutional Class (Cost $792,420)(e)(f)	792,420	792,420

TOTAL INVESTMENTS—102.37% (Cost $18,797,131)		20,532,832

OTHER ASSETS LESS LIABILITIES—(2.37)%		(475,380)

NET ASSETS—100.00%		$20,057,452

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2009.

(d)	Each unit represents one common share and one trust share.

(e)	The money market fund and the Fund are affiliated by having the same investment advisor.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Leisure Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM V.I. Leisure Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of
AIM V.I. Leisure Fund

F.	Foreign Currency Translations — (continued)
market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$19,878,743	$654,089	$—	$20,532,832

AIM V.I. Leisure Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $8,185,100 and $9,422,974 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,071,633

Aggregate unrealized (depreciation) of investment securities	(1,350,969)

Net unrealized appreciation of investment securities	$1,720,664

Cost of investments for tax purposes is $18,812,168.
AIM V.I. Leisure Fund

AIM V.I. Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VIMCCE-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments(a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—80.22%

Aerospace & Defense—3.45%

Goodrich Corp.	83,979	$4,563,419
ITT Corp.	80,563	4,201,360
Precision Castparts Corp.	73,972	7,535,528

		16,300,307

Application Software—0.84%

Adobe Systems Inc. (b)	120,448	3,979,602

Asset Management & Custody Banks—1.41%

Legg Mason, Inc.	214,869	6,667,385

Auto Parts & Equipment—0.20%

WABCO Holdings Inc.	43,793	919,653

Communications Equipment—3.59%

Juniper Networks, Inc. (b)	148,209	4,004,607
Motorola, Inc.	735,361	6,316,751
Polycom, Inc. (b)	247,474	6,619,930

		16,941,288

Computer Storage & Peripherals—1.04%

NetApp, Inc. (b)	184,237	4,915,443

Data Processing & Outsourced Services—0.72%

Western Union Co. (The)	178,424	3,375,782

Distributors—0.96%

Genuine Parts Co.	119,013	4,529,635

Electrical Components & Equipment—0.81%

Thomas & Betts Corp. (b)	127,500	3,835,200

Electronic Equipment & Instruments—1.41%

Agilent Technologies, Inc. (b)	239,170	6,656,101

Electronic Manufacturing Services—0.91%

Molex Inc.	205,254	4,285,704

Environmental & Facilities Services—1.56%

Republic Services, Inc.	277,820	7,381,677

Food Retail—1.90%

Safeway Inc.	454,891	8,970,451

Gas Utilities—0.91%

UGI Corp.	172,142	4,313,879

Health Care Equipment—6.08%

Boston Scientific Corp. (b)	292,577	3,098,391
Hospira, Inc. (b)	136,581	6,091,513
Teleflex Inc.	74,840	3,615,520
Varian Medical Systems, Inc. (b)	168,162	7,084,665
Zimmer Holdings, Inc. (b)	165,334	8,837,102

		28,727,191

Health Care Facilities—0.91%

Rhoen-Klinikum AG (Germany)(c)	168,212	4,280,660

Health Care Services—2.25%

DaVita, Inc. (b)	68,583	3,884,541
Laboratory Corp. of America Holdings (b)	42,512	2,793,039
Quest Diagnostics Inc.	75,470	3,938,779

		10,616,359

Health Care Supplies—1.31%

Cooper Cos., Inc. (The)	184,761	5,492,944
Immucor, Inc. (b)	39,217	694,141

		6,187,085

Household Products—1.06%

Energizer Holdings, Inc. (b)	75,787	5,027,710

Industrial Conglomerates—2.15%

Tyco International Ltd.	293,884	10,133,120

Industrial Gases—1.00%

Air Products and Chemicals, Inc.	60,957	4,729,044

Industrial Machinery—4.34%

Atlas Copco A.B. -Class A (Sweden)	424,677	5,485,539
Danaher Corp.	75,279	5,067,782
Pall Corp.	155,169	5,008,855
Parker Hannifin Corp.	95,604	4,956,111

		20,518,287

Insurance Brokers—0.72%

Marsh & McLennan Cos., Inc.	137,377	3,397,333

IT Consulting & Other Services—1.60%

Amdocs Ltd. (b)	280,997	7,553,199

Leisure Products—0.97%

Hasbro, Inc.	165,561	4,594,318

Life Sciences Tools & Services—4.66%

Pharmaceutical Product Development, Inc.	280,069	6,144,714
Techne Corp.	58,765	3,675,751
Thermo Fisher Scientific, Inc. (b)	161,076	7,034,189
Waters Corp. (b)	92,138	5,146,828

		22,001,482

Managed Health Care—0.16%

Health Net Inc. (b)	48,841	752,151
See accompanying notes which are an integral part of this schedule.
AIM V.I. Mid Cap Core Equity Fund

	Shares	Value

Multi-Sector Holdings—0.27%

PICO Holdings, Inc. (b)	38,887	$1,296,881

Office Electronics—1.16%

Xerox Corp.	708,077	5,480,516

Office Services & Supplies—1.11%

Pitney Bowes Inc.	210,792	5,238,181

Oil & Gas Drilling—0.80%

Helmerich & Payne, Inc.	94,993	3,755,073

Oil & Gas Equipment & Services—2.18%

BJ Services Co.	365,953	7,110,467
Dresser-Rand Group, Inc. (b)	102,784	3,193,499

		10,303,966

Oil & Gas Exploration & Production—3.63%

Chesapeake Energy Corp.	87,568	2,486,931
Newfield Exploration Co. (b)	168,198	7,158,507
Penn West Energy Trust (Canada)	141,102	2,235,056
Pioneer Natural Resources Co.	60,259	2,186,799
Southwestern Energy Co. (b)	71,785	3,063,784

		17,131,077

Oil & Gas Storage & Transportation—1.25%

Williams Cos., Inc. (The)	329,485	5,887,897

Packaged Foods & Meats—2.69%

Cadbury PLC (United Kingdom)	551,352	7,076,509
Del Monte Foods Co.	142,231	1,647,035
Sara Lee Corp.	356,712	3,973,772

		12,697,316

Personal Products—0.95%

Avon Products, Inc.	132,513	4,500,142

Pharmaceuticals—1.83%

Allergan, Inc.	114,587	6,503,958
Teva Pharmaceutical Industries Ltd. —ADR (Israel)	42,688	2,158,305

		8,662,263

Property & Casualty Insurance—2.58%

Axis Capital Holdings Ltd.	156,623	4,726,882
Progressive Corp. (The) (b)	449,349	7,450,207

		12,177,089

Research & Consulting Services—0.81%

Dun & Bradstreet Corp. (The)	50,869	3,831,453

Semiconductors—3.10%

Linear Technology Corp.	248,866	6,876,167
Microchip Technology Inc.	89,612	2,374,718
Xilinx, Inc.	229,064	5,364,679

		14,615,564

Specialized Consumer Services—1.05%

H&R Block, Inc.	270,757	4,976,514

Specialized Finance—1.28%

Moody’s Corp.	294,937	6,034,411

Specialty Chemicals—3.47%

International Flavors & Fragrances Inc.	182,181	6,910,125
Sigma-Aldrich Corp.	175,932	9,496,810

		16,406,935

Systems Software—2.22%

Symantec Corp. (b)	635,258	10,462,699

Thrifts & Mortgage Finance—2.20%

People’s United Financial Inc.	667,599	10,387,840

Wireless Telecommunication Services—0.72%

MetroPCS Communications, Inc. (b)	365,341	3,419,592

Total Common Stocks & Other Equity Interests (Cost $330,162,106)		378,855,455

Preferred Stocks—2.13%

Household Products—2.13%

Henkel AG & Co. KGaA (Germany) -Pfd. (Cost $9,136,203)	233,038	10,052,567

Money Market Funds—17.02%

Liquid Assets Portfolio-Institutional Class (d)	40,191,647	40,191,647
Premier Portfolio-Institutional Class (d)	40,191,647	40,191,647

Total Money Market Funds (Cost $80,383,294)		80,383,294

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.37% (Cost $419,681,603)		469,291,316

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.01%
Liquid Assets Portfolio —Institutional Class (Cost $43,411)(d)(e)	43,411	43,411

TOTAL INVESTMENTS—99.38% (Cost $419,725,014)		469,334,727

OTHER ASSETS LESS LIABILITIES—0.62%		2,931,964

NET ASSETS—100.00%		$472,266,691

Investment Abbreviations:
ADR — American Depositary Receipt
Pfd. — Preferred
See accompanying notes which are an integral part of this schedule.
AIM V.I. Mid Cap Core Equity Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2009.

(d)	The money market fund and the Fund are affiliated by having the same investment advisor.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM V.I. Mid Cap Core Equity Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes
AIM V.I. Mid Cap Core Equity Fund

E.	Foreign Currency Translations — (continued)

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$465,054,067	$4,280,660	$—	$469,334,727
Other Investments*	—	90,739	—	90,739

Total Investments	$465,054,067	$4,371,399	$—	$469,425,466

*	Other Investments includes foreign currency contracts, which are included at unrealized appreciation.
AIM V.I. Mid Cap Core Equity Fund

NOTE 3 — Derivative Investments
Foreign Currency Contracts at Period-End
Open Foreign Currency Contracts

Settlement	Contract to					Unrealized
Date	Deliver		Receive		Value	Appreciation

12/04/09	GBP	2,218,030	USD	3,635,190	$3,544,451	$90,739
Closed Foreign Currency Contracts

						Realized
Closed	Contract to					Gain
Date	Deliver		Receive		Value	(Loss)

09/14/09	USD	1,245,960	GBP	750,000	$1,216,515	$(29,445)
09/21/09	USD	881,172	GBP	545,000	884,001	2,829
09/28/09	USD	904,681	GBP	570,000	924,551	19,870
						$(6,746)

Total foreign currency contracts						$83,993

Currency Abbreviations:
GBP — British Pound Sterling           USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $120,511,749 and $173,280,524 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$62,820,908
Aggregate unrealized (depreciation) of investment securities	(15,715,535)

Net unrealized appreciation of investment securities	$47,105,373

Cost of investments for tax purposes is $422,229,354.
AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Money Market Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VIMKT-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments
September 30, 2009
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—46.82%(a)

Asset-Backed Securities — Commercial Loans/Leases—10.37%

Amstel Funding Corp. (b)	2.00%	10/09/09	$2,000	$1,999,111
Atlantis One Funding Corp. (b)(c)	0.28%	11/06/09	1,000	999,720
Atlantis One Funding Corp. (b)(c)	0.40%	02/09/10	1,000	998,545

				3,997,376

Asset-Backed Securities — Consumer Receivables—10.01%

Old Line Funding, LLC (c)	0.30%	02/10/10	1,536	1,534,310
Ranger Funding Co., LLC	0.20%	10/26/09	614	613,915
Thames Asset Global Scuritization No. 1, Inc. (b)(c)	0.20%	10/06/09	710	709,980
Thunder Bay Funding, LLC (c)	0.32%	02/12/10	1,000	998,809

				3,857,014

Asset-Backed Securities — Fully Supported Bank—4.93%

Crown Point Capital Company, LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent)	0.50%	11/02/09	900	899,600
Grampian Funding Ltd./ LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)	0.38%	11/13/09	1,000	999,546

				1,899,146

Asset-Backed Securities — Multi-Purpose—11.14%

Chariot Funding, LLC/Ltd.	0.20%	11/17/09	1,023	1,022,733
Falcon Asset Securitization Corp. (c)	0.25%	10/06/09	1,026	1,025,964
Regency Markets No. 1, LLC (b)	0.33%	11/10/09	1,492	1,491,453
Tulip Funding Corp. (b)(c)	0.27%	12/01/09	756	755,654

				4,295,804

Asset-Backed Securities — Securities—2.59%

Cancara Asset Securitisation Ltd./LLC (b)	0.37%	10/20/09	1,000	999,805

Diversified Banks—7.78%

Banco Bilbao Vizcaya Argentaria, S.A. (b)	1.02%	11/13/09	1,000	998,782
Banco Bilbao Vizcaya Argentaria, S.A. (b)(c)	1.21%	10/14/09	1,000	999,563
Societe Generale North America, Inc. (b)	0.35%	01/25/10	1,000	998,888
				2,997,233

Total Commercial Paper (Cost $18,046,378)				18,046,378

Certificates of Deposit—26.80%

BNP Paribas (United Kingdom) (b)	0.31%	11/12/09	2,000	2,000,012
Calyon	0.70%	09/10/10	1,000	1,000,000
Deutsche Bank AG	0.31%	11/23/09	1,330	1,330,020
Royal Bank of Canada (d)	0.50%	12/16/09	2,000	2,000,000
Royal Bank of Scotland PLC	0.32%	10/05/09	2,000	2,000,000
Toronto-Dominion Bank	1.40%	12/11/09	1,000	1,000,000
Toronto-Dominion Bank	1.90%	10/02/09	1,000	1,000,000

Total Certificates of Deposit (Cost $10,330,032)				10,330,032

See accompanying notes which are an integral part of this schedule.
AIM V.I. Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Demand Notes—13.76%(d)(e)

Letter of Credit Enhanced—13.76%(f)

Benjamin Rose Institute (The) (Kethley House); Series 2005, Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)	0.45%	12/01/28	$1,828	$1,828,000
Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)	0.40%	05/01/31	600	600,000
Pitney Road Partners, LLC Series 2008, Notes (LOC-General Electric Capital Corp.) (c)	0.85%	07/01/25	2,375	2,375,000
Saint Paul (City of) Port Authority Series 2009-10 CC District, Cooling RB (LOC-Deutsche Bank AG) (b)	0.27%	03/01/29	500	500,000
Total Variable Rate Demand Notes (Cost $5,303,000)				5,303,000

Medium-Term Notes—2.60%

Bear Stearns Companies Inc. (d) (Cost $1,000,000)	0.50%	02/23/10	1,000	1,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)—89.98% (Cost $34,679,410)				34,679,410

	Repurchase
	Amount

Repurchase Agreements—10.15%(g)

Banc of America Securities LLC, Joint agreement dated 09/30/09, aggregate maturing value $100,000,083 (collateralized by U.S. Treasury obligations valued at $102,000,076; 1.13%, 12/15/11)	0.03%	10/01/09	700,001	700,000
Barclays Capital Inc., Joint agreement dated 09/30/09, aggregate maturing value $395,198,031 (collateralized by U.S. Treasury obligations valued at $403,102,585; 0%, 05/04/11)	0.03%	10/01/09	1,412,069	1,412,068
Credit Suisse Securities (USA) LLC, Joint agreement dated 09/30/09, aggregate maturing value $800,000,667 (collateralized by U.S. Treasury obligations valued at $816,001,588; 5.00%-8.75%, 08/15/20-05/15/37)	0.03%	10/01/09	1,000,001	1,000,000
Societe Generale, Joint agreement dated 09/30/09, maturing value $500,000,556 (collateralized by U.S. Treasury obligations valued at $510,336,320; 0%-6.25%, 01/21/11-07/15/32)	0.04%	10/01/09	800,001	800,000

Total Repurchase Agreements (Cost $3,912,068)				3,912,068

TOTAL INVESTMENTS—100.13% (Cost $38,591,478) (h)(i)				38,591,478

OTHER ASSETS LESS LIABILITIES—(0.13)%				(51,291)

NET ASSETS—100.00%				$38,540,187

Investment Abbreviations:
CEP — Credit Enhancement Provider
LOC — Letter of Credit
RB — Revenue Bonds

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 16.1%; Netherlands 12.3%; Spain 5.2%; other countries less than 5% each: 3.9%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2009 was $10,397,545, which represented 26.98% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2009.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2009.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1E.

(h)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Money Market Fund

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. Entities Percentage

Entities	Percentage

JPMorgan Chase Bank, N.A.	8.9%
General Electric Capital Corp.	6.2
Amstel Funding Corp.	5.2
Atlantis One Funding Corp.	5.2
Banco Bilbao Vizcaya Argentaria, S.A.	5.2
BNP Paribas Finance Inc.	5.2
Royal Bank of Canada	5.2
Royal Bank of Scotland PLC	5.2
Toronto-Dominion Bank	5.2

See accompanying notes which are an integral part of this schedule.
AIM V.I. Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Guarantee Program— The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department’) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Fund’s Board approved to participate in the final extension of the Program through September 18, 2009. The program expired on September 18, 2009.
E.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in
AIM V.I. Money Market Fund

E. Repurchase Agreements — (continued)
accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$38,591,478	$—	$38,591,478

AIM V.I. Money Market Fund

AIM V.I. PowerShares ETF Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VIPEA-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments
September 30, 2009
(Unaudited)
Schedule of Investments in Affiliated Issuers—99.28%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/08	at Cost	from Sales	Appreciation	Gain (Loss)	Income	09/30/09	09/30/09

Domestic Equity ETFs—19.49%
PowerShares FTSE RAFI US 1000 Portfolio	11.25%	$47,754	$2,624,749	$(176,899)	$654,360	$(3,657)	$19,318	66,900	$3,146,307
PowerShares FTSE RAFI US 1500 Small Mid Portfolio	8.24%	35,505	1,819,934	(120,777)	568,521	1,943	6,055	46,540	2,305,126

Total Domestic Equity ETFs		83,259	4,444,683	(297,676)	1,222,881	(1,714)	25,373		5,451,433

Fixed-Income ETFs—36.24%

PowerShares 1-30 Laddered Treasury Portfolio	18.21%	170,466	5,730,219	(827,241)	65,774	(47,008)	55,820	182,190	5,092,210
PowerShares Emerging Markets Sovereign Debt Portfolio	11.20%	45,024	2,897,943	(122,596)	318,308	(6,301)	58,410	119,785	3,132,378
PowerShares High Yield Corporate Bond Portfolio	6.83%	30,217	1,762,846	(17,428)	135,198	(2,730)	44,405	107,620	1,908,103

Total Fixed-Income ETFs		245,707	10,391,008	(967,265)	519,280	(56,039)	158,635		10,132,691

Foreign Equity ETFs—42.17%

iShares MSCI Japan Index Fund(b)	4.14%	24,307	1,055,803	(6,237)	83,398	(752)	3,254	116,350	1,156,519
iShares S&P/TOPIX 150 Index Fund(b)	4.32%	15,725	1,134,867	(5,205)	63,272	(462)	3,237	28,295	1,208,197
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	8.34%	35,015	1,827,474	(107,214)	574,337	1,194	22,446	50,505	2,330,806
PowerShares FTSE RAFI Developed Markets ex-US Small- Mid Portfolio	9.06%	39,480	2,000,537	(42,257)	539,046	(1,921)	13,306	118,730	2,534,885
PowerShares FTSE RAFI Emerging Markets Portfolio	7.17%	30,802	1,727,415	(152,378)	393,777	5,403	6,459	93,605	2,005,019
PowerShares FTSE RAFI Europe Portfolio	9.14%	39,434	2,099,142	(193,791)	615,188	(2,743)	16,918	68,485	2,557,230

Total Foreign Equity ETFs		184,763	9,845,238	(507,082)	2,269,018	719	65,620		11,792,656

Money Market Funds—1.38%

Liquid Assets Portfolio-Institutional Class	0.69%	16,377	8,796,996	(8,620,422)	—	—	1,068	192,951	192,951
Premier Portfolio-Institutional Class	0.69%	16,377	8,796,996	(8,620,422)	—	—	888	192,951	192,951
Total Money Market Funds		32,754	17,593,992	(17,240,844)	—	—	1,956		385,902

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $23,708,417)	99.28%	$546,483	$42,274,921	$(19,012,867)	$4,011,179	$(57,034)	$251,584		$27,762,682

OTHER ASSETS LESS LIABILITIES	0.72%								200,389

NET ASSETS	100.00%								$27,963,071

Investment Abbreviations:

ETF—Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Unless otherwise indicated, each exchange-traded fund or mutual fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor.

(b)	Non-affiliate of the Fund or its investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM V.I. PowerShares ETF Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
AIM V.I. PowerShares ETF Allocation Fund

A.	Security Valuations — (continued)
of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Supplemental Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Equity Securities	$27,762,682	$—	$—	$27,762,682

AIM V.I. PowerShares ETF Allocation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $24,680,929 and $1,772,023 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,054,199
Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$4,054,199

Cost of investments for tax purposes is $23,708,483.
AIM V.I. PowerShares ETF Allocation Fund

AIM V.I. Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	VISCE-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments(a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.91%

Advertising—1.11%

Interpublic Group of Cos., Inc. (The) (b)	281,563	$2,117,354

Aerospace & Defense—2.48%

AAR Corp. (b)	93,496	2,051,302
Aerovironment Inc. (b)(c)	41,505	1,165,876
Curtiss-Wright Corp.	44,226	1,509,433

		4,726,611

Airlines—0.73%

Allegiant Travel Co. (b)(c)	36,562	1,392,647

Apparel Retail—2.05%

Citi Trends Inc. (b)	59,333	1,689,211
J. Crew Group, Inc. (b)	61,699	2,210,058

		3,899,269

Apparel, Accessories & Luxury Goods—3.04%

Carter’s, Inc. (b)	72,754	1,942,532
Phillips-Van Heusen Corp.	54,957	2,351,610
Volcom, Inc. (b)	90,673	1,494,291

		5,788,433

Application Software—2.81%

Blackbaud, Inc.	80,746	1,873,307
Parametric Technology Corp. (b)	114,955	1,588,678
Quest Software, Inc. (b)	112,459	1,894,934

		5,356,919

Asset Management & Custody Banks—2.15%

Affiliated Managers Group, Inc. (b)	22,263	1,447,317
GAMCO Investors, Inc. -Class A	27,887	1,274,436
SEI Investments Co.	69,685	1,371,401

		4,093,154

Auto Parts & Equipment—0.87%

TRW Automotive Holdings Corp. (b)	98,599	1,651,533

Biotechnology—0.45%

InterMune, Inc. (b)(c)	54,264	864,426

Casinos & Gaming—1.01%

Bally Technologies Inc. (b)	50,001	1,918,538

Communications Equipment—2.19%

Arris Group Inc. (b)	196,915	2,561,864
Comtech Telecommunications Corp. (b)	48,660	1,616,485

		4,178,349

Construction & Engineering—1.73%

MYR Group Inc. (b)	85,748	1,808,425
Northwest Pipe Co. (b)	44,058	1,477,265

		3,285,690

Construction, Farm Machinery & Heavy Trucks—0.78%

Titan International, Inc.	85,249	758,716
Trinity Industries, Inc.	42,523	730,970

		1,489,686

Data Processing & Outsourced Services—2.95%

CyberSource Corp. (b)	114,103	1,902,097
Euronet Worldwide, Inc. (b)	78,682	1,890,729
Wright Express Corp. (b)	62,026	1,830,387

		5,623,213

Diversified Chemicals—0.94%

FMC Corp.	31,643	1,779,919

Diversified Metals & Mining—0.94%

Compass Minerals International, Inc.	29,152	1,796,346

Diversified Support Services—0.61%

EnerNOC, Inc. (b)(c)	35,237	1,168,459

Electrical Components & Equipment—3.39%

Baldor Electric Co.	70,151	1,917,928
Belden Inc.	66,946	1,546,453
General Cable Corp. (b)	40,379	1,580,838
GrafTech International Ltd. (b)	96,365	1,416,565

		6,461,784

Electronic Equipment & Instruments—1.37%

OSI Systems, Inc. (b)	86,863	1,588,724
Rofin-Sinar Technologies, Inc. (b)	44,292	1,016,945

		2,605,669

Environmental & Facilities Services—2.69%

ABM Industries Inc.	113,654	2,391,280
Team, Inc. (b)	72,572	1,230,095
Waste Connections, Inc. (b)	52,324	1,510,071

		5,131,446

Gas Utilities—1.53%

Energen Corp.	31,658	1,364,460
UGI Corp.	62,052	1,555,023

		2,919,483

See accompanying notes which are an integral part of this schedule.
AIM V.I. Small Cap Equity Fund

	Shares	Value

General Merchandise Stores—0.64%

Pantry, Inc. (The) (b)	78,049	$1,223,808

Health Care Distributors—0.92%

Owens & Minor, Inc.	38,883	1,759,456
Health Care Equipment—0.94%

Invacare Corp.	79,884	1,779,816

Health Care Facilities—1.89%

Skilled Healthcare Group Inc. -Class A(b)	178,494	1,433,307
Universal Health Services, Inc. -Class B	34,887	2,160,552

		3,593,859

Health Care Services—1.88%

Emdeon, Inc. — Class A (b)	114,334	1,852,211
Gentiva Health Services, Inc. (b)	68,940	1,724,189

		3,576,400

Health Care Supplies—2.06%

Haemonetics Corp. (b)	30,693	1,722,491
Quidel Corp. (b)	135,854	2,204,911

		3,927,402

Health Care Technology—1.29%

athenahealth Inc. (b)(c)	22,163	850,394
Omnicell, Inc. (b)	143,854	1,602,534

		2,452,928

Home Furnishings—1.00%

Ethan Allen Interiors Inc.	115,724	1,909,446

Hotels, Resorts & Cruise Lines—0.22%

Red Lion Hotels Corp. (b)	73,235	421,101

Industrial Machinery—2.73%

Chart Industries, Inc. (b)	59,948	1,294,278
RBC Bearings Inc. (b)	63,670	1,485,421
Valmont Industries, Inc.	28,396	2,418,771

		5,198,470

Insurance Brokers—1.56%

Arthur J. Gallagher & Co.	71,783	1,749,352
eHealth, Inc. (b)	84,014	1,219,883

		2,969,235

Integrated Telecommunication Services—2.47%

Alaska Communications Systems Group Inc.	197,687	1,828,605
Cincinnati Bell Inc. (b)	598,265	2,093,927
NTELOS Holdings Corp.	44,785	790,903

		4,713,435

Internet Software & Services—1.25%

Open Text Corp. (Canada)(b)	63,997	2,389,008

Investment Banking & Brokerage—1.26%

KBW Inc. (b)(c)	74,516	2,400,906
Teton Advisors, Inc. -Class B (b)	631	1,734

		2,402,640

IT Consulting & Other Services—0.99%

CACI International Inc. -Class A (b)	39,901	1,886,120

Life Sciences Tools & Services—1.39%

Dionex Corp. (b)	25,991	1,688,635
eResearch Technology, Inc. (b)	135,563	948,941

		2,637,576

Marine—0.70%

DryShips Inc. (Greece)	201,036	1,332,869

Metal & Glass Containers—0.95%

AptarGroup, Inc.	48,564	1,814,351

Movies & Entertainment—0.96%

World Wrestling Entertainment, Inc. -Class A	130,734	1,831,583

Office REIT’s—0.75%

Alexandria Real Estate Equities, Inc. (c)	26,124	1,419,839

Oil & Gas Equipment & Services—4.47%

Complete Production Services, Inc. (b)	223,308	2,523,381
Dresser-Rand Group, Inc. (b)	61,960	1,925,097
Lufkin Industries, Inc.	29,600	1,574,128
Oceaneering International, Inc. (b)	43,748	2,482,699

		8,505,305

Oil & Gas Exploration & Production—4.14%

Arena Resources, Inc. (b)	47,959	1,702,544
Comstock Resources, Inc. (b)	48,808	1,956,225
Forest Oil Corp. (b)	114,485	2,240,471
Penn Virginia Corp.	86,303	1,977,202

		7,876,442

Packaged Foods & Meats—1.58%

Flowers Foods, Inc.	53,972	1,418,924
TreeHouse Foods, Inc. (b)	44,523	1,588,135

		3,007,059

Pharmaceuticals—2.93%

Biovail Corp. (Canada)(b)	126,964	1,959,054
ViroPharma Inc. (b)	178,574	1,717,882
VIVUS, Inc. (b)	182,729	1,909,518

		5,586,454

Property & Casualty Insurance—1.60%

FPIC Insurance Group, Inc. (b)	47,088	1,579,802
See accompanying notes which are an integral part of this schedule.
AIM V.I. Small Cap Equity Fund

	Shares	Value

Property & Casualty Insurance—(continued)

Hanover Insurance Group Inc. (The)	35,714	$1,476,060

		3,055,862

Regional Banks—4.18%

BancFirst Corp.	30,063	1,110,227
Commerce Bancshares, Inc.	42,078	1,566,985
Community Trust Bancorp, Inc.	54,253	1,419,801
First Financial Bankshares, Inc. (c)	26,414	1,306,436
FirstMerit Corp.	70,819	1,347,686
Texas Capital Bancshares, Inc. (b)	72,292	1,217,397

		7,968,532

Restaurants—3.71%

Brinker International, Inc.	95,657	1,504,684
DineEquity, Inc.	53,187	1,316,378
Papa John’s International, Inc. (b)	54,444	1,337,689
Sonic Corp. (b)	143,944	1,592,021
Texas Roadhouse, Inc. -Class A (b)	124,140	1,318,367

		7,069,139

Semiconductor Equipment—3.03%

ATMI, Inc. (b)	92,087	1,671,379
Cymer, Inc. (b)	55,336	2,150,357
MKS Instruments, Inc. (b)	101,483	1,957,607

		5,779,343

Semiconductors—2.24%

ON Semiconductor Corp. (b)	238,640	1,968,780
Semtech Corp. (b)	135,255	2,300,688

		4,269,468

Specialized REIT’s—2.55%

LaSalle Hotel Properties	107,948	2,122,258
Senior Housing Properties Trust	73,546	1,405,464
Universal Health Realty Income Trust	40,789	1,327,682

		4,855,404

Specialty Chemicals—0.68%

Zep, Inc.	79,595	1,293,419

Systems Software—1.44%

Ariba Inc. (b)	236,103	2,738,795

Technology Distributors—0.81%

Anixter International Inc. (b)	38,456	1,542,470

Trading Companies & Distributors—0.96%

Beacon Roofing Supply, Inc. (b)	114,425	1,828,511

Trucking—2.59%

Landstar System, Inc.	48,551	1,847,851
Marten Transport, Ltd. (b)	71,922	1,226,989
Old Dominion Freight Line, Inc. (b)	61,050	1,857,752

		4,932,592

Water Utilities—0.33%

Cascal N.V. (United Kingdom)	98,223	618,805

Total Common Stocks & Other Equity Interests (Cost $178,855,185)		188,415,870

Money Market Funds—0.58%

Liquid Assets Portfolio-Institutional Class (d)	551,275	551,275
Premier Portfolio-Institutional Class (d)	551,275	551,275

Total Money Market Funds (Cost $1,102,550)		1,102,550

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.49% (Cost $179,957,735)		189,518,420

Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds—1.91%

Liquid Assets Portfolio -Institutional Class (Cost $3,645,569)(d)(e)	3,645,569	3,645,569

TOTAL INVESTMENTS—101.40% (Cost $183,603,304)		193,163,989

OTHER ASSETS LESS LIABILITIES—(1.40)%		(2,662,648)

NET ASSETS—100.00%		$190,501,341

Investment Abbreviations:
REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2009.

(d)	The money market fund and the Fund are affiliated by having the same investment advisor.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
AIM V.I. Small Cap Equity Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
AIM V.I. Small Cap Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$193,163,989	$—	$—	$193,163,989

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $63,161,564 and $59,058,361, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,476,292
Aggregate unrealized (depreciation) of investment securities	(17,495,187)

Net unrealized appreciation of investment securities	$8,981,105

Cost of investments for tax purposes is $184,182,884.
AIM V.I. Small Cap Equity Fund

AIM V.I. Technology Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	I-VITEC-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments(a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.60%

Aerospace & Defense—0.52%

DigitalGlobe Inc. (b)	25,635	$573,455

Application Software—3.82%

Adobe Systems Inc. (b)	15,385	508,320
NICE Systems Ltd. ADR -(Israel)(b)	64,391	1,960,062
Shanda Games Ltd. ADR -(Cayman Islands)(b)(c)	57,865	677,021
Solera Holdings Inc.	34,129	1,061,753

		4,207,156

Communications Equipment—10.92%

Brocade Communications Systems, Inc. (b)	93,241	732,874
Cisco Systems, Inc. (b)	120,173	2,828,872
Nokia Corp. -ADR (Finland)	83,896	1,226,559
Plantronics, Inc.	61,728	1,654,928
Polycom, Inc. (b)	34,024	910,142
QUALCOMM Inc.	66,610	2,996,118
Research In Motion Ltd. (Canada)(b)	24,734	1,670,782

		12,020,275

Computer Hardware—11.14%

Apple Inc. (b)	29,587	5,484,543
Dell Inc. (b)	69,158	1,055,351
Hewlett -Packard Co.	90,153	4,256,123
International Business Machines Corp.	12,238	1,463,787

		12,259,804

Computer Storage & Peripherals—6.79%

EMC Corp. (b)	166,134	2,830,923
NetApp, Inc. (b)	24,768	660,810
QLogic Corp. (b)	71,875	1,236,250
Seagate Technology	79,906	1,215,370
Synaptics Inc. (b)(c)	13,043	328,684
Western Digital Corp. (b)	32,850	1,200,011

		7,472,048

Data Processing & Outsourced Services—5.10%

Alliance Data Systems Corp. (b)(c)	39,962	2,440,879
MasterCard, Inc. -Class A	5,444	1,100,504
VeriFone Holdings, Inc. (b)	62,067	986,245
Western Union Co.	57,260	1,083,359

		5,610,987

Electronic Components—2.02%

Corning Inc.	84,311	1,290,801
Dolby Laboratories Inc. -Class A (b)	24,519	936,381

		2,227,182

Electronic Equipment & Instruments—0.72%

Cogent Inc. (b)	78,572	793,577

Electronic Manufacturing Services—3.01%

Flextronics International Ltd. (Singapore)(b)	147,963	1,103,804
Tyco Electronics Ltd. (Switzerland)	99,063	2,207,124

		3,310,928

Home Entertainment Software—1.33%

Activision Blizzard, Inc. (b)	70,346	871,587
Nintendo Co., Ltd. (Japan)	2,300	588,221

		1,459,808

Integrated Telecommunication Services—1.39%

AT&T Inc.	56,727	1,532,196

Internet Retail—0.59%

Amazon.com, Inc. (b)	6,982	651,840

Internet Software & Services—8.24%

DivX, Inc. (b)	109,263	596,576
eBay Inc. (b)	45,500	1,074,255
Google Inc. -Class A (b)	8,927	4,426,453
Omniture, Inc. (b)	70,862	1,519,281
VeriSign, Inc. (b)	23,788	563,538
Yahoo! Inc. (b)	49,973	890,019

		9,070,122

IT Consulting & Other Services—5.63%

Amdocs Ltd. (b)	83,428	2,242,545
Cognizant Technology Solutions Corp. -Class A (b)	102,322	3,955,768

		6,198,313

Other Diversified Financial Services—0.77%

BlueStream Ventures L.P. (Acquired 08/03/00 -06/13/08; Cost $3,149,655)(d)(e)	—	847,227

Semiconductor Equipment—5.02%

Applied Materials, Inc.	136,270	1,826,018
ASML Holding N.V. -New York Shares (Netherlands)	66,591	1,969,096
Cymer, Inc. (b)	44,443	1,727,055

		5,522,169

Semiconductors—16.76%

Avago Technologies Ltd. (Singapore)(b)	84,144	1,436,338
Intel Corp.	188,998	3,698,691
Intersil Corp. -Class A	111,959	1,714,092
Marvell Technology Group Ltd. (b)	177,316	2,870,746
Microsemi Corp. (b)	93,397	1,474,739
See accompanying notes which are an integral part of this schedule.
AIM V.I. Technology Fund

	Shares	Value

Semiconductors—(continued)

ON Semiconductor Corp. (b)	226,582	$1,869,302
Semtech Corp. (b)	73,731	1,254,164
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR (Taiwan)	152,568	1,672,145
Texas Instruments Inc.	39,027	924,550
Xilinx, Inc.	65,169	1,526,258

		18,441,025

Systems Software—11.44%

Ariba Inc. (b)	138,846	1,610,614
Check Point Software Technologies Ltd. (Israel)(b)	112,268	3,182,798
Microsoft Corp.	148,828	3,853,157
Novell, Inc. (b)	207,054	933,813
Oracle Corp.	90,417	1,884,290
Symantec Corp. (b)	67,878	1,117,951

		12,582,623

Technology Distributors—1.40%

Anixter International Inc. (b)	38,267	1,534,889

Wireless Telecommunication Services—0.99%

American Tower Corp. -Class A (b)	29,796	1,084,574

Total Common Stocks & Other Equity Interests (Cost $99,761,084)		107,400,198

	Principal
	Amount
U.S. Treasury Notes—0.20%

3.13%, 11/30/09 (Cost $225,983)	$225,000	226,063

	Shares
Money Market Funds—2.32%

Liquid Assets Portfolio-Institutional Class (f)	1,279,346	1,279,346

Premier Portfolio-Institutional Class (f)	1,279,346	1,279,346

Total Money Market Funds (Cost $2,558,692)		2,558,692

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.12% (Cost $102,545,759)		110,184,953

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—2.27%

Liquid Assets Portfolio -Institutional Class (Cost $2,495,005)(f)(g)	2,495,005	2,495,005

TOTAL INVESTMENTS—102.39% (Cost $105,040,764)		112,679,958

OTHER ASSETS LESS LIABILITIES—(2.39)%		(2,633,840)

NET ASSETS—100.00%		$110,046,118

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2009.

(d)	The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2009 represented 0.77% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment advisor.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
AIM V.I. Technology Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar
AIM V.I. Technology Fund

F.	Foreign Currency Translations — (continued)
amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$111,018,447	$588,221	$847,227	$112,453,895
U.S. Treasury Debt Securities	—	226,063	—	226,063

Total Investments	$111,018,447	$814,284	$847,227	$112,679,958

AIM V.I. Technology Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $34,754,009 and $28,333,807, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,552,791
Aggregate unrealized (depreciation) of investment securities	(8,467,078)

Net unrealized appreciation of investment securities	$9,085,713

Cost of investments for tax purposes is $103,594,245.
AIM V.I. Technology Fund

AIM V.I. Utilities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	I-VIUTI-QTR-1 09/09	Invesco Aim Advisors, Inc.

Schedule of Investments (a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks—96.57%

Electric Utilities—43.72%

American Electric Power Co., Inc.	79,658	$2,468,601
Duke Energy Corp.	129,391	2,036,614
E.ON AG (Germany)	59,243	2,515,678
Edison International	85,393	2,867,497
Entergy Corp.	44,654	3,566,069
Exelon Corp.	53,966	2,677,793
FirstEnergy Corp.	60,196	2,752,161
FPL Group, Inc.	53,025	2,928,571
Pepco Holdings, Inc.	132,835	1,976,585
Portland General Electric Co.	110,188	2,172,907
PPL Corp.	89,087	2,702,900
Southern Co.	59,421	1,881,863

		30,547,239

Gas Utilities—11.34%

AGL Resources Inc.	75,246	2,653,926
EQT Corp.	33,622	1,432,297
ONEOK, Inc.	59,809	2,190,206
Questar Corp.	29,767	1,118,049
UGI Corp.	21,041	527,287

		7,921,765

Independent Power Producers & Energy Traders—3.76%

NRG Energy, Inc. (b)	93,138	2,625,560

Integrated Telecommunication Services—5.38%

AT&T Inc.	64,107	1,731,530
Verizon Communications Inc.	67,080	2,030,512

		3,762,042

Multi-Utilities—27.15%

CMS Energy Corp.	215,086	2,882,152
Dominion Resources, Inc.	83,819	2,891,755
National Grid PLC (United Kingdom)	208,554	2,018,778
PG&E Corp.	74,331	3,009,662
Public Service Enterprise Group Inc.	69,762	2,193,317
Sempra Energy	44,976	2,240,255
Wisconsin Energy Corp.	26,721	1,206,988
Xcel Energy, Inc.	131,086	2,522,095

		18,965,002

Oil & Gas Storage & Transportation—5.22%

El Paso Corp.	90,591	934,899
Williams Cos., Inc. (The)	151,722	2,711,272
		3,646,171

Total Common Stocks (Cost $60,563,626)		67,467,779

Money Market Funds—2.17%

Liquid Assets Portfolio-Institutional Class (c)	758,862	758,862
Premier Portfolio-Institutional Class (c)	758,862	758,862

Total Money Market Funds (Cost $1,517,724)		1,517,724

TOTAL INVESTMENTS—98.74% (Cost $62,081,350)		68,985,503

OTHER ASSETS LESS LIABILITIES—1.26%		877,230

NET ASSETS—100.00%		$69,862,733

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.
AIM V.I. Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
AIM V.I. Utilities Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
     Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund’s holdings.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
AIM V.I. Utilities Fund

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$66,966,725	$2,018,778	$—	$68,985,503

AIM V.I. Utilities Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $6,653,236 and $22,233,293, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,028,703
Aggregate unrealized (depreciation) of investment securities	(5,336,576)

Net unrealized appreciation of investment securities	$6,692,127

Cost of investments for tax purposes is $62,293,376.
AIM V.I. Utilities Fund

Item 2. Controls and Procedures.
(a)	As of September 21, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 21, 2009, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Variable Insurance Funds

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	November 24, 2009
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	November 24, 2009

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	November 24, 2009

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.